UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-149295
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 21	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 118	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2021

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2021 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide YourLife® Accumulation VUL – New York
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
1

•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
•	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
•	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA International Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
•	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco - Invesco V.I. Global Fund: Series I
•	Invesco - Invesco V.I. Global Strategic Income Fund: Series I
•	Invesco - Invesco V.I. Main Street Fund: Series I
•	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I
•	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
•	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
2

•	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
•	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
•	Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
3

•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - Global Resources Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
4

5

Table of Contents (continued)
6

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
7

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	For additional information, see Policy Riders and Rider Charges.
8

In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
9

Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account, unless the policy owner elects Directed Monthly Deductions, except where noted.
10

The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Currently: $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases	Maximum: $47.96 per $1,000 of Specified Amount	Minimum: $0.43 per $1,000 of Specified Amount
Representative: an Issue Age of 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, premiums paid in the first year are $7,000, and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$13.02 per $1,000 of Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximum that may be charged in any policy year. Currently, the maximum Premium Load is assessed on Premiums paid in all policy years, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	The maximum Surrender Charge calculation assumes: the Insured is a male; age 65; Death Benefit Option 1; the Specified Amount is $1,000,000, a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium. The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 2, non-tobacco; Death Benefit Option 1, the Specified Amount is $10,000,000 or more, a full surrender is taken during the 10th policy year; and the aggregate first year Premium equals the minimum premium required at issue, see Surrender Charges and Appendix C: Surrender Charge Examples.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
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Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Representative: an Issue Age of 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.04 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount at Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum: $0.75 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.50 per $1,000 on the first $250,000 of Cash Value allocated to the Sub-Accounts for the first 10 policy years
Administrative Per Policy Charge	Monthly	Maximum: $9.00 per policy	Currently: $9.00 per policy
Underwriting and Distribution Charge4†	Monthly	Maximum: $0.40 per $1,000 of Base Policy Specified Amount	Minimum: $0.05 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35; in the first policy year; male preferred non-tobacco with a Base Policy Specified Amount of $500,000; and Death Benefit Option 1	Monthly	$0.16 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually	Maximum: 3.90% of outstanding policy loan	Currently: 3.90% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount of less than $250,000. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is either male or female; and is Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts. Currently, the Mortality and Expense Risk Charge is $0.50 per $1,000 on the first $250,000 of Cash Value allocated to the Sub-Accounts on a monthly basis in policy years 1-10, and $0.00 in policy year 11 and thereafter.
[4]	The maximum Underwriting and Distribution Charge assumes: policy years 1-10; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect. The minimum charge assumes: policy years 1-10; an issue age of zero; non-tobacco; a Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect.
[5]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
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The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge1†	Monthly	Maximum: $13.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.05 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge2†	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge3†	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Premium Waiver Rider Charge4†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge5†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male; in the first policy year; preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Death Benefit
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Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Waiver of Monthly Deductions Rider Charge6†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit.
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge calculation assumes: the Insured is a female; Issue Age 85; standard tobacco with a Substandard Rating table P. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 100; and any underwriting classification.
[2]	The maximum Spouse Life Insurance Rider Charge calculation assumes: the Insured is a male; Attained Age 69; standard tobacco with a Substandard Rating of table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge calculation assumes: the Insured is female; Attained Age 21; standard non-tobacco; no Substandard Rating or Flat Extra Charge; and a Spouse Life Insurance Rider Specified Amount of $100,000.
[3]	The maximum Accidental Death Benefit Rider Charge calculation assumes: the Insured is Attained Age 69 with a Substandard Rating of table P. The minimum charge calculation assumes: the Insured is Attained Age 5 with no Substandard Rating.
[4]	The maximum Premium Waiver Rider Charge calculation assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of table H. The minimum charge calculation assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[5]	The monthly Additional Term Insurance Rider Charge is a product of the Rider's monthly cost of insurance rate and the Rider death benefit. The maximum charge calculation assumes: the Insured is either male or female and Attained Age 119; policy year 75; any underwriting classification with a Substandard Rating of Table P; and any Total Specified Amount. The minimum charge calculation assumes: the Insured is female, issue age 38, policy year 1, preferred plus non-tobacco, and a Total Specified Amount of at least $1,000,000.
[6]	The maximum Waiver of Monthly Deductions Rider Charge calculation assumes: the Insured is Attained Age 59 with a Substandard Rating of table H. The minimum charge calculation assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.14%	3.50%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
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Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
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Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by Internet at www.nationwide.com.
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
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To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
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Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a policy owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the policy owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the policy owner receives the policy.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
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Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
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Persistency Credit
The policy is eligible for a persistency credit if it is maintained through the eligibility date stated on the Policy Data Page. Eligibility dates will vary based on the issue age of the Insured as follows:
Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10
Persistency credit eligibility ends immediately upon termination of the policy, see Terminating the Policy.
The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as Nationwide assumed when the policies were issued. For policies which have a Policy Date of May 6, 2013 or after, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0167% (0.20% annualized) of the policy's Cash Value allocated to variable Sub-Accounts. For policies which have a Policy Date prior to May 6, 2013, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0208% (0.25% annualized) of the policy's Cash Value allocated to variable Sub-Accounts. This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized. The percentage paid will be determined and applied on a uniform and non-discriminatory basis. Any credit already paid will not be subject to recapture for any reason. For tax purposes, the persistency credit is considered Investment Experience, not premium.
Nationwide may discontinue offering this credit on a prospective basis for new issues at any time.
The persistency credit, if payable, will be calculated and applied as follows:
•	Beginning on the eligibility date stated in the Policy Data Pages, and on each Policy Monthaversary thereafter, Nationwide will credit the policy with the persistency credit.
•	The monthly credit is equal to the persistency credit percentage multiplied by the policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable Policy Monthaversary.
•	The monthly credit is calculated before Nationwide processes any monthly deductions. The credit is added proportionately to the policy’s investment options according to the most recent allocation instructions in effect.
There is no separate additional charge for this persistency credit feature. If a persistency credit is paid, Nationwide provide it through a reduction in its profit.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk.
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Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase extended term insurance without evidence of insurability. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 2001 Commissioner’s Standard Ordinary Mortality Select and Ultimate Table, distinct by sex and rate class.
Additionally, on each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
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Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against
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allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The current (and guaranteed maximum) Sales Load is $25 per $1,000 of Premium. This charge is assessed in all policy years.
Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
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Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 22% to 95% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger and non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-56	Issue Ages 57+
1	100%	100%
2	100%	90.0%
3	100%	80.0%
4	90.0%	70.0%
5	80.0%	60.0%
6	70.0%	50.0%
7	60.0%	40.0%
8	45.0%	30.0%
9	30.0%	20.0%
10	10.0%	10.0%
11 and thereafter	0.0%	0.0%
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Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Death Benefit Option Changes
If the elected death benefit option is changed from Death Benefit Option 1 to Death Benefit Option 2, the applicable initial Surrender Charge will be recalculated assuming that, at the time a Base Policy Specified Amount segment of coverage originally became effective, the death benefit option was Death Benefit Option 2. The adjusted surrender charge will apply from the effective date of the death benefit option change for the remaining applicable surrender charge period. This results in a reduction of the applicable Surrender Charge for each segment in effect at the time of the death benefit option change, see Appendix C: Surrender Charge Examples.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Right to Exchange section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge,
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so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $9.00 per $1,000 of all variable account Cash Value for all policy years. Currently, the annualized Mortality and Expense Risk Charge rate that is assessed is based on the following schedule:
Cash Value	Policy Years 1 – 10	Policy Years 10+
Charge for first $250,000 of Variable Cash Value	$6.00 per $1,000	$0.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$0.00 per $1,000	$0.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $9 per month in all policy years. The maximum guaranteed charge is $9 per month in all policy years.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount. Currently, the guaranteed maximum applicable charge is assessed.
The guaranteed maximum Underwriting and Distribution Charge will vary on the basis of three factors: the Insured’s Attained Age, the Death Benefit option in effect, and the applicable Underwriting and Distribution Charge rate.
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The applicable Underwriting and Distribution Charge rate is set on the Policy Date or effective date of any Base Policy Specified Amount increase. For example, the maximum guaranteed Underwriting and Distribution Charge rates for an Attained Age 85 Insured with Death Benefit Option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, are as follows: $0.39 per $1,000 of the first $250,000 of Base Policy Specified Amount, $0.40 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $0.39 per $1,000 of Base Policy Specified Amount in excess of $500,000.
Once set, an applicable Underwriting and Distribution Charge rate will not change for the duration of the charge except if the Death Benefit is changed from Death Benefit Option 1 to Death Benefit Option 2. If the charge is adjusted for a change in Death Benefit option from Death Benefit Option 1 to Death Benefit Option 2, the applicable rates will be based on the Insured's age on the Policy Date or increase effective date(s), and will apply from the effective date of the Death Benefit option change. This results in an increase in the applicable Underwriting and Distribution Charge, see Appendix D: Underwriting and Distribution Charge Rates and Examples.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
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Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
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Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider, the Spouse Life Insurance Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
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(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
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Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")
The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the policy owner is paid a benefit to assist with the costs of qualified long-term care services or qualified terminal illness. This Rider may be invoked to receive monthly benefits or a lump sum benefit.
The maximum monthly benefit will be equal to the lesser of A, B, and C where:
(A)	is 2% of the Long-Term Care Rider Specified Amount at the time monthly benefits begin;
(B)	is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and
(C)	is the current Long-Term Care Rider Specified Amount minus Indebtedness.
The lump sum benefit is payable only upon a qualified terminal illness as described below. Nationwide reserves the right to limit the Lump Sum Benefit to the lesser of:
(1)	25% of the Long Term-Care Rider Specified Amount;
(2)	Long-Term Care Rider Specified Amount minus Indebtedness; and
(3)	$50,000.
Availability
This Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center, and Nationwide will void the Rider and refund the related charges.
Invoking the Rider
To be able to invoke this Rider for monthly benefits, the Insured must be certified by a Licensed Health Care Practitioner (as defined in Section 1861(r)(1) of the Social Security Act) as:
(1)	being unable to perform without substantial assistance from another individual at least two of the following Activities of Daily Living (ADL) for a period of at least 90 days due to a loss of functional capacity: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair);
(2)	having a level of disability similar to the level of disability described in the ADL trigger as determined under regulations prescribed by the Secretary of the Treasury in consultation with the Secretary of Health and Human Services; or
(3)	requiring substantial supervision to protect such individual from threats to health and safety due to Severe Cognitive Impairment.
In addition, a 90-day waiting period, referred to as an "elimination period", must be satisfied before benefits are paid. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect.
To be able to invoke this Rider for a lump sum benefit, the Insured must be diagnosed by a Licensed Health Care Practitioner with a Qualified Terminal Illness. A Qualified Terminal Illness is defined as an illness or physical condition, including a physical injury, that can reasonably be expected to result in death within 12 months. Consult a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate upon the earliest of: payment of the maximum benefit available under the Rider, the Overloan Lapse Protection Rider is invoked, the policy matures, the policy terminates, or the Rider is terminated by the policy owner’s written request to the Service Center.
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Rider Effect on Policy Values
Each Rider benefit payment will reduce the Base Policy Specified Amount by the amount of the benefit payment. Each benefit payment will also reduce the policy’s Cash Value by an amount proportional to the Base Policy Specified Amount reduction.
Long-Term Care Referral Service
If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Rider Charge
A monthly Rider Charge will be deducted to compensate Nationwide for providing benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and the Rider’s cost of insurance rate. The Rider’s cost of insurance rate is based on Nationwide’s expectations of the Insured meeting the qualifications for Rider benefits and will vary by the Insured's sex, Issue Age, underwriting class, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
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(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
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The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. If the policy Lapses while Rider benefits are being paid, the Rider benefit will be applied to purchase an equivalent guaranteed level premium, level benefit to age 65 term policy. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
This Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change
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the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
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•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the policy owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
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Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
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to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax
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consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
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(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider and the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
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Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charged rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
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Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Death Benefit Guarantee Period shown in the Policy Data Pages. During the Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
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(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
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Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
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The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
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Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
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(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
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To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
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Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
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Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
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Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
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Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is
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selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of (1) the HIPAA per diem amount or (2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount , Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consults their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
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If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
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Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
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However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted into law on December 27, 2020 changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
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Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
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BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	The fund seeks to maximize income while maintaining prospects for capital appreciation.
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class (formerly, DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class)
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To seek total return consisting of capital appreciation and current income.
Designation: FF
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
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DFA Investment Dimensions Group Inc. - VA International Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve a stable real return in excess of the rate of inflation with a minimum of risk.
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company (FMR)
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
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Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective April 30, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Fund - Multi-Hedge Strategies
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Total return with a low to moderate correlation to traditional financial market indices.
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I (formerly, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I)
This Sub-Account is only available in policies issued before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco - Invesco V.I. Global Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco - Invesco V.I. Global Strategic Income Fund: Series I (formerly, Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco - Invesco V.I. Main Street Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Fund: Series I)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
70

Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares (formerly, Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I (formerly, Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
71

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II)
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2014
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
72

Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I (formerly, Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
73

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 16, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II (formerly, Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
74

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (formerly, Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is only available in policies issued before April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
75

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
76

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
77

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class Y
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective September 11, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc. and Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
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Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I)
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares
This Sub-Account is only available in policies issued before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
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Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 3
This Sub-Account is only available in policies issued before May 1, 2018
Investment Advisor:	ValMark Advisers, Inc.
Sub-advisor:	Milliman Financial Risk Management, LLC
Investment Objective:	Seeks capital appreciation with less volatility than the equity markets as a whole.
Designation: FF, VOL
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2012
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
80

VanEck VIP Trust - Global Resources Fund: Initial Class (formerly, VanEck VIP Trust - Global Hard Assets Fund: Initial Class)
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in global resource securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
This Sub-Account is only available in policies issued before May 1, 2013
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
81

Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
82

Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.
83

Appendix C: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize excerpts of the full tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by (e) where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year;
(p)	=	the surrender charge percentage in the range 22% - 95% which varies by issue age, sex, Total Specified Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;
(c)	=	the Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the "In Summary: Fee Tables" section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 65; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1; and a full surrender is taken during the first policy year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($1,000,000 / 1,000) x 45.353 =$45,353.00	(c)	=	$1,000,000 / 1,000 =$1000
(b)	=	$100,000	(d)	=	5.00
(p)	=	0.94705	(e)	=	100%

(a) is less than (b), so:
SC	=	[($45,353.00 x 0.94705) + ($1,000 x 5.00)] x 100%
	=	[$42,951.56 + $5,000] x 100%
	=	$47,951.56 which corresponds to $47.96 per $1,000 of Base Policy Specified Amount ($47,951.56 / $1000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 57+, =60.0%
SC	=	$47,951.56 x 60.0% =$28,770.94 which corresponds to $28.78 per $1,000 of Base Policy Specified Amount ($28,770.94 / $1000).
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The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 2; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); minimum required premiums paid in the first year of $2,863.12; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($10,000,000 / 1,000) x 1.637 =$16,370.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,863.12	(d)	=	4.00
(p)	=	0.95	(e)	=	10.0%

(b) is less than (a), so:
SC	=	[($2,863.12 x 0.95) + ($10,000 x 4.00)] x 10.0%
	=	[$2,719.96 + $40,000] x 10.0%
	=	$42,719.96 x 10.0%
	=	$4,272.00 which corresponds to $0.43 per $1,000 of Base Policy Specified Amount ($4,272.00 /$10,000).
The representative surrender charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first three policy years.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1,000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.95	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.95) + ($500 x 4.50)] x 100%
	=	[$4,257.43 + $2,250] x 100%
	=	$6,507.43 which corresponds to $13.02 per $1,000 of Base Policy Specified Amount ($6,507.43 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-56, =80.0%
SC	=	$6,507.43 x 80.0% =$5,205.94 which corresponds to $10.42 per $1,000 of Base Policy Specified Amount ($5,205.94 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase. For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2); premiums paid in the first year are $6,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1,000 =$100
(b)	=	$6,000	(d)	=	7.50
(p)	=	0.95	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x 0.95) + ($100 x 7.50)] x 100%
	=	[$851.49 + $750.00] x 100%
	=	$1,601.49 which corresponds to $16.02 per $1,000 of Base Policy Specified Amount ($1,601.49 / $100).
85

Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010. Note: the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Note: Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band. The first year premium paid applicable to the increase is $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.95	(e)	=	100%

(a) is less than (b), so
SC	=	[($941.90 x 0.95) + ($100 x 7.50)] x 100%
	=	[$894.81 + $750.00] x 100%
	=	$1,644.81 which corresponds to $16.45 per $1,000 of Base Policy Specified Amount ($1,644.81 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-56, =60.0%, the applicable Surrender Charge is:
SC	=	$1,601.49 x 60.0% =$960.89 which corresponds to $9.61 per $1,000 of Base Policy Specified Amount ($960.89 / $100).
For the $100,000 Specified Amount increase, (e), issue age 0-56, =80.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,644.81 x 80.0% =$1,315.85 which corresponds to $13.16 per $1,000 of Base Policy Specified Amount ($1,315.85 / $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$960.89 + $1,315.85 =$2,276.74 which corresponds to $11.39 per $1,000 of Base Policy Specified Amount ($2,276.74 / $200)
The following Surrender Charge examples show the impact of a change of Death Benefit Option. To start, the calculation assumes: the Insured is a male; issue age 65; the Base Policy Specified Amount is $100,000 (Band 2); Death Benefit Option 1; premiums paid in the first year are $6,000; and the policy is completely surrendered in the fifth year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 45.353 =$4,535.3	(c)	=	$100,000 / 1000 =$100
(b)	=	$6,000	(d)	=	7.50
(p)	=	0.89	(e)	=	60%

(a) is less than (b), so:
SC	=	[($4,535.3 x 0.89) + ($100 x 7.50)] x 60%
	=	[$4,036.42+ $750] x 60%
	=	$4,786.42 x 60%
	=	$2,871.85 which corresponds to $28.72 per $1,000 of Base Policy Specified Amount ($2,871.85 / $100).
86

Now assume that a Death Benefit Option switch from 1 to 2 took place in the third year and then the policy was surrendered in the fifth year. The maximum Surrender Charge is recalculated assuming that at the time the coverage originally became effective the Death Benefit Option was 2.
For this example, the Insured is a male; issue age 65 (when the coverage became effective); the Base Policy Specified Amount is $100,000 (Band 2); Death Benefit Option 2; premiums paid in the first year are $6,000; and the policy is completely surrendered in the fifth year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 45.353 =$4,535.3	(c)	=	$100,000 / 1000 =$100
(b)	=	$6,000	(d)	=	7.50
(p)	=	0.88382	(e)	=	60%

(a) is less than (b), so:
SC	=	[($4,535.3 x 0.88382) + ($100 x 7.50)] x 60%
	=	[$4,008.39+ $750] x 60%
	=	$4,758.39 x 60%
	=	$2,855.03 which corresponds to $28.56 per $1,000 of Base Policy Specified Amount ($2,855.03 / $100).
Tables used to Calculate the Examples
Reduction of Surrender Charges Table
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-57	Issue Ages 57+
1	100%	100%
2	100%	90.0%
3	100%	80.0%
4	90.0%	70.0%
5	80.0%	60.0%
6	70.0%	50.0%
7	60.0%	40.0%
8	45.0%	30.0%
9	30.0%	20.0%
10	10.0%	10.0%
11 and thereafter	0.0%	0.0%
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
2	2.039	1.637
35	8.963	7.542
36	9.419	7.919
65	45.353	35.495
Surrender Charge Percentage (p) in the formula above1
Death Benefit Options 1 and 3	Band 2		Band 3		Band 4		Band 5
Issue Age	M	F	M	F	M	F	M	F
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.89000	0.95000	0.94474	0.95000	0.94474	0.95000	0.94705	0.95000
87

Death Benefit Option 2	Band 2		Band 3		Band 4		Band 5
Issue Age	M	F	M	F	M	F	M	F
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.88382	0.95000	0.93894	0.95000	0.93894	0.95000	0.94184	0.95000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
2	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
65	7.50	5.00	5.00	5.00
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:
Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Full Tables
Surrender Target Factor
Issue Age	Male	Female
0	1.917	1.508
1	1.967	1.575
2	2.039	1.637
3	2.125	1.708
4	2.221	1.786
5	2.325	1.868
6	2.436	1.955
7	2.552	2.047
8	2.674	2.143
9	2.803	2.243
10	2.938	2.349
11	3.081	2.460
12	3.230	2.577
13	3.384	2.698
14	3.543	2.823
15	3.707	2.955
16	3.872	3.092
17	4.040	3.235
18	4.209	3.384
19	4.385	3.541
20	4.568	3.706
21	4.761	3.879
22	4.965	4.061
23	5.180	4.253
24	5.408	4.456
25	5.647	4.669
26	5.900	4.894
27	6.165	5.131
28	6.444	5.380
Issue Age	Male	Female
29	6.740	5.642
30	7.055	5.919
31	7.391	6.211
32	7.749	6.518
33	8.129	6.842
34	8.534	7.183
35	8.963	7.542
36	9.419	7.919
37	9.901	8.317
38	10.412	8.736
39	10.953	9.179
40	11.526	9.649
41	12.132	10.145
42	12.773	10.671
43	13.451	11.228
44	14.166	11.817
45	14.920	12.439
46	15.715	13.098
47	16.555	13.794
48	17.444	14.527
49	18.394	15.302
50	19.411	16.118
51	20.496	16.978
52	21.654	17.884
53	22.886	18.838
54	24.195	19.843
55	25.582	20.903
56	27.049	22.020
57	28.604	23.197
Issue Age	Male	Female
58	30.252	24.438
59	32.018	25.747
60	33.911	27.134
61	35.934	28.605
62	38.087	30.168
63	40.370	31.830
64	42.787	33.603
65	45.353	35.495
66	48.082	37.517
67	51.001	39.681
68	54.143	41.998
69	57.533	44.483
70	61.214	47.151
71	65.204	50.016
72	69.535	53.091
73	74.176	56.393
74	79.176	59.946
75	84.594	63.775
76	90.474	67.909
77	96.879	72.382
78	103.836	77.234
79	111.356	82.512
80	119.438	88.272
81	128.132	94.582
82	137.421	101.353
83	147.421	108.605
84	158.220	116.462
85	169.864	124.985
88

Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below correspond to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
Issue Age	Band 2	Band 3	Band 4	Band 5
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
89

Surrender Charge Percentage
"Bands" as used in the Surrender Charge Percentage table below correspond to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Death Benefit Option 1
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
1	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
3	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
4	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
5	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
6	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
7	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
8	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
9	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
10	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
11	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
12	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
13	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
14	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
15	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
16	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
17	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
18	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
19	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
20	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
21	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
22	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
23	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
24	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
25	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
26	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
27	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
28	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
29	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
30	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
31	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
32	0.95000	0.94556	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
33	0.95000	0.92659	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
34	0.95000	0.91186	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
37	0.95000	0.86462	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
38	0.95000	0.85263	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
39	0.95000	0.84461	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
40	0.95000	0.83996	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
41	0.95000	0.83860	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
42	0.95000	0.84014	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
43	0.95000	0.84437	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
44	0.95000	0.85102	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
90

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
45	0.95000	0.85987	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
46	0.95000	0.88213	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
47	0.95000	0.90492	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
48	0.95000	0.92810	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
49	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
50	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
51	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
52	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
53	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
54	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
55	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
56	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
57	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
58	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
59	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
60	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
61	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
62	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
63	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
64	0.94444	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.89000	0.95000	0.94474	0.95000	0.94474	0.95000	0.94705	0.95000
66	0.83649	0.95000	0.88745	0.95000	0.88745	0.95000	0.89000	0.95000
67	0.78614	0.95000	0.83320	0.95000	0.83320	0.95000	0.83516	0.95000
68	0.73819	0.95000	0.78159	0.95000	0.78159	0.95000	0.78339	0.95000
69	0.69250	0.89566	0.73247	0.94736	0.73247	0.94736	0.73412	0.94949
70	0.64879	0.84230	0.68555	0.89002	0.68555	0.89002	0.68705	0.89197
71	0.60715	0.79152	0.64089	0.83551	0.64089	0.83551	0.64226	0.83730
72	0.56752	0.74330	0.59844	0.78380	0.59844	0.78380	0.59969	0.78543
73	0.53031	0.69754	0.55862	0.73478	0.55862	0.73478	0.55975	0.73627
74	0.49522	0.65409	0.52112	0.68829	0.52112	0.68829	0.52214	0.69000
75	0.46201	0.61284	0.48566	0.64420	0.48566	0.64420	0.48659	0.64543
76	0.43132	0.57464	0.45232	0.60262	0.45232	0.60262	0.45316	0.60374
77	0.40218	0.53829	0.42076	0.56316	0.42076	0.56316	0.42152	0.56418
78	0.37465	0.50369	0.39102	0.52570	0.39102	0.52570	0.39170	0.52662
79	0.34880	0.47074	0.36317	0.49013	0.36317	0.49013	0.36379	0.49096
80	0.32469	0.43933	0.33725	0.45633	0.33725	0.45633	0.33780	0.45707
81	0.30219	0.40938	0.31312	0.42419	0.31312	0.42419	0.31361	0.42485
82	0.28132	0.38144	0.29078	0.39426	0.29078	0.39426	0.29122	0.39486
83	0.26183	0.35541	0.26997	0.36646	0.26997	0.36646	0.27036	0.36699
84	0.24358	0.33091	0.25053	0.34036	0.25053	0.34036	0.25088	0.34083
85	0.22652	0.30786	0.23241	0.31586	0.23241	0.31586	0.23272	0.31628
91

Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
1	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
3	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
4	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
5	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
6	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
7	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
8	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
9	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
10	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
11	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
12	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
13	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
14	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
15	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
16	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
17	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
18	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
19	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
20	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
21	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
22	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
23	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
24	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
25	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
26	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
27	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
28	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
29	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
30	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
31	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
32	0.95000	0.94556	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
33	0.95000	0.92659	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
34	0.95000	0.91186	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
37	0.95000	0.86462	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
38	0.95000	0.85263	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
39	0.95000	0.84461	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
40	0.95000	0.83996	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
41	0.95000	0.83860	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
42	0.95000	0.84014	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
43	0.95000	0.84437	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
44	0.95000	0.85102	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
45	0.95000	0.85987	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
46	0.95000	0.88213	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
47	0.95000	0.90492	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
48	0.95000	0.92810	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
49	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
50	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
51	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
92

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
52	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
53	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
54	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
55	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
56	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
57	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
58	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
59	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
60	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
61	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
62	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
63	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
64	0.93891	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.88382	0.95000	0.93894	0.95000	0.93894	0.95000	0.94184	0.95000
66	0.83157	0.95000	0.88253	0.95000	0.88253	0.95000	0.88515	0.95000
67	0.78202	0.95000	0.82908	0.95000	0.82908	0.95000	0.83145	0.95000
68	0.73479	0.94728	0.77819	0.95000	0.77819	0.95000	0.78033	0.95000
69	0.69000	0.89211	0.72973	0.94382	0.72973	0.94382	0.73165	0.94630
70	0.64664	0.83951	0.68340	0.88723	0.68340	0.88723	0.68512	0.89000
71	0.60554	0.78942	0.63928	0.83341	0.63928	0.83341	0.64081	0.83540
72	0.56639	0.74181	0.59730	0.78231	0.59730	0.78231	0.59867	0.78409
73	0.52960	0.69661	0.55791	0.73384	0.55791	0.73384	0.55912	0.73543
74	0.49489	0.65365	0.52078	0.68785	0.52078	0.68785	0.52185	0.69000
75	0.46201	0.61284	0.48566	0.64420	0.48566	0.64420	0.48659	0.64543
76	0.43132	0.57464	0.45232	0.60262	0.45232	0.60262	0.45316	0.60374
77	0.40218	0.53829	0.42076	0.56316	0.42076	0.56316	0.42152	0.56418
78	0.37465	0.50369	0.39102	0.52570	0.39102	0.52570	0.39170	0.52662
79	0.34880	0.47074	0.36317	0.49013	0.36317	0.49013	0.36379	0.49096
80	0.32469	0.43933	0.33725	0.45633	0.33725	0.45633	0.33780	0.45707
81	0.30219	0.40938	0.31312	0.42419	0.31312	0.42419	0.31361	0.42485
82	0.28132	0.38144	0.29078	0.39426	0.29078	0.39426	0.29122	0.39486
83	0.26183	0.35541	0.26997	0.36646	0.26997	0.36646	0.27036	0.36699
84	0.24358	0.33091	0.25053	0.34036	0.25053	0.34036	0.25088	0.34083
85	0.22652	0.30786	0.23241	0.31586	0.23241	0.31586	0.23272	0.31628
93

Appendix D: Underwriting and Distribution Charge Rates and Examples
The following chart details the guaranteed maximum Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount. Rates in this table may be rounded to the nearest one-hundredth decimal place.
The applicable Underwriting and Distribution Charge rate is set on the Policy Date or effective date of any Base Policy Specified Amount increase based on three factors:
•	the Insured's Attained Age;
•	the Death Benefit option in effect; and
•	the applicable rate tier based on the Base Policy Specified Amount at the time of determination.

	Death Benefit Options 1			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age[1]
0	0.09	0.09	0.04	0.09	0.09	0.08
1	0.09	0.09	0.04	0.09	0.09	0.09
2	0.09	0.09	0.05	0.09	0.09	0.09
3	0.09	0.09	0.05	0.09	0.09	0.09
4	0.09	0.09	0.05	0.09	0.09	0.09
5	0.09	0.09	0.05	0.09	0.09	0.09
6	0.10	0.10	0.05	0.10	0.10	0.09
7	0.10	0.10	0.05	0.10	0.10	0.10
8	0.10	0.10	0.06	0.10	0.10	0.10
9	0.10	0.10	0.06	0.10	0.10	0.10
10	0.10	0.10	0.06	0.10	0.10	0.10
11	0.10	0.10	0.06	0.10	0.10	0.10
12	0.11	0.11	0.06	0.11	0.11	0.10
13	0.11	0.11	0.06	0.11	0.11	0.11
14	0.11	0.11	0.07	0.11	0.11	0.11
15	0.11	0.11	0.07	0.11	0.11	0.11
16	0.11	0.11	0.07	0.11	0.11	0.11
17	0.11	0.11	0.07	0.11	0.11	0.11
18	0.12	0.12	0.07	0.12	0.12	0.11
19	0.12	0.12	0.07	0.12	0.12	0.12
20	0.12	0.12	0.08	0.12	0.12	0.12
21	0.12	0.12	0.08	0.12	0.12	0.12
22	0.12	0.12	0.08	0.12	0.12	0.12
23	0.12	0.12	0.08	0.12	0.12	0.12
24	0.13	0.13	0.08	0.13	0.13	0.12
25	0.13	0.13	0.08	0.13	0.13	0.13
26	0.13	0.13	0.08	0.13	0.13	0.13
27	0.13	0.13	0.08	0.13	0.13	0.13
28	0.13	0.13	0.08	0.13	0.13	0.13
29	0.14	0.14	0.08	0.14	0.14	0.14
30	0.14	0.14	0.08	0.14	0.14	0.14
31	0.14	0.14	0.08	0.14	0.14	0.14
32	0.15	0.15	0.08	0.15	0.15	0.14
33	0.15	0.15	0.08	0.15	0.15	0.15
34	0.15	0.15	0.08	0.15	0.15	0.15
35	0.15	0.15	0.08	0.15	0.15	0.15
36	0.16	0.16	0.09	0.16	0.16	0.15
37	0.16	0.16	0.10	0.16	0.16	0.15
38	0.17	0.16	0.10	0.17	0.17	0.16
39	0.17	0.16	0.11	0.17	0.17	0.16
40	0.18	0.16	0.12	0.18	0.18	0.16
41	0.18	0.17	0.12	0.18	0.18	0.16
42	0.19	0.17	0.13	0.19	0.19	0.16
43	0.19	0.17	0.14	0.19	0.19	0.16
44	0.19	0.17	0.14	0.19	0.19	0.17
94

	Death Benefit Options 1			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age[1]
45	0.20	0.18	0.15	0.20	0.20	0.17
46	0.20	0.18	0.15	0.20	0.20	0.17
47	0.21	0.18	0.16	0.21	0.21	0.18
48	0.21	0.18	0.16	0.21	0.21	0.19
49	0.21	0.19	0.16	0.21	0.21	0.19
50	0.22	0.19	0.16	0.22	0.22	0.20
51	0.22	0.19	0.17	0.22	0.22	0.21
52	0.22	0.19	0.17	0.22	0.22	0.21
53	0.23	0.20	0.17	0.23	0.23	0.22
54	0.23	0.20	0.17	0.23	0.23	0.23
55	0.23	0.20	0.18	0.23	0.23	0.23
56	0.24	0.21	0.19	0.25	0.25	0.24
57	0.25	0.23	0.20	0.26	0.26	0.25
58	0.26	0.24	0.21	0.28	0.28	0.26
59	0.27	0.25	0.23	0.29	0.29	0.27
60	0.28	0.27	0.24	0.30	0.30	0.28
61	0.29	0.28	0.25	0.32	0.32	0.29
62	0.30	0.29	0.26	0.33	0.33	0.30
63	0.31	0.31	0.28	0.35	0.35	0.31
64	0.32	0.32	0.29	0.36	0.36	0.32
65	0.33	0.33	0.30	0.38	0.38	0.33
66	0.34	0.34	0.31	0.38	0.38	0.34
67	0.34	0.34	0.31	0.38	0.38	0.34
68	0.35	0.35	0.32	0.38	0.38	0.34
69	0.35	0.35	0.32	0.38	0.38	0.34
70	0.35	0.35	0.33	0.38	0.38	0.34
71	0.36	0.36	0.33	0.38	0.38	0.34
72	0.36	0.36	0.34	0.38	0.38	0.35
73	0.37	0.37	0.34	0.38	0.38	0.35
74	0.37	0.37	0.35	0.38	0.38	0.35
75	0.38	0.38	0.35	0.38	0.38	0.35
76	0.38	0.38	0.35	0.38	0.38	0.35
77	0.38	0.38	0.36	0.38	0.38	0.36
78	0.38	0.38	0.36	0.38	0.38	0.36
79	0.38	0.38	0.36	0.38	0.38	0.36
80	0.38	0.38	0.36	0.38	0.38	0.36
81	0.39	0.39	0.37	0.39	0.39	0.37
82	0.39	0.39	0.37	0.39	0.39	0.37
83	0.39	0.39	0.37	0.39	0.39	0.37
84	0.39	0.39	0.37	0.39	0.39	0.37
85	0.39	0.39	0.38	0.39	0.39	0.38
[1]	The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of Specified Amount increase. If the charge is adjusted for a change in Death Benefit option from Death Benefit Option Benefit Option 2, the applicable rates will be based on the insured’s age on the Policy Date or increase effective date(s) from the effective date of the Death Benefit option change.
The monthly underwriting and distribution charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus
•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by $1.000.
This is also expressed by the following formula:
[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000
95

The maximum underwriting and distribution charge shown in the In Re Summary: Fee Tables is $0.40 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000.
The monthly charge	=	[$250,000 x 0.392] / $1,000
	=	$98,000 / $1,000
	=	$98.00 or $0.392 per $1,000 of Base Policy Specified Amount ($98.00 / 250).
The minimum underwriting and distribution charge shown in the In Re Summary: Fee Tables is $0.05 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000.
The monthly charge	=	[($250,000 x 0.085) + ($250,000 x 0.085) + (($10,000,000 - $500,000) x 0.042)] / $1,000
	=	[($250,000 x 0.085) + ($250,000 x 0.085) + ($9,500,000 x 0.042)] / $1,000
	=	[$21,2500 + $21,250 + $399,000] / $1,000
	=	$441,500 / $1,000
	=	$441.50 or $0.05 per $1,000 of Base Policy Specified Amount ($441.50 / 10,000).
The following monthly underwriting and distribution charge examples show the impact of a Base Policy Specified Amount increase and a change of death benefit option. To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, and the Base Policy Specified Amount is $400,000 on the Policy Date.
The monthly charge	=	[($250,000 x 0.233) + (($400,000 – 250,000) x 0.20)] / $1,000
	=	[($250,000 x 0.233) + ($150,000) x 0.20)] / $1,000
	=	[$58,250 + $30,000] / $1,000
	=	$88,2500 / $1,000
	=	$88.250 or $0.220 per $1,000 of Base Policy Specified Amount ($88.25 / 400)
Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 is still in effect. The Base Policy Specified amount is now $650,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $88.25. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.
The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).
The monthly charge for the increase only	=	[($100,000 x 0.267) + ($150,000 x 0.238)] / $1,000
	=	[$26,700 + $35,700] / $1,000
	=	$62,400 / $1,000
	=	$62.40 or $0.25 per $1,000 of the Base Policy Specified Amount increase($62.40 / 250)
The total monthly underwriting and distribution charge from the effective date of the increase =$88.25 + $62.40 =$150.65 or $0.24 per $1,000 of Base Policy Specified Amount ($150.65 / 650).
Now assume the Death Benefit is changed from Death Benefit Option 1 to Death Benefit Option 2 when the Insured reaches Attained Age 63.
96

The Tier rates used are the rates for the Insured's Attained Age at the time coverage originally became effective. In this example, the original Base Policy Specified Amount, $400,000 in Tiers 1 and 2, became effective at the Insured's Attained Age 55, and the $250,000 increase in Tiers 2 and 3, became effective at the Insured's Attained Age 60. The rates used are the Death Benefit Option 2 rates to reflect the change of Death Benefit option.
The monthly charge	=	[($250,000 x 0.233) + ($150,000 x 0.233) + ($100,000 x 0.304) + ($150,000 x 0.283)] / $1,000
	=	[$58,250 + $34,950 + $30,400 + $42,450] / $1,000
	=	$166,050 / $1,000
	=	$166.05 or $0.26 per $1,000 of Base Policy Specified Amount ($166.05 / 650).
97

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-800-848-6331
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2835
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-149295

Waddell & Reed Accumulation VUL – New York
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-7
The date of this prospectus is May 1, 2021.
This prospectus contains basic information about the policies that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable life insurance policies are complex products with unique benefits and advantages and are intended as a vehicle for long-term financial planning, not short-term savings. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all within other life insurance products. With help from financial professionals, purchasers are encouraged to compare and contrast the costs and benefits of the policy described in this prospectus against those of other life insurance products, especially other variable life insurance products offered by Nationwide and its affiliates. This process of comparison and analysis should aid in determining whether the purchase of the policy described in this prospectus is consistent with the purchaser’s life insurance objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
To obtain additional information, including free copies of prospectuses for the underlying mutual funds or a copy of the Statement of Additional Information, or to make service or transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features, and investment options are available or approved for use in every state. Contact Nationwide to review a copy of the policy and any Riders or endorsements, see Contacting the Service Center. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
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•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Global Growth: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
•	Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
The following fixed investment option is also available under the policy.
❍	Fixed Account
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3

Table of Contents (continued)
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For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Continuation of Coverage Guarantee Feature
The policy will remain In Force during the policy continuation period as long as sufficient Premium is paid to meet the requirements set forth in Guaranteed Policy Continuation Provision.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
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Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-7 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account option(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Unlike other variable insurance products Nationwide offers, Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Overloan Lapse Protection Rider
•	Children's Term Insurance Rider
•	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider
•	Spouse Life Insurance Rider
•	Accidental Death Benefit Rider
•	Premium Waiver Rider
•	Change of Insured Rider (no charge)
•	Additional Term Insurance Rider
•	Waiver of Monthly Deductions Rider
•	For additional information, see Policy Riders and Rider Charges.
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In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, morbidity experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease. Lapse may also have adverse income tax consequences if the policy has outstanding Indebtedness.
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Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
In Summary: Fee Tables
The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account, unless the policy owner elects Directed Monthly Deductions, except where noted.
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The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Sales Load[1]	Upon making a Premium payment	Maximum: $25 from each $1,000 of Premium	Currently: $25 from each $1,000 of Premium
Premium Taxes[1]	Upon making a Premium payment	Maximum: $35 from each $1,000 of Premium	Currently: $35 from each $1,000 of Premium
Illustration Charge[2]	Upon requesting an illustration	Maximum: $25	Currently: $0
Partial Surrender Fee	Upon a partial surrender	Maximum: lesser of $25 or 2% of the amount surrendered	Currently: $0
Surrender Charge3†	Upon surrender, policy Lapse, or certain Base Policy Specified Amount decreases	Maximum: $47.96 per $1,000 of Specified Amount	Minimum: $0.43 per $1,000 of Specified Amount
Representative: an Issue Age of 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000, premiums paid in the first year are $7,000, and a complete surrender of the policy in the first year	Upon surrender or policy Lapse	$13.02 per $1,000 of Specified Amount
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The amounts reflected as maximum Sales Load and Premium Taxes (collectively "Premium Load") represent the maximum that may be charged in any policy year. Currently, the maximum Premium Load is assessed on Premiums paid in all policy years, see Premium Load.
[2]	The policy owner will be expected to pay the Illustration Charge by check or money order at the time of the request. This charge will not be deducted from Cash Value.
[3]	The maximum Surrender Charge calculation assumes: the Insured is a male; age 65; Death Benefit Option 1; the Specified Amount is $1,000,000, a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium. The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 2, non-tobacco; Death Benefit Option 1, the Specified Amount is $10,000,000 or more, a full surrender is taken during the 10th policy year; and the aggregate first year Premium equals the minimum premium required at issue, see Surrender Charges and Appendix C: Surrender Charge Examples.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Cost of Insurance Charge1†	Monthly	Maximum: $83.34 per $1,000 of Net Amount At Risk	Minimum: $0.00 per $1,000 of Net Amount At Risk
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Periodic Charges
Charge	When Charge is Deducted	Amount Deducted From Cash Value
Representative: an Issue Age of 35 male preferred non-tobacco with a Base Policy Specified Amount and Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$0.04 per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount at Risk for each Flat Extra assessed
Mortality and Expense Risk Charge[3]	Monthly	Maximum: $0.75 per $1,000 of Cash Value allocated to the Sub-Accounts for all policy years	Currently: $0.50 per $1,000 on the first $250,000 of Cash Value allocated to the Sub-Accounts for the first 10 policy years
Administrative Per Policy Charge	Monthly	Maximum: $9.00 per policy	Currently: $9.00 per policy
Underwriting and Distribution Charge4†	Monthly	Maximum: $0.40 per $1,000 of Base Policy Specified Amount	Minimum: $0.05 per $1,000 of Base Policy Specified Amount
Representative: an Issue Age of 35; in the first policy year; male preferred non-tobacco with a Base Policy Specified Amount of $500,000; and Death Benefit Option 1	Monthly	$0.16 per $1,000 of Base Policy Specified Amount
Policy Loan Interest Charge[5]	Annually	Maximum: 3.90% of outstanding policy loan	Currently: 3.90% of outstanding policy loan
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Cost of Insurance Charge calculation assumes: the Insured is a male; issue age 85; policy year 35; standard tobacco; and a Base Policy Specified Amount of less than $250,000. Other sets of assumptions may also produce the maximum charge. The minimum charge calculation assumes: the Insured is either male or female; and is Attained Age 121. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance Charge. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge.
[3]	The maximum Mortality and Expense Risk Charge represents the maximum amount that may be charged in any policy month based on any dollar amount allocated to the Sub-Accounts. Currently, the Mortality and Expense Risk Charge is $0.50 per $1,000 on the first $250,000 of Cash Value allocated to the Sub-Accounts on a monthly basis in policy years 1-10, and $0.00 in policy year 11 and thereafter.
[4]	The maximum Underwriting and Distribution Charge assumes: policy years 1-10; an issue age of 85; Base Policy Specified Amount of $250,000 or less; and Death Benefit Option 2 is in effect. The minimum charge assumes: policy years 1-10; an issue age of zero; non-tobacco; a Base Policy Specified Amount of $10,000,000 or more; and Death Benefit Option 1 is in effect.
[5]	The Policy Loan Interest Charge is described in more detail in Policy Loans.
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The next table describes the fees and expenses that a policy owner will pay periodically only if the Rider is elected and while it is In Force.
Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Overloan Lapse Protection Rider Charge†	Upon invoking the Rider	Maximum: $42.50 per $1,000 of Cash Value	Minimum: $1.50 per $1,000 of Cash Value
Representative: an Attained Age 85 Insured with a Cash Value of $500,000	Upon invoking the Rider	$32 per $1,000 of Cash Value
Children's Term Insurance Rider Charge	Monthly	Maximum: $0.43 per $1,000 of Rider Specified Amount	Currently: $0.43 per $1,000 of Rider Specified Amount
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge1†	Monthly	Maximum: $13.65 per $1,000 of Rider Net Amount At Risk	Minimum: $0.00 per $1,000 of Rider Net Amount At Risk
Representative: an Issue Age 35 male preferred non-tobacco	Monthly	$0.05 per $1,000 of Rider Net Amount At Risk
Spouse Life Insurance Rider Charge2†	Monthly	Maximum: $10.23 per $1,000 of Rider Specified Amount	Minimum: $0.00 per $1,000 of Rider Specified Amount
Representative Spouse: an Attained Age 35 female non-tobacco with a Spouse Life Insurance Rider Specified Amount of $100,000	Monthly	$0.11 per $1,000 of Spouse Life Insurance Rider Specified Amount
Accidental Death Benefit Rider Charge3†	Monthly	Maximum: $0.75 per $1,000 of Rider Specified Amount	Minimum: $0.05 per $1,000 of Rider Specified Amount
Representative: an Attained Age 35 male preferred non-tobacco with an Accidental Death Benefit Rider Specified Amount of $100,000	Monthly	$0.06 per $1,000 of Accidental Death Benefit Rider Specified Amount
Premium Waiver Rider Charge4†	Monthly	Maximum: $315 per $1,000 of Premium Waiver Benefit	Minimum: $42 per $1,000 of Premium Waiver Benefit
Representative: an age 35 male preferred non-tobacco	Monthly	$42 per $1,000 of Premium Waiver Benefit
Additional Term Insurance Rider Charge5†	Monthly	Maximum: $83.34 per $1,000 of Rider Death Benefit	Minimum: $0.02 per $1,000 of Rider Death Benefit
Representative: an issue age 35 male; in the first policy year; preferred non-tobacco with a Rider Specified Amount of $250,000 and a Total Specified Amount of $500,000	Monthly	$0.02 per $1,000 of Rider Death Benefit
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Rider Charges
Rider Charge	When Rider Charge is Deducted	Amount Deducted from Cash Value
Waiver of Monthly Deductions Rider Charge6†	Monthly	Maximum: $855 per $1,000 of Waiver of Monthly Deduction Benefit	Minimum: $85 per $1,000 of Waiver of Monthly Deduction Benefit
Representative: an age 35 male preferred non-tobacco with a Total Specified Amount of $500,000 and Death Benefit Option 1	Monthly	$85 per $1,000 of Waiver of Monthly Deduction Benefit.
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The maximum Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge calculation assumes: the Insured is a female; Issue Age 85; standard tobacco with a Substandard Rating table P. The minimum charge calculation assumes: the Insured is either male or female; Attained Age 100; and any underwriting classification.
[2]	The maximum Spouse Life Insurance Rider Charge calculation assumes: the Insured is a male; Attained Age 69; standard tobacco with a Substandard Rating of table F; a Flat Extra Charge of $1.25 per $1,000 per month; and a Spouse Life Insurance Rider Specified Amount of $25,000. The minimum charge calculation assumes: the Insured is female; Attained Age 21; standard non-tobacco; no Substandard Rating or Flat Extra Charge; and a Spouse Life Insurance Rider Specified Amount of $100,000.
[3]	The maximum Accidental Death Benefit Rider Charge calculation assumes: the Insured is Attained Age 69 with a Substandard Rating of table P. The minimum charge calculation assumes: the Insured is Attained Age 5 with no Substandard Rating.
[4]	The maximum Premium Waiver Rider Charge calculation assumes: monthly Premium payments of $1,000; the Insured is female; Attained Age 64; with a Substandard Rating of table H. The minimum charge calculation assumes: monthly Premium payments of $1,000; the Insured is male; Attained Age 18; and any underwriting classification.
[5]	The monthly Additional Term Insurance Rider Charge is a product of the Rider's monthly cost of insurance rate and the Rider death benefit. The maximum charge calculation assumes: the Insured is either male or female and Attained Age 119; policy year 75; any underwriting classification with a Substandard Rating of Table P; and any Total Specified Amount. The minimum charge calculation assumes: the Insured is female, issue age 38, policy year 1, preferred plus non-tobacco, and a Total Specified Amount of at least $1,000,000.
[6]	The maximum Waiver of Monthly Deductions Rider Charge calculation assumes: the Insured is Attained Age 59 with a Substandard Rating of table H. The minimum charge calculation assumes: the Insured is male; Attained Age 18; with no Substandard Rating.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2020, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.47%	1.46%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
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Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar quarter but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2% for policies with a Policy Date on or after August 1, 2014, 3% for policies with a Policy Date prior to August 1, 2014.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisors of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly available mutual fund. Policy owners should not compare the performance of a publicly available mutual fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly available mutual funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
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Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-Term Trading Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. These fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading. Some underlying mutual funds may refer to short-term trading fees as "redemption fees." If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in one Valuation Period, this counts as one transfer event. A single transfer occurring in a given Valuation Period that involves only two Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the form in which transfer requests will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events within one calendar quarter	Nationwide will mail a letter to the policy owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events total 11 within two consecutive calendar quarters or 20 within one calendar year, the policy owner will be limited to submitting transfer requests via U.S. mail.

11 transfer events within two consecutive calendar quarters OR 20 transfer events within one calendar year	Nationwide will automatically limit the policy owner to submitting transfer requests via U.S. mail.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, expedited U.S. mail, and expedited delivery via private carrier.
For calendar year restrictions, each January 1, Nationwide will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. However, for restrictions on transfer events within two consecutive calendar quarters, Nationwide does not start the monitoring anew on January 1. Instead, Nationwide refreshes the transfer event restriction period at the beginning of each calendar quarter considering only transfers that occur in the current calendar quarter and occurred in the immediately preceding calendar quarter. See, however, the Other Restrictions provision below.
Managers of Multiple Policies
Some financial professionals manage the assets of multiple Nationwide policies pursuant to trading authority granted or conveyed by multiple policy owners. These multi-policy financial professionals will be required by Nationwide to submit all transfer requests via U.S. mail.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account. Contact the Service Center for information regarding restrictions in effect for the Fixed Account at the time of a Premium payment or transfer request, see Contacting the Service Center.
Transfers to and/or from the Fixed Account may be restricted as follows:
•	Transfers to and/or from may be prohibited during the first policy year; and
•	Only one transfer to may be permitted every 12 months.
Transfers to the Fixed Account may be restricted as follows:
•	Transfers to that exceed 25% of the Cash Value (as of the end of the prior Valuation Period) may not be permitted; and
•	Transfers to that would result in the Fixed Account value exceeding 30% of the Cash Value may not be permitted.
Transfers from the Fixed Account may be restricted as follows:
•	Transfers from, of more than 25% of the Fixed Account value in any policy year (as of the end of the previous policy year), may not be permitted.
Amounts transferred to the Fixed Account may be credited interest at different rates, see Fixed Account. Transfers from the Fixed Account will be on a last-in, first-out basis (LIFO). Any restrictions that Nationwide implements will be applied consistently and uniformly.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182835, Columbus, Ohio 43218-2835
•	by fax at 1-888-677-7393
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
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Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and surrender charge, suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject. Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
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To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Risks Associated with COVID-19
In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, which has resulted in operational disruptions, as well as market volatility and general economic uncertainty. While Nationwide has implemented risk management and contingency plans and taken preventative measures and other precautions so it can continue to provide products and services to its customers, even as many of its employees and the employees of its service providers continue to work remotely, it is not currently possible to accurately estimate the full impact that the COVID-19 pandemic will have on Nationwide’s businesses as Nationwide continues to be subject to certain risks that could negatively impact its operations.
Significant market volatility and negative investment returns in the market resulting from the COVID-19 pandemic could have a negative impact on returns of the underlying mutual funds in which the Variable Account invests. Additionally, prolonged current economic conditions, consumer behavior, economic shutdowns, state and federal legislation intended to ease the impact of the COVID-19 pandemic on consumers and voluntary hardship assistance that Nationwide provides to its customers, among other factors related to COVID-19, could affect the amount of sales and profitability of Nationwide’s businesses and could have a negative impact on its financial condition and operations.
While Nationwide is confident in its ability to manage the financial risks related to COVID-19, the extent and duration or the risks related to the COVID-19 pandemic are unknown at this time. It is possible these risks could impact Nationwide’s financial strength and claims-paying ability. There are many factors beyond Nationwide’s control that cannot be mitigated or foreseen that could have a negative impact on Nationwide and the operation of the policy. Nationwide continues to monitor the economic situation and assess its impact on its business operations closely.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
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Business Continuity Risks
Nationwide is exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, earthquakes, public health crises and terrorist acts, which could adversely affect Nationwide’s ability to administer the policy. Natural and man-made disasters may require a significant contingent of Nationwide’s employees to work from remote locations. During these periods, Nationwide could experience decreased productivity, and a significant number of Nationwide’s workforce or certain key personnel may be unable to fulfill their duties if Nationwide’s data or systems are disabled or destroyed. In addition, an extended period of remote work arrangements could introduce operational risk and impair Nationwide’s ability to administer the policy.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the policy could be impaired.
Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
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Purchasing a Policy
The policy is available for Insureds between the Attained Ages of zero and 85. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $100,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
Initial Premium Payment
The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and the Insured’s age, sex, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage
Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid (including any additional Premium determined necessary through the underwriting process), and the policy is delivered while the Insured is alive. Nationwide has the right to reject any application for insurance, in which case Nationwide will return the Premium payment within two business days of the date Nationwide rejects the application.
After Nationwide approves an application, insurance coverage will begin and will be In Force on the Policy Date shown in the Policy Data Pages. Nationwide begins deducting policy charges on the Policy Date. Changes in the Total Specified Amount (which may only be requested after the first policy year) will be effective on the next Policy Monthaversary after Nationwide approves the change request.
Insurance coverage will end upon the Insured's death, when Nationwide begins to pay the Proceeds, or when the policy reaches the Maturity Date, unless it is extended. Coverage will also end if the policy Lapses.
Temporary Insurance Coverage
Temporary insurance coverage (of an amount equal to the Total Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. Prospective purchasers must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Total Specified Amount, choice of death benefit option, and any Riders elected. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate five days from the date Nationwide mails a termination notice (accompanied by a refund equal to the Premium payment made). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which the policy is issued.
Right to Cancel (Examination Right)
For a limited time, commonly referred to as the "right to cancel" period, a policy owner may cancel the policy and receive a refund. For non-replacement and replacement transactions in states other than New York, and non-replacement transactions in New York, the right to cancel period expires 10 days after the policy owner receives the policy. For replacement transactions in New York, the right to cancel period expires 60 days after the policy owner receives the policy.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative who sold it or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
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Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by law. If the policy is issued in New York and the policy was not a replacement, Nationwide is required to refund the initial Premium upon exercise of the right to cancel provision. Therefore, initial Net Premium designated to be allocated to the Sub-Accounts will be held in the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
If the policy is issued in any other state, or is a replacement policy issued in New York, Nationwide will refund the Cash Value upon exercise of the right to cancel provision. Therefore, all of the initial Net Premium will be allocated to the designated Sub-Accounts, based on the allocation instructions in effect at that time, at the price next determined.
Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
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Persistency Credit
The policy is eligible for a persistency credit if it is maintained through the eligibility date stated on the Policy Data Page. Eligibility dates will vary based on the issue age of the Insured as follows:
Issue Age	Persistency credit eligibility begins on policy anniversary
25 and younger	20
26	19
27	18
28	17
29	16
30	15
31	14
32	13
33	12
34	11
35 and older	10
Persistency credit eligibility ends immediately upon termination of the policy, see Terminating the Policy.
The persistency credit will be paid if the expense, mortality, investment, and persistency experience for all policies issued under this prospectus is at least as favorable as Nationwide assumed when the policies were issued. For policies which have a Policy Date of May 6, 2013 or after, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0167% (0.20% annualized) of the policy's Cash Value allocated to variable Sub-Accounts. For policies which have a Policy Date prior to May 6, 2013, the persistency credit percentage Nationwide expects to pay on a monthly basis is 0.0208% (0.25% annualized) of the policy's Cash Value allocated to variable Sub-Accounts. This percentage is not guaranteed and it will vary based on the extent to which the expected experience is realized. The percentage paid will be determined and applied on a uniform and non-discriminatory basis. Any credit already paid will not be subject to recapture for any reason. For tax purposes, the persistency credit is considered Investment Experience, not premium.
Nationwide may discontinue offering this credit on a prospective basis for new issues at any time.
The persistency credit, if payable, will be calculated and applied as follows:
•	Beginning on the eligibility date stated in the Policy Data Pages, and on each Policy Monthaversary thereafter, Nationwide will credit the policy with the persistency credit.
•	The monthly credit is equal to the persistency credit percentage multiplied by the policy's Cash Value allocated to the variable account, plus any Net Premium applied to the variable account that day, but after any loan, transfer, or surrender requests are processed, on the applicable Policy Monthaversary.
•	The monthly credit is calculated before Nationwide processes any monthly deductions. The credit is added proportionately to the policy’s investment options according to the most recent allocation instructions in effect.
There is no separate additional charge for this persistency credit feature. If a persistency credit is paid, Nationwide provide it through a reduction in its profit.
Changing the Amount of Insurance Coverage
After the first policy year, the policy owner may request to change the Total Specified Amount. To change the Total Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Total Specified Amount will become effective on the next Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value or Lapse protection provided by the Guaranteed Policy Continuation Provision would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Total Specified Amount changes to one increase and one decrease each policy year. Changes to the Total Specified Amount will typically alter the Death Benefit.
Increases
To increase the Total Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be Attained Age 85 or younger at the time of the request. Any request to increase the Total Specified Amount must be at least $10,000. An increase in the Total Specified Amount may cause an increase in the Net Amount At Risk.
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Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount and/or Rider Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy. An additional Underwriting and Distribution Charge and surrender charge schedule will also apply whenever the Base Policy Specified Amount is increased.
Decreases
The policy owner may request to decrease the Total Specified Amount. Nationwide applies Total Specified Amount decreases to the most recent Base Policy Specified Amount and/or Rider Specified Amount increase and continues applying the decrease backwards while still maintaining the original Total Specified Amount. Decreases to the Total Specified Amount may decrease the amount of policy charges. Decreases may also result in a surrender charge being assessed, see Surrender Charge. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Base Policy Specified Amount shown on the Policy Data Pages. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Exchange
The policy owner has an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, the policy owner may surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life without evidence of insurability.
To invoke this right, the policy must be In Force and not in the Grace Period, and the policy owner must submit a written request to the Service Center on approved forms.
The new policy may be one of Nationwide’s available fixed benefit individual life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Total Specified Amount, Policy Date, and issue age. Nationwide will base Premium payments on the rates in effect for the same sex, Attained Age, and underwriting class of the Insured on the exchange date, unless otherwise required by state law. The policy owner may transfer Indebtedness to the new policy.
Exchange requests must be made on Nationwide forms and submitted to the Service Center. The policy must be In Force and not in a Grace Period. The policy owner must pay a surrender charge if applicable and surrender the policy to Nationwide. The policy owner must pay any money due on the exchange (any amount needed to ensure that the Cash Surrender Value of the new policy is the same as the Cash Surrender Value of this policy). The policy owner may request that any excess of the Cash Surrender Value of this policy over the Cash Surrender Value of the new policy be paid to the policy owner. The exchange may have adverse tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.
After the first 24 months of coverage, the policy owner may still surrender the policy and use the Cash Surrender Value to purchase a new permanent fixed life insurance policy on the Insured’s life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.
Annual Option to Purchase Paid Up Coverage
On each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase extended term insurance without evidence of insurability. The amount of the extended term insurance will equal the Death Benefit, less any Indebtedness. The extended term insurance coverage will be in effect for as long a period as the Cash Surrender Value will purchase at the Insured's Attained Age on the date of transfer. The Cash Value of the extended term insurance, at any time, will be equal to the cost of the extended term insurance at the Insured's Attained Age at that time. The cost of the extended term insurance will be based on an interest rate of 3% and the 2001 Commissioner’s Standard Ordinary Mortality Select and Ultimate Table, distinct by sex and rate class.
Additionally, on each policy anniversary, the policy owner has the option to surrender the policy and apply the Cash Surrender Value to purchase a guaranteed fixed paid-up benefit without evidence of insurability. The amount of the fixed paid-up benefit will be the amount of benefit that the Cash Surrender Value can purchase at the Insured's Attained Age on the date of the transfer, but before the deduction of monthly policy charges. The Cash Value of the paid-up benefit equals the cost of the fixed paid-up benefit at the Insured's Attained Age at the time the paid-up benefit is calculated. The cost is calculated using an interest rate of 3% and the policy's guaranteed mortality table.
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Terminating the Policy
There are several ways that the policy can terminate. The policy will automatically terminate when the Insured dies, the policy reaches the Maturity Date and is not extended (see Policy Maturity), or the Grace Period ends. The policy will also terminate if it is fully surrendered.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments.
Reminders, Reports, and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time after the first policy year, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
IMPORTANT NOTICE REGARDING DELIVERY
OF SECURITY HOLDER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. A policy owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Individual delivery will resume within 30 days after receiving such notification.
Standard Policy Charges
Deductions for charges are taken from Premium payments and/or the Cash Value, as applicable, to compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Certain expenses may be recovered utilizing more than one charge. Nationwide may generate a profit from any of the charges assessed under the policy.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account, except for the Mortality and Expense Risk Charge which is only deducted proportionally from the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions. Charges taken against
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allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and Rider(s). Certain charges will vary based upon the individual characteristics of the Insured. The Insured is assigned to an underwriting classification based upon his/her age, sex (if not unisex classified), tobacco rate type, health, and any Substandard Ratings. The policy owner can request an illustration of specific costs and/or see the Policy’s Data Pages for information about specific charges of their policy.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, morbidity experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insureds of the same Issue Age, sex, rate class, rate type, any Substandard Rating, Base Policy Specified Amount, and Total Specified Amount (if applicable) whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Premium Load is comprised of the Sales Load and Premium Taxes. It will vary by policy based on the amount of Premium paid. It is deducted from each Premium payment to partially reimburse Nationwide for sales expenses and Premium taxes, and other expenses, including acquisition costs. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit.
Sales Load
Sales Load (as part of the Premium Load) is deducted from each Premium payment to cover sales expenses. The current (and guaranteed maximum) Sales Load is $25 per $1,000 of Premium. This charge is assessed in all policy years.
Nationwide may waive the Sales Load on the initial Premium paid into this policy as part of a Nationwide sponsored exchange program to another Nationwide policy as permitted under the securities laws and/or rules or by order of the SEC.
Premium Taxes
Premium Taxes (as part of the Premium Load) are deducted from each Premium payment to reimburse Nationwide for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability Nationwide incurs. It is an estimated amount. If the actual tax liability is more or less, Nationwide will not adjust the charge retroactively.
Illustration Charge
Illustration Charges are not deducted from Premium payments or Cash Value; rather they are paid at the time of an illustration request. Nationwide currently waives the Illustration Charge. The charge is intended to compensate Nationwide for the administrative costs of generating illustrations. Nationwide may elect in the future to assess an Illustration Charge. It will not exceed $25 per illustration requested.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
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Surrender Charge
A Surrender Charge is deducted proportionally from Sub-Account and Fixed Account allocations if the policy is surrendered or Lapsed. When considering the potential impact of surrender charges, the policy owner should remember that variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Attempting to minimize surrender charges by choosing a lower Base Policy Specified Amount may result in inadequate death benefit coverage, and paying less first year Premium to minimize surrender charges may result in higher cost of insurance charges and a greater chance the policy could Lapse.
The Surrender Charge is assessed to compensate Nationwide for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records.
The surrender charge is comprised of two components: the underwriting component and the sales component.
The underwriting component equals the product of the Base Policy Specified Amount and the administrative target factor. The administrative target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for underwriting expenses. The administrative target factor varies by the Total Specified Amount and the Insured's age when the policy was issued. A table showing the Administrative Target Factors can be found in Appendix C: Surrender Charge Examples.
The sales component is the lesser of the following two amounts: (1) the product of the Base Policy Specified Amount, divided by 1,000, and the surrender target factor; and (2) the sum of all Premium payments received during the first policy year. The surrender target factor is actuarially derived and is used to determine how much Nationwide should charge per Premium payment for sales expenses. The surrender target factor varies by the Insured's sex and the Insured's Issue Age. A table showing the Surrender Target Factors can be found in Appendix C: Surrender Charge Examples.
The initial Surrender Charge is the sum of the underwriting component and the surrender charge percentage. The surrender charge percentage that varies by the Insured's Issue Age, sex, underwriting class, Total Specified Amount, death benefit option, and ranges between 22% to 95% of the sales component. A table showing the applicable Surrender Charge Percentage can be found in Appendix C: Surrender Charge Examples.
Generally, surrender charges will be greater for Insureds who are older or tobacco rate type and less for Insureds who are younger and non-tobacco rate type. For a given Insured, larger Base Policy Specified Amounts will produce greater surrender charges. In addition, surrender charges will increase with the amount of Premium received in the first policy year, or first year after a Base Policy Specified Amount increase, up to the maximum surrender charge Nationwide is permitted by law to assess for this policy. Beyond this point, increasing the first year Premium will not impact surrender charges.
Depending on the policy year of the surrender and the Insured's age at the time of policy issuance or at the time an increase becomes effective, the actual Surrender Charge paid will be a decreasing percentage of the initial Surrender Charge, as set forth in the following table:
Reduction of Surrender Charges
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-56	Issue Ages 57+
1	100%	100%
2	100%	90.0%
3	100%	80.0%
4	90.0%	70.0%
5	80.0%	60.0%
6	70.0%	50.0%
7	60.0%	40.0%
8	45.0%	30.0%
9	30.0%	20.0%
10	10.0%	10.0%
11 and thereafter	0.0%	0.0%
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Base Policy Specified Amount Increases
Each increase to the Base Policy Specified Amount (referred to as segments) will have its own Surrender Charge. The Surrender Charge for each Base Policy Specified Amount segment, when added together, will equal the total Surrender Charge.
Base Policy Specified Amount Decreases
A Surrender Charge will be deducted when a requested Base Policy Specified Amount decrease removes an entire segment of coverage. Base Policy Specified Amount decreases that do not remove an entire segment of coverage, or occur as a result of a partial surrender or change in death benefit option that does not reduce the Net Amount At Risk, will not be assessed a Surrender Charge at the time of the policy change. Instead, the Surrender Charge associated with the policy change will be deferred and will continue to reduce over time. If the policy is subsequently terminated by a complete surrender or Lapse, all Surrender Charges, including any deferred Surrender Charge, will be deducted.
Death Benefit Option Changes
If the elected death benefit option is changed from Death Benefit Option 1 to Death Benefit Option 2, the applicable initial Surrender Charge will be recalculated assuming that, at the time a Base Policy Specified Amount segment of coverage originally became effective, the death benefit option was Death Benefit Option 2. The adjusted surrender charge will apply from the effective date of the death benefit option change for the remaining applicable surrender charge period. This results in a reduction of the applicable Surrender Charge for each segment in effect at the time of the death benefit option change, see Appendix C: Surrender Charge Examples.
Surrender Charge Waiver
Nationwide will waive the surrender charge if the policy owner elects to surrender the policy in exchange for a plan of permanent fixed life insurance offered by Nationwide, as described in the Right to Exchange section, subject to the following:
•	the exchange and waiver are subject to new evidence of insurability and Nationwide’s underwriting approval; and
•	the policy owner has not invoked any of these Riders:
❍	Premium Waiver Rider;
❍	Waiver of Monthly Deductions Rider; or
❍	Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and on each Policy Monthaversary. This charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount and Total Specified Amount (if applicable). The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge,
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so if applied it will be deducted from Cash Value on the Policy Date and the Policy Monthaversary. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, Substandard Ratings, and Base Policy Specified Amount and Total Specified Amount (if applicable), if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Mortality and Expense Risk Charge
Nationwide deducts a monthly Mortality and Expense Risk Charge proportionally from the policy's Cash Value allocated to the Sub-Accounts, unless the policy owner elects Directed Monthly Deductions, on each Policy Monthaversary. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for assuming the risk associated with mortality and expense risk costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $9.00 per $1,000 of all variable account Cash Value for all policy years. Currently, the annualized Mortality and Expense Risk Charge rate that is assessed is based on the following schedule:
Cash Value	Policy Years 1 – 10	Policy Years 10+
Charge for first $250,000 of Variable Cash Value	$6.00 per $1,000	$0.00 per $1,000
Charge for Variable Cash Value in excess of $250,000	$0.00 per $1,000	$0.00 per $1,000
This means that on a current basis, the Mortality and Expense Risk Charge rate will decrease the longer the policy remains In Force and as greater amounts of Cash Value are allocated to the Sub-Accounts, subject to allocation of sufficient dollar amounts to qualify for the lower current rates.
Administrative Per Policy Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. This charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping and periodic reports to the policy owner. The charge is currently $9 per month in all policy years. The maximum guaranteed charge is $9 per month in all policy years.
Underwriting and Distribution Charge
An Underwriting and Distribution Charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions, on the Policy Date and each Policy Monthaversary. The charge will vary by policy based on the Base Policy Specified Amount, the length of time the policy has been In Force, and the Attained Age of the Insured on the Policy Date. The Underwriting and Distribution Charge is intended to compensate Nationwide for sales, underwriting, distribution, and issuance of the policy.
The Underwriting and Distribution Charge will be assessed for 10 years measured from the Policy Date for the initial Base Policy Specified Amount, and from the effective date of any increase in the Base Policy Specified Amount. Currently, the guaranteed maximum applicable charge is assessed.
The guaranteed maximum Underwriting and Distribution Charge will vary on the basis of three factors: the Insured’s Attained Age, the Death Benefit option in effect, and the applicable Underwriting and Distribution Charge rate.
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The applicable Underwriting and Distribution Charge rate is set on the Policy Date or effective date of any Base Policy Specified Amount increase. For example, the maximum guaranteed Underwriting and Distribution Charge rates for an Attained Age 85 Insured with Death Benefit Option 2 in effect on the Policy Date or effective date of a Base Policy Specified Amount increase, are as follows: $0.40 per $1,000 of the first $250,000 of Base Policy Specified Amount, $0.40 per $1,000 of Base Policy Specified Amount from $250,000 to $500,000, and $0.40 per $1,000 of Base Policy Specified Amount in excess of $500,000.
Once set, an applicable Underwriting and Distribution Charge rate will not change for the duration of the charge except if the Death Benefit is changed from Death Benefit Option 1 to Death Benefit Option 2. If the charge is adjusted for a change in Death Benefit option from Death Benefit Option 1 to Death Benefit Option 2, the applicable rates will be based on the Insured's age on the Policy Date or increase effective date(s), and will apply from the effective date of the Death Benefit option change. This results in an increase in the applicable Underwriting and Distribution Charge, see Appendix D: Underwriting and Distribution Charge Rates and Examples.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
Reduction of Charges
The policy may be purchased by individuals, corporations, and other entities. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, administrative charges, cost of insurance charge, or other charges) where the size or nature of the group allows Nationwide to realize savings with respect to sales, underwriting, administrative, or other costs. Where prohibited by state law, Nationwide will not reduce charges associated with the policy.
Nationwide determines the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium Nationwide expects to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time Nationwide expects the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.
Nationwide may lower commissions to the selling broker-dealer and/or increase charge back of commissions paid for policies sold with reduced or eliminated charges. Policy owners should consult with a financial professional about reductions available and, where appropriate, obtain an illustration demonstrating the impact of any reduced charges on the policy.
Nationwide may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services provided.
Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
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Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package paid to broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of (99% of first year Premiums and 15% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.40% of the non-loaned Cash Value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional to know the exact compensation arrangement associated with this policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
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•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2020, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
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Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each Policy Monthaversary by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first Policy Monthaversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Overloan Lapse Protection Rider
A policy owner is able to prevent the policy from Lapsing due to Indebtedness by invoking the Overloan Lapse Protection Rider, which provides a guaranteed paid-up insurance benefit. The Rider is designed to enable the policy owner of a policy with a substantially depleted Cash Value, due to Indebtedness, to potentially avoid the negative tax consequences associated with Lapsing the policy.
Note: Neither the IRS nor the courts have ruled on the tax consequences of invoking the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Indebtedness should be treated as a distribution, all or a portion of which could be taxable when the Rider is invoked. Consult with a tax advisor regarding the risks associated with invoking this Rider.
Availability
All policies for which the guideline premium/cash value corridor life insurance qualification test is elected will automatically receive the Overloan Lapse Protection Rider (state law permitting). The Rider is dormant until specifically invoked by the policy owner, at which time a one-time charge is assessed.
This Rider is not available for policies for which the cash value accumulation life insurance qualification test was elected.
Eligibility
The policy owner is eligible to invoke the Rider upon meeting the following conditions:
•	Indebtedness reaches a certain percentage of the policy's Cash Value (the percentage will range from 95% to 99% based upon the life insurance qualification test and the Insured's Attained Age);
•	The Insured is Attained Age 75 or older;
•	The policy is currently In Force and has been In Force for at least 15 years;
•	The policy's Cash Value is at least $100,000; and
•	All amounts available for partial surrender not subject to federal income tax have been taken.
The first time the policy's Indebtedness reaches the percentage that makes the policy eligible for the Rider, Nationwide will notify the policy owner of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits. The Rider may be invoked at any time, provided that the above conditions are met.
Impact on Other Riders and the Policy
The Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider, the Spouse Life Insurance Rider, and the Waiver of Monthly Deductions Rider will terminate or will need to be terminated by the policy owner prior to invoking the Overloan Lapse Protection Rider. An election to invoke the Overloan Lapse Protection Rider is irrevocable.
Additionally, Nationwide will adjust the policy as follows:
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(1)	If not already in effect, the death benefit option will be changed to Death Benefit Option 1.
(2)	The Total Specified Amount will be adjusted to equal the lesser of: (1) the Total Specified Amount immediately before the Rider was invoked; or (2) the Total Specified Amount that will cause the Death Benefit to equal the Minimum Required Death Benefit immediately after the charge for the Rider is deducted. This "new" Total Specified Amount will be used to calculate the Death Benefit pursuant to The Death Benefit provision.
(3)	Any non-loaned Cash Value (after deduction of the Overloan Lapse Protection Rider charge) will be transferred to the Fixed Account, where it will earn the minimum guaranteed fixed interest rate of the base policy (shown in the Policy Data Pages).
After the above adjustments are made, the Indebtedness will continue to grow at the policy's loan charged rate, and the amount in the policy loan account will continue to earn interest at the policy's loan crediting rate. No additional policy charges will be assessed. No withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. The Death Benefit will be the greater of the Total Specified Amount or the Minimum Required Death Benefit. The policy will remain as described above for the duration of the policy.
Overloan Lapse Protection Rider Charge
The Overloan Lapse Protection Rider Charge is a one-time charge deducted at the time the Rider is invoked, and is assessed against the Cash Value allocated to the Sub-Accounts and the Fixed Account. The charge is intended to cover the administrative costs and to compensate Nationwide for the risks associated with the Rider's guaranteed paid-up death benefit. The charge is the product of the policy's Cash Value and an age-based factor ranging from 0.15% to 15.70% as shown in the Policy Data Pages.
If the Cash Value less Indebtedness is insufficient to satisfy the charge, the Rider cannot be invoked without repaying enough Indebtedness to cover the charge.
Invoking the Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.
Children's Term Insurance Rider
Subject to underwriting approval, a policy owner may purchase term life insurance on the Insured's children at any time while the policy is In Force. If an insured child dies while the policy is In Force and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or next following the date the Insured's child turns age 22; or (2) the policy anniversary on which the Insured reaches Attained Age 65. Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until the benefit is paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Children’s Term Insurance Rider Charge
A monthly Children's Term Insurance Rider Charge will be deducted if this Rider is elected. The Children’s Term Insurance Rider Charge compensates Nationwide for providing term insurance on the lives of each Insured child. The Rider charge is $0.43 per $1,000 of the Children's Term Insurance Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if the number of children covered under the Rider changes. Nationwide may decline a request to add another child based on underwriting standards.
The Children's Term Insurance Rider Charge will be deducted proportionally from the Sub-Accounts and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Children’s Term Insurance Rider Charge is deducted from the policy's Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
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Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider ("Long-Term Care Rider")
The benefit associated with the Long-Term Care Rider is that, upon meeting certain requirements, the policy owner is paid a benefit to assist with the costs of qualified long-term care services or qualified terminal illness. This Rider may be invoked to receive monthly benefits or a lump sum benefit.
The maximum monthly benefit will be equal to the lesser of A, B, and C where:
(A)	is 2% of the Long-Term Care Rider Specified Amount at the time monthly benefits begin;
(B)	is the per diem amount allowed by the Health Insurance Portability and Accountability Act times the number of days in the month; and
(C)	is the current Long-Term Care Rider Specified Amount minus Indebtedness.
The lump sum benefit is payable only upon a qualified terminal illness as described below. Nationwide reserves the right to limit the Lump Sum Benefit to the lesser of:
(1)	25% of the Long Term-Care Rider Specified Amount;
(2)	Long-Term Care Rider Specified Amount minus Indebtedness; and
(3)	$50,000.
Availability
This Rider may be purchased at any time while the policy is In Force. If purchased after the Policy Date, Nationwide will require evidence of insurability. There is a free look period associated with this Rider. Within 30 days of receipt of the Rider, the policy owner may return it to the sales representative who sold it, or to the Service Center, and Nationwide will void the Rider and refund the related charges.
Invoking the Rider
To be able to invoke this Rider for monthly benefits, the Insured must be certified by a Licensed Health Care Practitioner (as defined in Section 1861(r)(1) of the Social Security Act) as:
(1)	being unable to perform without substantial assistance from another individual at least two of the following Activities of Daily Living (ADL) for a period of at least 90 days due to a loss of functional capacity: bathing, continence, dressing, eating, using the toilet facilities, or transferring (moving into or out of bed, chair, or wheelchair);
(2)	having a level of disability similar to the level of disability described in the ADL trigger as determined under regulations prescribed by the Secretary of the Treasury in consultation with the Secretary of Health and Human Services; or
(3)	requiring substantial supervision to protect such individual from threats to health and safety due to Severe Cognitive Impairment.
In addition, a 90-day waiting period, referred to as an "elimination period", must be satisfied before benefits are paid. The elimination period can be satisfied by any combination of days of Long-Term Care Facility stay or days of Home Health Care, as those terms are defined in the Rider. These days of care or services need not be continuous, but must be accumulated within a continuous period of 730 days. The elimination period has to be satisfied only once while this Rider is in effect.
To be able to invoke this Rider for a lump sum benefit, the Insured must be diagnosed by a Licensed Health Care Practitioner with a Qualified Terminal Illness. A Qualified Terminal Illness is defined as an illness or physical condition, including a physical injury, that can reasonably be expected to result in death within 12 months. Consult a tax advisor about the use of this Rider.
Terminating the Rider
This Rider will terminate upon the earliest of: payment of the maximum benefit available under the Rider, the Overloan Lapse Protection Rider is invoked, the policy matures, the policy terminates, or the Rider is terminated by the policy owner’s written request to the Service Center.
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Rider Effect on Policy Values
Each Rider benefit payment will reduce the Base Policy Specified Amount by the amount of the benefit payment. Each benefit payment will also reduce the policy’s Cash Value by an amount proportional to the Base Policy Specified Amount reduction.
Long-Term Care Referral Service
If this Rider is elected, the Insured will have access to a national long-term care services referral network via a toll-free telephone number. Services include free consultation and tailored information to assist in planning and implementing a care plan. These services are currently provided through a third party. There is no separate additional charge for this service. This service is subject to availability and may be modified, suspended, or discontinued at any time upon 30 days written notice.
Rider Charge
A monthly Rider Charge will be deducted to compensate Nationwide for providing benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and the Rider’s cost of insurance rate. The Rider’s cost of insurance rate is based on Nationwide’s expectations of the Insured meeting the qualifications for Rider benefits and will vary by the Insured's sex, Issue Age, underwriting class, and any Substandard Ratings.
The Rider Charge will be deducted proportionally from Sub-Account allocations and the Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because Nationwide deducts the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Spouse Life Insurance Rider
The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the death of the spouse named on the application ("Insured Spouse") to the designated beneficiary. If no beneficiary is designated, the benefit is payable to the Insured.
This Rider may be purchased at any time while the policy is In Force, subject to underwriting approval and the following age restrictions:
•	the Insured must be between Attained Age 21 and 59 (this Rider is no longer available on or after the policy anniversary on which the Insured reaches Attained Age 59); and
•	the Insured Spouse must be between Attained Age 18 and 69 at the time this Rider is elected.
This Rider will terminate on the earliest of: the policy anniversary on which the Insured Spouse reaches Attained Age 70, the date the Overloan Lapse Protection Rider is invoked, the date the Rider is converted to a new policy, the date the policy matures or otherwise terminates, or the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
This Rider has a conversion right. The Insured Spouse may exchange this Rider's benefit for a level premium, level benefit, permanent plan of whole life insurance, subject to limitations.
Upon conversion, the Cash Value of the policy to which this Rider is attached will not be affected. No evidence of the Insured Spouse’s insurability is required for conversion. The following are required to exercise this conversion right:
(1)	the request must be submitted in writing to the Service Center;
(2)	the conversion right must be exercised while both:
(a)	the policy and Rider are In Force and not in a Grace Period (if the Insured under the policy dies anytime while this policy and Rider are In Force, the conversion must be applied for within 90 days after Nationwide receives proof of death for the Insured); and
(b)	prior to the Rider anniversary date on which the Insured Spouse reaches Attained Age 66;
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(3)	the amount of coverage available for any new policy purchased under this right of conversion is subject to the following:
(a)	the coverage amount of the new policy must be for the greater of $10,000 or the minimum amount available for the new policy under Nationwide’s policy issuance guidelines at the time; but
(b)	no more than 100% of the Spouse Life Insurance Rider Specified Amount;
(4)	the new policy must be for a plan of insurance Nationwide is issuing on the date of conversion;
(5)	the Premium for the new policy will be based on the rates in effect on the date of conversion;
(6)	the Premium rate for the new policy will be based on the Attained Age of the Insured Spouse on the date of conversion, the same class of risk as this Rider, if available, and the rates in use at that time. If this Rider's risk class is not available for the new policy, the next best risk class available will apply; and
(7)	no supplemental benefits or additional coverage may be added without evidence of the Insured Spouse's insurability and Nationwide’s consent.
The effective date of the new policy will be the date of conversion. The incontestability and suicide periods of the new policy will start on the effective date of this Rider.
Spouse Life Insurance Rider Charge
A monthly Rider charge is deducted if this Rider is elected. The Spouse Life Insurance Rider Charge compensates Nationwide for providing term insurance on the life of the Insured Spouse. The Rider charge is the product of the Spouse Life Insurance Rider's Specified Amount and the Insured Spouse life insurance cost of insurance rate. The Insured Spouse life insurance cost of insurance rate is based on Nationwide’s expectations as to the mortality of the Insured Spouse. The Insured Spouse life insurance cost of insurance rate will vary by the Insured Spouse's sex, Attained Age, underwriting class, any Substandard Ratings, and the Spouse Life Insurance Rider's Specified Amount.
The Spouse Life Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Spouse Life Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Decreases in the Base Policy Specified Amount may result in a corresponding decrease in the Spouse Life Insurance Rider's Specified Amount.
Accidental Death Benefit Rider
The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit to the named beneficiary, in addition to the Death Benefit, upon the Insured's accidental death. Accidental death means the Insured died within 90 days of sustaining, and as a result of, bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed. Risks not assumed vary by state. The policy owner should contact the Service Center to obtain a copy of the Accidental Death Benefit Rider applicable to the policy.
Subject to Nationwide’s underwriting approval, the Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 5 and before the policy anniversary on which the Insured reaches Attained Age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, the benefit has been paid, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Accidental Death Benefit Rider Charge
A monthly Accidental Death Benefit Rider Charge is deducted if you elect this Rider. The Accidental Death Benefit Rider Charge compensates Nationwide for providing coverage in the event of the Insured's accidental death. The Rider Charge is the product of the Accidental Death Benefit Rider's Specified Amount and the accidental death benefit cost of insurance rate. The accidental death benefit cost of insurance rate is based on Nationwide’s expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any Substandard Ratings.
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The Accidental Death Benefit Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Accidental Death Benefit Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Premium Waiver Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (while the policy is In Force).
Rider Benefit
The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. Risks not assumed vary by state. Contact the Service Center to obtain a copy of the Premium Waiver Rider applicable to the policy.
The amount credited to the policy will be the lesser of:
•	the Premium specified by the policy owner; or
•	the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
The monthly credit applied pursuant to the Rider may not be sufficient to keep the policy from Lapsing. If the policy Lapses while Rider benefits are being paid, the Rider benefit will be applied to purchase an equivalent guaranteed level premium, level benefit to age 65 term policy. Purchasing this Rider could help preserve the Death Benefit.
Benefit Duration
If the Insured is younger than Attained Age 63 at the time of the total disability, the Rider coverage continues until the Insured turns Attained Age 65. If the Insured is Attained Age 63 or older at the time of the total disability, the Rider coverage continues for two years. This Rider is effective until the Rider's term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received in good order, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Interaction with the Waiver of Monthly Deductions Rider
This Rider cannot be elected if the Waiver of Monthly Deductions Rider is elected, see Waiver of Monthly Deductions Rider.
Premium Waiver Rider Charge
A monthly Premium Waiver Rider Charge will be deducted if this Rider is elected. The Premium Waiver Rider Charge compensates Nationwide for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for six consecutive months.
The Rider Charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. The premium waiver cost rate is based on Nationwide’s expectations as to likelihood of the Insured's total disability for six consecutive months. The premium waiver rider monthly rates are established at issue and will not change while the Rider remains In Force. The premium waiver cost rates will vary by policy based on the Insured's sex, Attained Age, underwriting class, and any Substandard Ratings.
The Premium Waiver Rider Charge will be deducted proportionally from the Sub-Account allocations and Fixed Account, unless the policy owner elects Directed Monthly Deductions. Because the Premium Waiver Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Change of Insured Rider
This Rider is only available in connection with policies issued to corporate entities or in other business contexts where the primary purpose is to provide protection or benefits to employees. The Rider is not available to individuals outside of these limited business purposes. The benefit associated with the Change of Insured Rider is that the policy owner may change
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the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex, rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first Policy Monthaversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Rider Charge
There is no charge associated with the Change of Insured Rider.
Additional Term Insurance Rider
The benefit associated with the Additional Term Insurance Rider is term life insurance on the Insured, in addition to that under the base policy. The Death Benefit Proceeds attributable to the Additional Term Insurance Rider are payable to the beneficiary upon the Insured's death if the Additional Term Insurance Rider is still In Force. The Additional Term Insurance Rider has no cash value and no loanable value nor does it modify any cash or loan values of the base policy. Policy owners should request illustrations showing the impact of purchasing coverage with and without the Additional Term Insurance Rider.
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time while the policy is In Force and until the Insured reaches Attained Age 85. If purchased after the Policy Date, Nationwide will require evidence of insurability. The death benefit option for the base policy will also be the death benefit option for the Additional Term Insurance Rider.
The Additional Term Insurance Rider coverage terminates on the earliest of the following dates:
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•	the date the Insured dies;
•	the original Maturity Date of the base policy;
•	the date the policy Lapses;
•	the date the policy terminates for any reason; or
•	the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center.
Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
The policy owner cannot extend the Additional Term Insurance Rider coverage beyond the policy's Maturity Date, see Extending Coverage Beyond the Maturity Date.
Additional Term Insurance Rider Impact
Cost of Insurance Charges
Electing coverage under the Additional Term Insurance Rider, as opposed to electing coverage only under the base policy, should lower the policy owner's overall cost of insurance. This is due in part to the broker-dealer firm receiving less overall compensation for selling a policy with the Additional Term Insurance Rider. It is also possible that less Premium may be required to maintain to the Death Benefit over the life of the policy or that increased Premium may be needed if the Additional Term Insurance Rider is not purchased.
Guaranteed Policy Continuation Provision
This provision protects the policy from Lapse under certain conditions, see Guaranteed Policy Continuation Provision. However, coverage elected under the Additional Term Insurance Rider is not covered by this provision beyond the fifth policy year, see Lapse.
Additional Term Insurance Rider Charge
A monthly Additional Term Insurance Rider Charge will be deducted if the Rider is elected. The Additional Term Insurance Rider Charge compensates Nationwide for providing term life insurance on the Insured.
The monthly cost of insurance charge for this Rider is determined by multiplying the Rider monthly cost of insurance rate by the Rider death benefit. The Rider death benefit will be equal to the difference between the total Death Benefit and the base policy Death Benefit. The Additional Term Insurance Rider cost of insurance rate is based on Nationwide’s expectation as to the Insured's mortality and expense experience. The Additional Term Insurance Rider cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any Substandard Ratings, and the Total Specified Amount.
The Additional Term Insurance Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Additional Term Insurance Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on the Cash Value.
Additional Term Insurance Rider Right to Convert Coverage
At any time while the policy and the Rider are In Force, the policy owner may convert the term life insurance associated with this Rider into an equivalent amount of Base Policy Specified Amount. Converting the term life insurance associated with this Rider may impact the overall cost of the policy as the cost of insurance charges for the term life insurance are generally lower compared to the cost of insurance charges for Base Policy Specified Amount. Conversion requests must be made in writing and submitted to the Service Center. Nationwide will not require evidence of insurability upon conversion.
Waiver of Monthly Deductions Rider
Subject to Nationwide’s underwriting approval, this Rider may be purchased at any time on or after the policy anniversary on which the Insured reaches Attained Age 21 and before the policy anniversary on which the Insured reaches Attained Age 59 (as long as the policy is In Force). A policy owner may not purchase both this Rider and the Premium Waiver Rider.
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Benefits Provided by this Rider
The benefit associated with the Waiver of Monthly Deductions Rider is a waiver of policy charges in the event the Insured becomes totally disabled. Monthly charges will not be waived until the Insured has been disabled for six consecutive months. No benefit is available if total disability results from a risk not assumed; risks not assumed may vary by state. Contact the Service Center to obtain a copy of the Waiver of Monthly Deductions Rider applicable to the policy.
Note: This Rider's benefit alone may not be sufficient to keep the policy from Lapsing. The policy owner may need to make additional Premium payments to prevent Lapse even while the Rider's benefit is being paid. However, while the Rider's benefit is being paid, it will cost less on a monthly basis to keep the policy In Force.
Benefit Duration
The duration of the benefit depends on the Insured's Attained Age at the beginning of the total disability. If the Insured's total disability began before the Insured reached Attained Age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches Attained Age 65) or until the Overloan Lapse Protection Rider is invoked. If the Insured's total disability begins when the Insured is between the Attained Age of 60 and 63, the benefit continues until the Insured reaches Attained Age 65. If the Insured's total disability begins after the Insured reaches Attained Age 63, the benefit continues for two years. This Rider is effective until the Rider’s term expires, the policy terminates, or until the Rider is terminated by written request to the Service Center. When a written request to terminate the Rider is received, termination will be effective the Policy Monthaversary coinciding with or next following receipt of the written request to terminate by the Service Center. Upon termination of the Rider, benefits will no longer be available and the Rider charge will no longer be assessed.
Waiver of Monthly Deductions Rider Charge
A monthly Waiver of Monthly Deductions Rider Charge will be deducted if this Rider is elected. The Rider charge compensates Nationwide for waiving the policy's monthly charges upon the Insured's total disability for six consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. The waiver of monthly deductions cost rate is based on Nationwide’s expectations as to the likelihood of the Insured's total disability for six consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any Substandard Ratings.
The Waiver of Monthly Deductions Rider Charge will be deducted proportionally from the Sub-Account and Fixed Account allocations, unless the policy owner elects Directed Monthly Deductions. Because the Waiver of Monthly Deductions Rider Charge is deducted from Cash Value, purchasing this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.
Policy Owner Services
Dollar Cost Averaging
Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. A policy owner may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form to the Service Center. An election to participate in the program that is submitted after application will be effective at the end of the Valuation Period coinciding with the date requested or, if that date has passed or no date is specified, at the end of the Valuation Period during which the request was received, or the end of the right to cancel period, whichever is later.
There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. Dollar cost averaging transfers will continue to be processed until there is no more Cash Value left in the originating investment option(s) or until a policy owner instructs Nationwide to terminate the service. Policy owners may direct Nationwide to automatically transfer specific amounts from the Fixed Account and the:
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account. Certain Sub-Accounts may or may not be available depending on when the policy was purchased, see Appendix A: Underlying Mutual Fund Information for details on Sub-Account availability. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time the program is elected.
Nationwide does not assure the success of these strategies and cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. A policy owner should carefully consider his or her financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their
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value is high. Nationwide may modify, suspend, or discontinue these programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Enhanced Dollar Cost Averaging
Periodically, Nationwide may offer enhanced dollar cost averaging programs. When offered, these programs will be available only at the time of application. All or a portion of the initial Premium may be applied to a program. Subsequent Premium is not eligible for inclusion in the program. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for one year and Cash Value attributable to the enhanced dollar cost averaging program will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:
Beginning of Month	Fraction of Cash Value Transferred
2	1/11
3	1/10
4	1/9
5	1/8
6	1/7
7	1/6
8	1/5
9	1/4
10	1/3
11	1/2
12	Remaining Amount
Enhanced Dollar Cost Averaging transfers are not considered transfer events.
Asset Rebalancing
A policy owner may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in the chosen Sub-Accounts (up to 20) on a periodic basis. Cash Value allocated to the Fixed Account is not eligible for asset rebalancing. A policy owner can schedule asset rebalancing to occur every three, six, or 12 months on days when Nationwide prices Accumulation Units. There is no charge for asset rebalancing and it does not count as a transfer event.
A policy owner may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form to the Service Center. Unless elected otherwise, asset rebalancing will not affect the allocation of Premiums paid after beginning the program. Manual transfers will not automatically terminate the program. As long as a policy with asset rebalancing elected remains In Force, termination of asset rebalancing will only occur as a result of specific instruction by a policy owner to do so. Nationwide may modify, suspend, or discontinue asset rebalancing programs at any time.
Automated Income Monitor
Automated Income Monitor is an optional systematic partial surrender and/or policy loan program that may be elected at any time, at no additional cost. This program is only available to policies that are not modified endowment contracts.
Automated Income Monitor programs are intended for policy owners who wish to take an income stream of scheduled payments from the Cash Value of the policy. The income stream is generated via partial surrenders until the policy cost basis is depleted, then through policy loans. Taking partial surrenders and/or policy loans may result in adverse tax consequences, will reduce policy values and therefore limit the ability to accumulate Cash Value, and may increase the likelihood the policy will Lapse. Before requesting the Automated Income Monitor program, policy owners should consult with financial and tax advisors.
At the time of application for a program, Nationwide will provide policy owners with an illustration of the proposed income stream and impacts to the Cash Value, Cash Surrender Value, and Death Benefit. Policy owners must submit this illustration along with an application when electing an Automated Income Monitor program. Programs will commence at the beginning of the next Policy Monthaversary after Nationwide receives the election form and illustration. On each policy
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anniversary thereafter Nationwide will provide an updated In Force illustration to assist policy owners in determining whether to continue, modify, or discontinue an elected program. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
A policy owner’s program will be based on the policy's Cash Surrender Value at the time of election and each succeeding policy anniversary, and on the following elections:
(1)	Payment type:
(a)	Fixed Amount: If a policy owner elected payments of a fixed amount, the amount received will not vary with policy Investment Experience; however, the length of time the elected payment amount can be sustained will vary based on the illustration assumptions below and the policy's Investment Experience; or
(b)	Fixed Duration: If a policy owner elected payments for a fixed duration, the amount received during the first year will be based on the illustration assumptions below. After the first year, the amount will vary based on the illustration assumptions and policy Investment Experience to maintain the elected duration.
(2)	Illustration assumptions:
(a)	an assumed variable rate of return specified by the policy owner from the available options stated in the election form;
(b)	minimum Cash Surrender Value targeted by the policy owner to have remaining on the policy's Maturity Date, or other date specified by the policy owner. This dollar amount is used to calculate available income. It is not guaranteed to be the Cash Surrender Value on the specified date;
(c)	a policy owner may also request a change of death benefit option, or a decrease in Base Policy Specified Amount to be effective in conjunction with commencing a program or to occur at a future date; and
(d)	payment frequency: monthly; quarterly; semi-annually; or annually. Payments on a monthly basis are made by direct deposit (electronic funds transfer) only.
Generally, higher variable rate of return assumptions, a lower target Cash Surrender Value, and Death Benefit Option 1, will result in larger projected payments or longer projected durations. However, larger payments or longer duration may increase the likelihood the policy will Lapse.
Note: Policy owners are responsible for monitoring the policy to prevent Lapse. Nationwide will provide annual In Force illustrations based on current Cash Surrender Values and the elected illustration assumptions to assist policy owners with preventing Lapse. Policy owners may request modification or termination of a program at any time by written request to the Service Center.
Automated Income Monitor programs are subject to the following additional conditions:
(1)	To prevent adverse tax consequences, a policy owner can authorize Nationwide to make scheduled payments via policy loan when:
(a)	the policy's cost basis is reduced to zero;
(b)	a partial surrender within the first 15 policy years would be a taxable event;
(c)	or to prevent the policy from becoming a MEC, see Taxes.
Note: Partial surrenders and policy loans taken under the Automated Income Monitor program are subject to the same terms and conditions as other partial surrenders and policy loans, see Partial Surrender and Policy Loans.
(2)	While a program is in effect, no Premium payment reminder notices will be sent unless requested; however, Premium payments will be accepted.
(3)	Programs will terminate on the earliest of the following:
(a)	Nationwide’s receipt at the Service Center of a written request to terminate participation;
(b)	at the time the policy enters a Grace Period or terminates for any reason;
(c)	at the time of a requested partial surrender or policy loan outside the program;
(d)	upon a change of policy owner;
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(e)	for income based on a fixed duration, the end of the period the policy owner specified at the time of election;
(f)	on any policy anniversary when the current Cash Surrender Value is less than or equal to the target Cash Surrender Value assumption the policy owner specified;
(g)	at any time the scheduled partial surrender or policy loan would cause the policy to fail to qualify as life insurance under Section 7702 of the Code; or
(h)	the policy's Maturity Date.
Additionally, the program will terminate when one of the following Riders is invoked or begins providing benefits: the Overloan Lapse Protection Rider and the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider.
Nationwide will notify policy owners upon termination of an Automated Income Monitor program. In addition, Nationwide may modify, suspend, or discontinue Automated Income Monitor programs at any time. Nationwide will notify policy owners in writing 30 days before doing so.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $200. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value allocated to the Sub-Accounts plus 100% of the Cash Value allocated to the Fixed Account less any surrender charge. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
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Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The guaranteed maximum annualized interest charge rate is 3.90%. On a current basis, rates may change and may vary by policy year, subject to the guaranteed maximum. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrendering the Policy; Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse; and/or
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
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Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges, including Rider charges, see Unfavorable Investment Experience. A policy owner can avoid Lapsing the policy by paying the amount required by the Guaranteed Policy Continuation Provision or by invoking the Overloan Lapse Protection Rider to prevent the policy from Lapsing due to Indebtedness. Before any Lapse, there is a Grace Period during which a policy owner can take action to prevent the Lapse. Subject to certain conditions, a policy owner may reinstate a policy that has Lapsed.
Guaranteed Policy Continuation Provision
The policy provides for a Guaranteed Policy Continuation Provision during the Death Benefit Guarantee Period shown in the Policy Data Pages. During the Death Benefit Guarantee Period, the policy will not Lapse if at the time a Lapse would otherwise occur, the Premium paid, reduced for any Indebtedness, partial surrenders, and/or Returned Premiums, is equal to or greater than the sum of the Monthly Death Benefit Guarantee Premium in effect for each respective month since the policy was issued.
The Monthly Death Benefit Guarantee Premium required is stated in the Policy Data Pages and will vary by the Insured's issue age, sex, underwriting classification, any Substandard Ratings, the Total Specified Amount and any Riders elected.
The Monthly Death Benefit Guarantee Premium can only change due to action taken by the policy owner. If a policy owner has made any changes to the policy after it is issued, including any policy loans or partial surrenders, increases or decreases to the Total Specified Amount, adding or terminating a Rider, and/or changing the death benefit option, the Monthly Death Benefit Guarantee Premium may change. A change will result in reissued Policy Data Pages which will show the new Monthly Death Benefit Guarantee Premium. Upon request and for no charge, Nationwide will determine whether Premium payments, minus any Indebtedness and partial surrenders, and/or Returned Premiums are sufficient to keep the Guaranteed Policy Continuation Provision in effect.
When the Death Benefit Guarantee Period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. There is no separate additional charge for the Guaranteed Policy Continuation Provision.
Grace Period
If the Cash Surrender Value on any Policy Monthaversary is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid Lapsing the policy. If the required Premium is not paid within 61 days, the policy and all Riders will Lapse. The amount is equal to the lesser of:
•	the amount of Premium required to pay any due and unpaid policy charges plus three times the current monthly deductions; or
•	the amount of Premium that will bring the Guaranteed Policy Continuation Provision back into effect, if applicable.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
A policy owner may request reinstatement of a Lapsed policy by:
(1)	submitting, at any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date, a written request to the Service Center to reinstate the policy;
(2)	providing evidence of insurability satisfactory to Nationwide;
(3)	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement, or, if the policy is in the Death Benefit Guarantee Period, paying the lesser of (a) and (b) where:
(a)	is the amount of Premium sufficient to keep the policy In Force for three months from the date of reinstatement; and
(b)	is the amount of Premium sufficient to bring the Guaranteed Policy Continuation Provision into effect;
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(4)	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
(5)	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next Policy Monthaversary following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of the surrender charge corresponding to the policy year in which the policy is reinstated or the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. See Payment of Policy Proceeds for additional information.
Policy Restoration after a Full Surrender
Prior to the Insured's death, Nationwide will permit restoration of a surrendered policy pursuant to established procedures to meet the requirements of state insurance law regarding the replacement of life insurance (i.e., use of the Proceeds from a surrendered policy to purchase a new policy). Restored policies will be treated as if they were never surrendered for all purposes, including Investment Experience, interest, and deduction of charges, see Policy Restoration Procedure in the Statement of Additional Information.
Partial Surrender
A policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the first policy year. A partial surrender will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Notwithstanding anything to the contrary set forth in this prospectus, Nationwide may accept requests submitted via telephone, subject to dollar amount limitations and payment and other restrictions to prevent fraud. Nationwide reserves the right to discontinue acceptance of telephonic requests at any time upon written notice. Contact the Service Center for current limitations and restrictions, see Contacting the Service Center. A Partial Surrender Fee may be applied to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered. Currently, Nationwide waives the partial surrender fee, see Partial Surrender Fee. See Payment of Policy Proceeds for additional information.
Nationwide reserves the right to limit the number of partial surrenders to one per policy year. The minimum amount of any partial surrender request is $200. In policy years 2-10, the maximum amount of a partial surrender in any given policy year is 10% of the Cash Surrender Value as of the beginning of the policy year. In policy years 11+, the maximum amount of a partial surrender is equal to the Cash Surrender Value less the greater of $500 or three times the most recent monthly deductions. Monthly deductions are calculated for each month, beginning on the Policy Date, as follows:
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(1)	Mortality and Expense Risk Charge; plus
(2)	Administrative Per Policy Charge; plus
(3)	the monthly cost of any additional benefits provided by any Riders; plus
(4)	the Base Policy Specified Amount Cost of Insurance.
A partial surrender cannot cause the Total Specified Amount to be reduced below the Minimum Total Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy, see Taxes.
If a policy owner takes a partial surrender, Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts equal to the amount of the partial surrender. If there is insufficient value in the Sub-Accounts, Nationwide will surrender amounts from the Fixed Account.
Reduction of the Base Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Base Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk. The Base Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Base Policy Specified Amount.
Any reduction of the Base Policy Specified Amount will be made in the following order: against the most recent increase in the Base Policy Specified Amount, then against the next most recent increases in the Base Policy Specified Amount in succession, and finally, against the initial Base Policy Specified Amount.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, if the Insured dies by suicide, or benefits were paid under a Rider that accelerated all or a portion of the Death Benefit.
While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
Death Benefit Options
Policy owners have a choice of one of two available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Cash Value as of the Insured's date of death.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
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The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the guideline premium/cash value corridor test. If the cash value accumulation test is elected, the Overloan Lapse Protection Rider is not available.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. Nationwide will permit only one change of death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
Where the policy owner has selected the guideline premium/cash value corridor test, a change in death benefit option will not be permitted if it results in the total Premium paid exceeding any premium limitations under Section 7702 of the Code.
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Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, partial surrenders, and any benefits paid as an acceleration of the Base Policy Specified Amount or Total Specified Amount. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended (unless otherwise elected by the policy owner) until the Insured's date of death at which time Proceeds will be paid to the beneficiary, see Extending Coverage beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of extending coverage beyond the Maturity Date is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the policy cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
The termination of some policy and/or Rider benefits will coincide with extension of coverage beyond the Maturity Date. If coverage is extended beyond the Maturity Date:
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(1)	the policy's Total Specified Amount will be equal to the Base Policy Specified Amount and will be adjusted to what it was when the Insured reached Attained Age 85, subject to any adjustment for partial surrenders, and reduced for any subsequent Base Policy Specified Amount decreases;
(2)	no changes to the Base Policy Specified Amount and/or the Total Specified Amount will be permitted;
(3)	no changes to the death benefit option will be permitted;
(4)	100% of the policy's Cash Value will be transferred to the Fixed Account;
(5)	if applicable, the Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider will remain in effect;
(6)	if the Additional Term Insurance Rider is in effect, the extension of coverage will not apply to the Rider Specified Amount;
(7)	no additional Premium payments will be permitted;
(8)	no additional monthly periodic charges will be deducted;
(9)	loan interest will continue to be charged on Indebtedness; and
(10)	the policy owner can request partial surrenders.
Note: Partial surrenders will affect the Base Policy Specified Amount of a policy with Death Benefit Option 1 based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Age of 86 and 90, a partial surrender will decrease the Base Policy Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.
Notwithstanding the above, if the Overloan Lapse Protection Rider was invoked, the Proceeds may be reduced, see Overloan Lapse Protection Rider.
Coverage beyond the Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.
Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
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To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Policy Settlement Options
Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) may be paid out in a lump sum, or in another form that is elected at application.
At any time before the Proceeds become payable, a policy owner may request to change the payout option by writing to the Service Center.
If more than one payout option is elected, at least $2,000 must be apportioned to each option and each payment (made at the specified interval) must be at least $20. The settlement options below are based on predetermined fixed payments.
If the policy owner does not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, Nationwide will pay the Proceeds in a lump sum.
Note that for the remainder of Payment of Policy Proceeds provision, "payee" means the person(s) entitled to the Proceeds.
Life Income with Payments Guaranteed Option
If the Life Income with Payments Guaranteed Option is elected, Nationwide will retain the Proceeds and make payments to the payee at specified intervals for a guaranteed period (10, 15, or 20 years) and, if the payee is still living at the end of the guaranteed period, the payments will continue for the rest of the payee’s life. During the guaranteed period, Nationwide will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. Nationwide will determine annually if any interest in excess of 2.5% will be paid. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. If a payee dies before the guaranteed period has elapsed, Nationwide will make the remaining payments to the payee’s estate. If the payee dies after the guaranteed period has elapsed, no further payments will be made.
Joint and Survivor Life Option
If the Joint and Survivor Life Option was elected, Nationwide will retain the Proceeds and make equal payments to the payees at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, six, three, or one month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the death of the last surviving payee. Nationwide will make no payments to the last surviving payee's estate. It is possible that only one payment will be made under this option if both payees die prior to the first payment.
Life Income Option
If the Life Income Option is elected, Nationwide will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be based on current individual immediate annuity purchase rates in effect on the date the immediate annuity is elected. The Proceeds will be paid 30 days after this option is elected and future payments can be paid at the end of 12, 6, 3, or 1 month intervals.
Once payments begin under this option, withdrawals are not permitted. Payments will cease upon the payee’s death. Nationwide will make no payments to the payee’s estate. It is possible that only one payment will be made under this option if the payee dies prior to the first payment.
Some or all of the payout options listed may not be available in all states. Forms of payout other than the three listed above may be requested, but are subject to Nationwide’s approval. Requests for other forms of payout must be based on fixed payments; no variable payment options are permitted. The amount of payments and duration of any other payout options will be determined by Nationwide.
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Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse as well as for certain amounts that pass to the decedent’s surviving spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate of 40% subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
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Investment Gain in the Policy
The income tax treatment of increases in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy’s compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be currently taxed as ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for favorable tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, which provides that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to not qualify for favorable tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for favorable tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide favorable tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations that would limit: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, then Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns in order to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also considered a modified endowment contract under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance policy that is a modified endowment contract.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider to the base life policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a policy is issued as a modified endowment contract, it will always be a modified endowment contract; a policy that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the policy, such as payment of additional premiums.
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Section 7702A of the Code defines a modified endowment contract as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 contract years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All modified endowment contracts issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of partial surrenders, loans, collateral assignments, and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the 'investment in the contract' (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a modified endowment contract, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a modified endowment contract. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a modified endowment contract. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits.
Distributions from a life insurance policy that is not a modified endowment contract is generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a modified endowment contract may not be treated as being first a return of investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the face amount of the death benefit may result in the cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequence and seek further information before requesting any changes in the terms of the policy.
In general, interest paid on a policy loan will not be deductible. In addition, unlike a modified endowment contract, a loan from a life insurance policy that is not a modified endowment contract is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a modified endowment contract. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust is $7,500.
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Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner’s modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable gain from the sale or surrender of a life insurance policy.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy and, all or a portion of the gain will be treated as ordinary income. The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not reduced for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rule noted above are not available if the life insurance policy was transferred in a reportable policy sale. Therefore, in a reportable policy sale some portion of the death benefit proceeds will be taxable.
The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements that apply to the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these reporting requirements the buyer of a life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS as well as the insurance company that issued the policy. Upon receipt of 1) the report of sale from the buyer or 2) any notice of a transfer of a life insurance policy to a foreign person, the insurance company is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy or a transfer of the policy to a foreign person should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of the investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, endowment contract, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To satisfy Section 1035, the insured named in the policy must be the insured under the new policy.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary’s gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary’s gross income when it is paid (see, Sale of Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is
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selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Accelerated Death Benefits
The death benefit under a life insurance policy may be distributed at a time earlier than the death of the insured, and all or a portion of the distribution may still be excludable from gross income under the Code.
Terminal Illness
The death benefit under a life insurance policy may be distributed when the insured is considered a "terminally ill individual" as that term is defined under the Internal Revenue Code. In this situation the distribution is treated as paid by reason of death of the insured and will generally be excluded from the policy owner’s gross income under Section 101 of the Code, see Federal Income Taxation of Death Benefits.
Long-Term Care
A long-term care rider issued with a life insurance policy or one that is subsequently added to the policy may allow for acceleration of all or a portion of the death benefit upon the insured being certified as a "chronically ill individual" as that term is defined under the Internal Revenue Code. If the long-term care rider meets the requirements of a qualified long-term care insurance contract as defined under Section 7702B of the Internal Revenue Code, then a distribution of all or a portion of the death benefit will generally be excluded from income under the Code. The long-term care rider issued with this life insurance policy is intended to be a qualified long-term care insurance contract under Section 7702B of the Internal Revenue Code.
The amount of the long-term care benefit that is excludable from gross income on an annual basis is limited to the greater of (1) the HIPAA per diem amount or (2) the amount of actual qualifying long-term care expenses incurred, reduced by any reimbursements received for qualifying long-term care services provided for the insured. While the long-term care rider issued with this life insurance policy may or may not pay a long-term care benefit that is limited to the HIPAA per diem amount , Nationwide cannot guarantee that the long-term care benefit will be treated as tax free. If multiple indemnity contracts are owned on a single insured, the payments received from these contracts are aggregated for purposes of determining whether the amounts received exceed the greater of the HIPAA per diem amount or the amount of actual qualifying long-term care expenses incurred.
The Tax Cuts and Jobs Act of 2017 changed the methodology used to calculate the annual inflation adjustments to the HIPAA per diem amount. The change will result in a lower rate of increase in the annual HIPAA per diem. Therefore, it is highly recommended that the policy owner consults their tax advisor when contemplating the amount of long-term care benefit to be taken under the long-term care rider.
The long-term care rider may pay benefits if the insured is receiving qualified long-term care services outside of the United States. It is the responsibility of the policy owner to determine if collecting benefits while outside the United States will subject the policy owner to taxation in the United States, the country of residence, or any other foreign jurisdiction.
Payment of long-term care rider charges will be made through deductions from the cash value of the life policy. These deductions from the cash value are considered to be distributions from the life policy for federal tax purposes and will not be included in income even if the policy owner has fully recovered their investment in the contract.
The payment of long-term care benefits made to the policy owner of the long-term care rider will be reported on a Form 1099-LTC. In addition, deductions from the cash value of the life insurance policy to pay for long-term care rider charges during the calendar year will also be reported on Form 1099-R.
This discussion of the tax treatment of the long-term care rider is not meant to be all inclusive. Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
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If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death.
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code).
3.	The death benefit is paid to a family member of the insured (as defined under the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate, or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
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Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require you to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a modified endowment contract, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
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However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
•	an amount equal to any employer-paid Premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
The Consolidated Appropriations Act, 2021 that was enacted into law on December 27, 2020 changed the interest rate assumption used under Section 7702 to determine the amount of premium allowed to fund a policy. The change is generally favorable and only applies to life insurance policies issued on or after January 1, 2021.
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Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide VLI Separate Account-7
Organization, Registration, and Operation
Nationwide VLI Separate Account-7 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
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Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-7 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-7.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-7 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a policy owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of the policy’s Cash Value. Allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Government Money Market: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
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Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - International Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderate level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
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Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Designation: FF, VOL
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return consistent with a moderately conservative level of risk as compared to the other Ivy Funds VIP Pathfinder Portfolios.
Designation: FF
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initially set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The Cash Value minus Indebtedness and any surrender charge.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, reduction for any long-term care benefits paid, or due and unpaid policy charges.
Directed Monthly Deductions – A Policy Owner's election to have deductions for monthly policy charges, including Rider charges, deducted from a single Sub-Account or the Fixed Account rather than proportionally. If the selected investment option’s value is insufficient to cover the full monthly deduction, the remainder of the monthly deduction will be deducted proportionally from the Sub-Accounts and/or Fixed Account. The Long-Term Fixed Account and amounts allocated to Enhanced Dollar Cost Averaging programs are not available for Directed Monthly Deduction election.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their birthday nearest the Policy Date. If their last birthday was more than 182 days prior to the Policy Date, their nearest birthday will be their next birthday.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – Premium after transaction charges, but before any allocation to an investment option.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
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Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Monthaversary – The same day of the month as the Policy Date for each succeeding month. In any month where such day does not exist (e.g. 29th, 30th, or 31st), the Policy Monthaversary will be the last day of that calendar month.
Policy Proceeds or Proceeds – Policy Proceeds may constitute the Death Benefit, or the amount payable if the policy matures or is surrendered, adjusted to account for any unpaid charges, Indebtedness and Rider benefits.
Premium – Amount(s) paid to purchase and maintain the policy.
Premium Load – The aggregate of the sales load and premium tax charges.
Premium Waiver Benefit – The benefit received under the Premium Waiver Rider. The benefit takes the form of a monthly credit to the policy upon the Insured's total disability for six consecutive months not caused by a risk not assumed. The amount credited to the policy is the lesser of the Premium specified by the policy owner or the average actual monthly Premiums paid over the last 36 months prior to the disability (or such shorter period of time that the policy has been In Force).
Returned Premium – Any return of Premium due to Code Section 7702 or 7702A.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Additional Term Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins as of the close of regular trading on the New York Stock Exchange.
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Appendix C: Surrender Charge Examples
The information in this Appendix can be used to calculate the Surrender Charge for a policy based on the Base Policy Specified Amount and the individual characteristics of the Insured. The examples shown below utilize excerpts of the full tables that are provided at the end of this Appendix.
Surrender Charge Calculation
The maximum surrender charge ("SC") equals the lesser of (a) or (b), multiplied by (p); plus (c) multiplied by (d). To calculate the actual Surrender Charge based on surrender in a particular policy year, multiply by (e) where:
(a)	=	the Base Policy Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and
(b)	=	Premiums paid by the policy owner during the first policy year;
(p)	=	the surrender charge percentage in the range 22% - 95% which varies by issue age, sex, Total Specified Amount, and Death Benefit option, from the "Surrender Charge Percentage" chart below;
(c)	=	the Specified Amount divided by 1,000;
(d)	=	the applicable rate from the "Administrative Target Factor" chart below;
(e)	=	the applicable percentage from the "Reduction of Surrender Charges" table in the "Surrender Charges" section of this prospectus.
Surrender Charge Examples
The examples that follow are based on characteristics of the Insured used to calculate the maximum, minimum, and representative surrender charges shown in the "Transaction Fees" table in the "In Summary: Fee Tables" section of the prospectus. The examples utilize portions of the larger tables provided at the end of this Appendix.
The maximum Surrender Charge calculation assumes: the Insured is a male; issue age 65; the Base Policy Specified Amount is $1,000,000 (Band 5); premiums paid in the first year are $100,000; Death Benefit Option 1; and a full surrender is taken during the first policy year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($1,000,000 / 1,000) x 45.353 =$45,353.00	(c)	=	$1,000,000 / 1,000 =$1000
(b)	=	$100,000	(d)	=	5.00
(p)	=	0.94705	(e)	=	100%

(a) is less than (b), so:
SC	=	[($45,353.00 x 0.94705) + ($1,000 x 5.00)] x 100%
	=	[$42,951.56 + $5,000] x 100%
	=	$47,951.56 which corresponds to $47.96 per $1,000 of Base Policy Specified Amount ($47,951.56 / $1000).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 57+, =60.0%
SC	=	$47,951.56 x 60.0% =$28,770.94 which corresponds to $28.78 per $1,000 of Base Policy Specified Amount ($28,770.94 / $1000).
69

The minimum Surrender Charge calculation assumes: the Insured is a female; issue age 2; non-tobacco; the Base Policy Specified Amount is $10,000,000 (Band 5); minimum required premiums paid in the first year of $2,863.12; Death Benefit Option 1; and a full surrender is taken during the 10th policy year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($10,000,000 / 1,000) x 1.637 =$16,370.00	(c)	=	$10,000,000 / 1000 =$10,000
(b)	=	$2,863.12	(d)	=	4.00
(p)	=	0.95	(e)	=	10.0%

(b) is less than (a), so:
SC	=	[($2,863.12 x 0.95) + ($10,000 x 4.00)] x 10.0%
	=	[$2,719.96 + $40,000] x 10.0%
	=	$42,719.96 x 10.0%
	=	$4,272.00 which corresponds to $0.43 per $1,000 of Base Policy Specified Amount ($4,272.00 /$10,000).
The representative surrender charge calculation assumes: the Insured is a male; issue age 35; the Base Policy Specified Amount is $500,000 (Band 4); premiums paid in the first year are $7,000; Death Benefit Option 1; and a complete surrender of the policy in any of the first three policy years.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($500,000 / 1,000) x 8.963 =$4,481.50	(c)	=	$500,000 / 1,000 =$500
(b)	=	$7,000	(d)	=	4.50
(p)	=	0.95	(e)	=	100%

(a) is less than (b), so:
SC	=	[($4,481.50 x 0.95) + ($500 x 4.50)] x 100%
	=	[$4,257.43 + $2,250] x 100%
	=	$6,507.43 which corresponds to $13.02 per $1,000 of Base Policy Specified Amount ($6,507.43 / $500).
Assume the policy is surrendered in the fifth year instead of the first, then (e), issue age 0-56, =80.0%
SC	=	$6,507.43 x 80.0% =$5,205.94 which corresponds to $10.42 per $1,000 of Base Policy Specified Amount ($5,205.94 / $500).
The following example shows the impact of a Base Policy Specified Amount increase prior to a complete surrender of the policy. The Surrender Charge is calculated separately for the initial Base Policy Specified Amount and each increase. For this example, assume: the Insured is a male; issue age 35; the Base Policy Specified Amount is $100,000 (Band 2); premiums paid in the first year are $6,000; the Policy Date is January 1, 2009; and the policy is completely surrendered in the first year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 8.963 =$896.30	(c)	=	$100,000 / 1,000 =$100
(b)	=	$6,000	(d)	=	7.50
(p)	=	0.95	(e)	=	100%

(a) is less than (b), so:
SC	=	[($896.30 x 0.95) + ($100 x 7.50)] x 100%
	=	[$851.49 + $750.00] x 100%
	=	$1,601.49 which corresponds to $16.02 per $1,000 of Base Policy Specified Amount ($1,601.49 / $100).
70

Now assume the policy was not actually surrendered, and a Base Policy Specified Amount increase of $100,000 is requested and becomes effective in the second policy year, on July 1, 2010. Note: the Attained Age of the person at the time the increase is issued is age 36 for purposes of finding the correct factors in the tables. Note: Band 2 is applicable because the Total Specified Amount $200,000 is used to determine Band. The first year premium paid applicable to the increase is $1,000. To calculate the Surrender Charge attributable to the increase, assume it is surrendered in the first year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 9.419 =$941.90	(c)	=	$100,000 / 1000 =$100
(b)	=	$1,000	(d)	=	7.50
(p)	=	0.95	(e)	=	100%

(a) is less than (b), so
SC	=	[($941.90 x 0.95) + ($100 x 7.50)] x 100%
	=	[$894.81 + $750.00] x 100%
	=	$1,644.81 which corresponds to $16.45 per $1,000 of Base Policy Specified Amount ($1,644.81 / $100).
Now assume the policy is completely surrendered in the seventh policy year on March 1, 2015.
For the $100,000 initial Base Policy Specified Amount, (e), issue age 0-56, =60.0%, the applicable Surrender Charge is:
SC	=	$1,601.49 x 60.0% =$960.89 which corresponds to $9.61 per $1,000 of Base Policy Specified Amount ($960.89 / $100).
For the $100,000 Specified Amount increase, (e), issue age 0-56, =80.0%, (Note that even though the policy is being surrendered in the seventh year, more than four and less than five full years have passed since the date of the increase, so the fifth year surrender charge reduction percentage applies to that portion of Base Policy Specified Amount.) the applicable Surrender Charge is:
SC	=	$1,644.81 x 80.0% =$1,315.85 which corresponds to $13.16 per $1,000 of Base Policy Specified Amount ($1,315.85 / $100).
The combined Surrender Charge for a complete surrender of the policy in the seventh year is equal to:
SC	=	$960.89 + $1,315.85 =$2,276.74 which corresponds to $11.39 per $1,000 of Base Policy Specified Amount ($2,276.74 / $200)
The following Surrender Charge examples show the impact of a change of Death Benefit Option. To start, the calculation assumes: the Insured is a male; issue age 65; the Base Policy Specified Amount is $100,000 (Band 2); Death Benefit Option 1; premiums paid in the first year are $6,000; and the policy is completely surrendered in the fifth year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 45.353 =$4,535.3	(c)	=	$100,000 / 1000 =$100
(b)	=	$6,000	(d)	=	7.50
(p)	=	0.89	(e)	=	60%

(a) is less than (b), so:
SC	=	[($4,535.3 x 0.89) + ($100 x 7.50)] x 60%
	=	[$4,036.42+ $750] x 60%
	=	$4,786.42 x 60%
	=	$2,871.85 which corresponds to $28.72 per $1,000 of Base Policy Specified Amount ($2,871.85 / $100).
71

Now assume that a Death Benefit Option switch from 1 to 2 took place in the third year and then the policy was surrendered in the fifth year. The maximum Surrender Charge is recalculated assuming that at the time the coverage originally became effective the Death Benefit Option was 2.
For this example, the Insured is a male; issue age 65 (when the coverage became effective); the Base Policy Specified Amount is $100,000 (Band 2); Death Benefit Option 2; premiums paid in the first year are $6,000; and the policy is completely surrendered in the fifth year.
SC	=	[[the lesser of (a, b)] x (p) + (c) x (d)] x (e)
(a)	=	($100,000 / 1,000) x 45.353 =$4,535.3	(c)	=	$100,000 / 1000 =$100
(b)	=	$6,000	(d)	=	7.50
(p)	=	0.88382	(e)	=	60%

(a) is less than (b), so:
SC	=	[($4,535.3 x 0.88382) + ($100 x 7.50)] x 60%
	=	[$4,008.39+ $750] x 60%
	=	$4,758.39 x 60%
	=	$2,855.03 which corresponds to $28.56 per $1,000 of Base Policy Specified Amount ($2,855.03 / $100).
Tables used to Calculate the Examples
Reduction of Surrender Charges Table
Policy year calculated from the Policy Date or effective date of Base Policy Specified Amount Increase:	Surrender Charge, as a percentage of the initial Surrender Charge:
	Issue Ages 0-57	Issue Ages 57+
1	100%	100%
2	100%	90.0%
3	100%	80.0%
4	90.0%	70.0%
5	80.0%	60.0%
6	70.0%	50.0%
7	60.0%	40.0%
8	45.0%	30.0%
9	30.0%	20.0%
10	10.0%	10.0%
11 and thereafter	0.0%	0.0%
Surrender Target Factor used in (a) of the formula above
Issue Age	Male	Female
2	2.039	1.637
35	8.963	7.542
36	9.419	7.919
65	45.353	35.495
Surrender Charge Percentage (p) in the formula above1
Death Benefit Options 1 and 3	Band 2		Band 3		Band 4		Band 5
Issue Age	M	F	M	F	M	F	M	F
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.89000	0.95000	0.94474	0.95000	0.94474	0.95000	0.94705	0.95000
72

Death Benefit Option 2	Band 2		Band 3		Band 4		Band 5
Issue Age	M	F	M	F	M	F	M	F
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.88382	0.95000	0.93894	0.95000	0.93894	0.95000	0.94184	0.95000
Administrative Target Factor (d) in the formula above1
Issue Age	Band 2	Band 3	Band 4	Band 5
2	6.00	4.00	4.00	4.00
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
65	7.50	5.00	5.00	5.00
[1]	"Bands" in the tables correspond to particular ranges of Total Specified Amount. If there are increases, they are added to the Total Specified Amount to determine the applicable Band:
Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000.
Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000.
Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000.
Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Full Tables
Surrender Target Factor
Issue Age	Male	Female
0	1.917	1.508
1	1.967	1.575
2	2.039	1.637
3	2.125	1.708
4	2.221	1.786
5	2.325	1.868
6	2.436	1.955
7	2.552	2.047
8	2.674	2.143
9	2.803	2.243
10	2.938	2.349
11	3.081	2.460
12	3.230	2.577
13	3.384	2.698
14	3.543	2.823
15	3.707	2.955
16	3.872	3.092
17	4.040	3.235
18	4.209	3.384
19	4.385	3.541
20	4.568	3.706
21	4.761	3.879
22	4.965	4.061
23	5.180	4.253
24	5.408	4.456
25	5.647	4.669
26	5.900	4.894
27	6.165	5.131
28	6.444	5.380
Issue Age	Male	Female
29	6.740	5.642
30	7.055	5.919
31	7.391	6.211
32	7.749	6.518
33	8.129	6.842
34	8.534	7.183
35	8.963	7.542
36	9.419	7.919
37	9.901	8.317
38	10.412	8.736
39	10.953	9.179
40	11.526	9.649
41	12.132	10.145
42	12.773	10.671
43	13.451	11.228
44	14.166	11.817
45	14.920	12.439
46	15.715	13.098
47	16.555	13.794
48	17.444	14.527
49	18.394	15.302
50	19.411	16.118
51	20.496	16.978
52	21.654	17.884
53	22.886	18.838
54	24.195	19.843
55	25.582	20.903
56	27.049	22.020
57	28.604	23.197
Issue Age	Male	Female
58	30.252	24.438
59	32.018	25.747
60	33.911	27.134
61	35.934	28.605
62	38.087	30.168
63	40.370	31.830
64	42.787	33.603
65	45.353	35.495
66	48.082	37.517
67	51.001	39.681
68	54.143	41.998
69	57.533	44.483
70	61.214	47.151
71	65.204	50.016
72	69.535	53.091
73	74.176	56.393
74	79.176	59.946
75	84.594	63.775
76	90.474	67.909
77	96.879	72.382
78	103.836	77.234
79	111.356	82.512
80	119.438	88.272
81	128.132	94.582
82	137.421	101.353
83	147.421	108.605
84	158.220	116.462
85	169.864	124.985
73

Administrative Target Factor
"Bands" as used in the Administrative Target Factor table below correspond to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Issue Age	Band 2	Band 3	Band 4	Band 5
0	6.00	4.00	4.00	4.00
1	6.00	4.00	4.00	4.00
2	6.00	4.00	4.00	4.00
3	6.00	4.00	4.00	4.00
4	6.00	4.00	4.00	4.00
5	6.00	4.00	4.00	4.00
6	6.00	4.00	4.00	4.00
7	6.00	4.00	4.00	4.00
8	6.00	4.00	4.00	4.00
9	6.00	4.00	4.00	4.00
10	6.00	4.00	4.00	4.00
11	6.00	4.00	4.00	4.00
12	6.00	4.00	4.00	4.00
13	6.00	4.00	4.00	4.00
14	6.00	4.00	4.00	4.00
15	6.00	4.00	4.00	4.00
16	6.00	4.00	4.00	4.00
17	6.00	4.00	4.00	4.00
18	6.00	4.00	4.00	4.00
19	6.00	4.00	4.00	4.00
20	6.00	4.00	4.00	4.00
21	6.00	4.00	4.00	4.00
22	6.00	4.00	4.00	4.00
23	6.00	4.00	4.00	4.00
24	6.00	4.00	4.00	4.00
25	6.00	4.00	4.00	4.00
26	6.15	4.05	4.05	4.05
27	6.30	4.10	4.10	4.10
28	6.45	4.15	4.15	4.15
29	6.60	4.20	4.20	4.20
30	6.75	4.25	4.25	4.25
31	6.90	4.30	4.30	4.30
32	7.05	4.35	4.35	4.35
33	7.20	4.40	4.40	4.40
34	7.35	4.45	4.45	4.45
35	7.50	4.50	4.50	4.50
36	7.50	4.55	4.55	4.55
37	7.50	4.60	4.60	4.60
38	7.50	4.65	4.65	4.65
39	7.50	4.70	4.70	4.70
40	7.50	4.75	4.75	4.75
41	7.50	4.80	4.80	4.80
42	7.50	4.85	4.85	4.85
Issue Age	Band 2	Band 3	Band 4	Band 5
43	7.50	4.90	4.90	4.90
44	7.50	4.95	4.95	4.95
45	7.50	5.00	5.00	5.00
46	7.50	5.00	5.00	5.00
47	7.50	5.00	5.00	5.00
48	7.50	5.00	5.00	5.00
49	7.50	5.00	5.00	5.00
50	7.50	5.00	5.00	5.00
51	7.50	5.00	5.00	5.00
52	7.50	5.00	5.00	5.00
53	7.50	5.00	5.00	5.00
54	7.50	5.00	5.00	5.00
55	7.50	5.00	5.00	5.00
56	7.50	5.00	5.00	5.00
57	7.50	5.00	5.00	5.00
58	7.50	5.00	5.00	5.00
59	7.50	5.00	5.00	5.00
60	7.50	5.00	5.00	5.00
61	7.50	5.00	5.00	5.00
62	7.50	5.00	5.00	5.00
63	7.50	5.00	5.00	5.00
64	7.50	5.00	5.00	5.00
65	7.50	5.00	5.00	5.00
66	7.60	5.15	5.15	5.15
67	7.70	5.30	5.30	5.30
68	7.80	5.45	5.45	5.45
69	7.90	5.60	5.60	5.60
70	8.00	5.75	5.75	5.75
71	8.10	5.90	5.90	5.90
72	8.20	6.05	6.05	6.05
73	8.30	6.20	6.20	6.20
74	8.40	6.35	6.35	6.35
75	8.50	6.50	6.50	6.50
76	8.55	6.65	6.65	6.65
77	8.60	6.80	6.80	6.80
78	8.65	6.95	6.95	6.95
79	8.70	7.10	7.10	7.10
80	8.75	7.25	7.25	7.25
81	8.80	7.40	7.40	7.40
82	8.85	7.55	7.55	7.55
83	8.90	7.70	7.70	7.70
84	8.95	7.85	7.85	7.85
85	9.00	8.00	8.00	8.00
74

Surrender Charge Percentage
"Bands" as used in the Surrender Charge Percentage table below correspond to particular ranges of Total Specified Amount: Band 2 = Total Specified Amounts equal to or greater than $100,000 and less than $250,000; Band 3 = Total Specified Amounts equal to or greater than $250,000 and less than $500,000; Band 4 = Total Specified Amounts equal to or greater than $500,000 and less than $1,000,000; and Band 5 = Total Specified Amounts equal to or greater than $1,000,000.
Death Benefit Option 1
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
1	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
3	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
4	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
5	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
6	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
7	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
8	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
9	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
10	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
11	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
12	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
13	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
14	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
15	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
16	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
17	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
18	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
19	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
20	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
21	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
22	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
23	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
24	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
25	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
26	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
27	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
28	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
29	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
30	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
31	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
32	0.95000	0.94556	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
33	0.95000	0.92659	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
34	0.95000	0.91186	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
37	0.95000	0.86462	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
38	0.95000	0.85263	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
39	0.95000	0.84461	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
40	0.95000	0.83996	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
41	0.95000	0.83860	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
42	0.95000	0.84014	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
43	0.95000	0.84437	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
44	0.95000	0.85102	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
75

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
45	0.95000	0.85987	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
46	0.95000	0.88213	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
47	0.95000	0.90492	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
48	0.95000	0.92810	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
49	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
50	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
51	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
52	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
53	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
54	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
55	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
56	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
57	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
58	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
59	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
60	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
61	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
62	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
63	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
64	0.94444	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.89000	0.95000	0.94474	0.95000	0.94474	0.95000	0.94705	0.95000
66	0.83649	0.95000	0.88745	0.95000	0.88745	0.95000	0.89000	0.95000
67	0.78614	0.95000	0.83320	0.95000	0.83320	0.95000	0.83516	0.95000
68	0.73819	0.95000	0.78159	0.95000	0.78159	0.95000	0.78339	0.95000
69	0.69250	0.89566	0.73247	0.94736	0.73247	0.94736	0.73412	0.94949
70	0.64879	0.84230	0.68555	0.89002	0.68555	0.89002	0.68705	0.89197
71	0.60715	0.79152	0.64089	0.83551	0.64089	0.83551	0.64226	0.83730
72	0.56752	0.74330	0.59844	0.78380	0.59844	0.78380	0.59969	0.78543
73	0.53031	0.69754	0.55862	0.73478	0.55862	0.73478	0.55975	0.73627
74	0.49522	0.65409	0.52112	0.68829	0.52112	0.68829	0.52214	0.69000
75	0.46201	0.61284	0.48566	0.64420	0.48566	0.64420	0.48659	0.64543
76	0.43132	0.57464	0.45232	0.60262	0.45232	0.60262	0.45316	0.60374
77	0.40218	0.53829	0.42076	0.56316	0.42076	0.56316	0.42152	0.56418
78	0.37465	0.50369	0.39102	0.52570	0.39102	0.52570	0.39170	0.52662
79	0.34880	0.47074	0.36317	0.49013	0.36317	0.49013	0.36379	0.49096
80	0.32469	0.43933	0.33725	0.45633	0.33725	0.45633	0.33780	0.45707
81	0.30219	0.40938	0.31312	0.42419	0.31312	0.42419	0.31361	0.42485
82	0.28132	0.38144	0.29078	0.39426	0.29078	0.39426	0.29122	0.39486
83	0.26183	0.35541	0.26997	0.36646	0.26997	0.36646	0.27036	0.36699
84	0.24358	0.33091	0.25053	0.34036	0.25053	0.34036	0.25088	0.34083
85	0.22652	0.30786	0.23241	0.31586	0.23241	0.31586	0.23272	0.31628
76

Death Benefit Option 2
	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
0	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
1	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
2	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
3	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
4	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
5	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
6	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
7	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
8	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
9	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
10	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
11	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
12	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
13	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
14	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
15	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
16	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
17	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
18	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
19	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
20	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
21	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
22	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
23	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
24	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
25	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
26	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
27	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
28	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
29	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
30	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
31	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
32	0.95000	0.94556	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
33	0.95000	0.92659	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
34	0.95000	0.91186	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
35	0.95000	0.90081	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
36	0.95000	0.88055	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
37	0.95000	0.86462	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
38	0.95000	0.85263	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
39	0.95000	0.84461	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
40	0.95000	0.83996	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
41	0.95000	0.83860	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
42	0.95000	0.84014	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
43	0.95000	0.84437	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
44	0.95000	0.85102	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
45	0.95000	0.85987	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
46	0.95000	0.88213	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
47	0.95000	0.90492	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
48	0.95000	0.92810	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
49	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
50	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
51	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
77

	Band 2		Band 3		Band 4		Band 5
Issue Age	Male	Female	Male	Female	Male	Female	Male	Female
52	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
53	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
54	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
55	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
56	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
57	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
58	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
59	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
60	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
61	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
62	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
63	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
64	0.93891	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000	0.95000
65	0.88382	0.95000	0.93894	0.95000	0.93894	0.95000	0.94184	0.95000
66	0.83157	0.95000	0.88253	0.95000	0.88253	0.95000	0.88515	0.95000
67	0.78202	0.95000	0.82908	0.95000	0.82908	0.95000	0.83145	0.95000
68	0.73479	0.94728	0.77819	0.95000	0.77819	0.95000	0.78033	0.95000
69	0.69000	0.89211	0.72973	0.94382	0.72973	0.94382	0.73165	0.94630
70	0.64664	0.83951	0.68340	0.88723	0.68340	0.88723	0.68512	0.89000
71	0.60554	0.78942	0.63928	0.83341	0.63928	0.83341	0.64081	0.83540
72	0.56639	0.74181	0.59730	0.78231	0.59730	0.78231	0.59867	0.78409
73	0.52960	0.69661	0.55791	0.73384	0.55791	0.73384	0.55912	0.73543
74	0.49489	0.65365	0.52078	0.68785	0.52078	0.68785	0.52185	0.69000
75	0.46201	0.61284	0.48566	0.64420	0.48566	0.64420	0.48659	0.64543
76	0.43132	0.57464	0.45232	0.60262	0.45232	0.60262	0.45316	0.60374
77	0.40218	0.53829	0.42076	0.56316	0.42076	0.56316	0.42152	0.56418
78	0.37465	0.50369	0.39102	0.52570	0.39102	0.52570	0.39170	0.52662
79	0.34880	0.47074	0.36317	0.49013	0.36317	0.49013	0.36379	0.49096
80	0.32469	0.43933	0.33725	0.45633	0.33725	0.45633	0.33780	0.45707
81	0.30219	0.40938	0.31312	0.42419	0.31312	0.42419	0.31361	0.42485
82	0.28132	0.38144	0.29078	0.39426	0.29078	0.39426	0.29122	0.39486
83	0.26183	0.35541	0.26997	0.36646	0.26997	0.36646	0.27036	0.36699
84	0.24358	0.33091	0.25053	0.34036	0.25053	0.34036	0.25088	0.34083
85	0.22652	0.30786	0.23241	0.31586	0.23241	0.31586	0.23272	0.31628
78

Appendix D: Underwriting and Distribution Charge Rates and Examples
The following chart details the guaranteed maximum Underwriting and Distribution Charge rates per $1,000 of Base Policy Specified Amount. Rates in this table may be rounded to the nearest one-hundredth decimal place.
The applicable Underwriting and Distribution Charge rate is set on the Policy Date or effective date of any Base Policy Specified Amount increase based on three factors:
•	the Insured's Attained Age;
•	the Death Benefit option in effect; and
•	the applicable rate tier based on the Base Policy Specified Amount at the time of determination.

	Death Benefit Options 1			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age[1]
0	0.09	0.09	0.04	0.09	0.09	0.08
1	0.09	0.09	0.04	0.09	0.09	0.09
2	0.09	0.09	0.05	0.09	0.09	0.09
3	0.09	0.09	0.05	0.09	0.09	0.09
4	0.09	0.09	0.05	0.09	0.09	0.09
5	0.09	0.09	0.05	0.09	0.09	0.09
6	0.10	0.10	0.05	0.10	0.10	0.09
7	0.10	0.10	0.05	0.10	0.10	0.10
8	0.10	0.10	0.06	0.10	0.10	0.10
9	0.10	0.10	0.06	0.10	0.10	0.10
10	0.10	0.10	0.06	0.10	0.10	0.10
11	0.10	0.10	0.06	0.10	0.10	0.10
12	0.11	0.11	0.06	0.11	0.11	0.10
13	0.11	0.11	0.06	0.11	0.11	0.11
14	0.11	0.11	0.07	0.11	0.11	0.11
15	0.11	0.11	0.07	0.11	0.11	0.11
16	0.11	0.11	0.07	0.11	0.11	0.11
17	0.11	0.11	0.07	0.11	0.11	0.11
18	0.12	0.12	0.07	0.12	0.12	0.11
19	0.12	0.12	0.07	0.12	0.12	0.12
20	0.12	0.12	0.08	0.12	0.12	0.12
21	0.12	0.12	0.08	0.12	0.12	0.12
22	0.12	0.12	0.08	0.12	0.12	0.12
23	0.12	0.12	0.08	0.12	0.12	0.12
24	0.13	0.13	0.08	0.13	0.13	0.12
25	0.13	0.13	0.08	0.13	0.13	0.13
26	0.13	0.13	0.08	0.13	0.13	0.13
27	0.13	0.13	0.08	0.13	0.13	0.13
28	0.13	0.13	0.08	0.13	0.13	0.13
29	0.14	0.14	0.08	0.14	0.14	0.14
30	0.14	0.14	0.08	0.14	0.14	0.14
31	0.14	0.14	0.08	0.14	0.14	0.14
32	0.15	0.15	0.08	0.15	0.15	0.14
33	0.15	0.15	0.08	0.15	0.15	0.15
34	0.15	0.15	0.08	0.15	0.15	0.15
35	0.15	0.15	0.08	0.15	0.15	0.15
36	0.16	0.16	0.09	0.16	0.16	0.15
37	0.16	0.16	0.10	0.16	0.16	0.15
38	0.17	0.16	0.10	0.17	0.17	0.16
39	0.17	0.16	0.11	0.17	0.17	0.16
40	0.18	0.16	0.12	0.18	0.18	0.16
41	0.18	0.17	0.12	0.18	0.18	0.16
42	0.19	0.17	0.13	0.19	0.19	0.16
43	0.19	0.17	0.14	0.19	0.19	0.16
44	0.19	0.17	0.14	0.19	0.19	0.17
79

	Death Benefit Options 1			Death Benefit Option 2
Base Policy Specified Amount Tier(s)	up to $250,000	$250,000 to $500,000	$500,000 and above	up to $250,000	$250,000 to $500,000	$500,000 and above
Insured's Attained Age[1]
45	0.20	0.18	0.15	0.20	0.20	0.17
46	0.20	0.18	0.15	0.20	0.20	0.17
47	0.21	0.18	0.16	0.21	0.21	0.18
48	0.21	0.18	0.16	0.21	0.21	0.19
49	0.21	0.19	0.16	0.21	0.21	0.19
50	0.22	0.19	0.16	0.22	0.22	0.20
51	0.22	0.19	0.17	0.22	0.22	0.21
52	0.22	0.19	0.17	0.22	0.22	0.21
53	0.23	0.20	0.17	0.23	0.23	0.22
54	0.23	0.20	0.17	0.23	0.23	0.23
55	0.23	0.20	0.18	0.23	0.23	0.23
56	0.24	0.21	0.19	0.25	0.25	0.24
57	0.25	0.23	0.20	0.26	0.26	0.25
58	0.26	0.24	0.21	0.28	0.28	0.26
59	0.27	0.25	0.23	0.29	0.29	0.27
60	0.28	0.27	0.24	0.30	0.30	0.28
61	0.29	0.28	0.25	0.32	0.32	0.29
62	0.30	0.29	0.26	0.33	0.33	0.30
63	0.31	0.31	0.28	0.35	0.35	0.31
64	0.32	0.32	0.29	0.36	0.36	0.32
65	0.33	0.33	0.30	0.38	0.38	0.33
66	0.34	0.34	0.31	0.38	0.38	0.34
67	0.34	0.34	0.31	0.38	0.38	0.34
68	0.35	0.35	0.32	0.38	0.38	0.34
69	0.35	0.35	0.32	0.38	0.38	0.34
70	0.35	0.35	0.33	0.38	0.38	0.34
71	0.36	0.36	0.33	0.38	0.38	0.34
72	0.36	0.36	0.34	0.38	0.38	0.35
73	0.37	0.37	0.34	0.38	0.38	0.35
74	0.37	0.37	0.35	0.38	0.38	0.35
75	0.38	0.38	0.35	0.38	0.38	0.35
76	0.38	0.38	0.35	0.38	0.38	0.35
77	0.38	0.38	0.36	0.38	0.38	0.36
78	0.38	0.38	0.36	0.38	0.38	0.36
79	0.38	0.38	0.36	0.38	0.38	0.36
80	0.38	0.38	0.36	0.38	0.38	0.36
81	0.39	0.39	0.37	0.39	0.39	0.37
82	0.39	0.39	0.37	0.39	0.39	0.37
83	0.39	0.39	0.37	0.39	0.39	0.37
84	0.39	0.39	0.37	0.39	0.39	0.37
85	0.39	0.39	0.38	0.39	0.39	0.38
[1]	The applicable Attained Age is the Policy Date for the initial Base Policy Specified Amount or the effective date of Specified Amount increase. If the charge is adjusted for a change in Death Benefit option from Death Benefit Option Benefit Option 2, the applicable rates will be based on the insured’s age on the Policy Date or increase effective date(s) from the effective date of the Death Benefit option change.
The monthly underwriting and distribution charge is calculated using the rates in the table above as follows:
•	the lesser of $250,000 or the Base Policy Specified Amount ("BPSA") multiplied by applicable Tier 1 rate; plus
•	any Base Policy Specified Amount above $250,000 up to, and including, $500,000 multiplied by the applicable Tier 2 rate; plus
•	any Base Policy Specified Amount above $500,000 multiplied by the applicable Tier 3 rate; divided by $1.000.
This is also expressed by the following formula:
[Minimum of ($250,000 and BPSA) x Tier 1 rate + Minimum of ((Maximum of ($0.00 and BPSA - $250,000)) and $250,000) x Tier 2 rate + Maximum of ($0.00 and BPSA - $500,000) x Tier 3 rate] / $1,000
80

The maximum underwriting and distribution charge shown in the In Re Summary: Fee Tables is $0.40 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 85; any sex; Death Benefit Option 2; with a Base Policy Specified Amount of $250,000.
The monthly charge	=	[$250,000 x 0.392] / $1,000
	=	$98,000 / $1,000
	=	$98.00 or $0.392 per $1,000 of Base Policy Specified Amount ($98.00 / 250).
The minimum underwriting and distribution charge shown in the In Re Summary: Fee Tables is $0.05 per $1,000 of Base Policy Specified Amount. This is based on the following assumptions: the Insured is issue age 0; any sex; Death Benefit Option 1; with a Base Policy Specified Amount of $10,000,000.
The monthly charge	=	[($250,000 x 0.085) + ($250,000 x 0.085) + (($10,000,000 - $500,000) x 0.042)] / $1,000
	=	[($250,000 x 0.085) + ($250,000 x 0.085) + ($9,500,000 x 0.042)] / $1,000
	=	[$21,2500 + $21,250 + $399,000] / $1,000
	=	$441,500 / $1,000
	=	$441.50 or $0.05 per $1,000 of Base Policy Specified Amount ($441.50 / 10,000).
The following monthly underwriting and distribution charge examples show the impact of a Base Policy Specified Amount increase and a change of death benefit option. To start, the calculation assumes: the Insured is a male, issue age 55, Death Benefit Option 1 is elected, and the Base Policy Specified Amount is $400,000 on the Policy Date.
The monthly charge	=	[($250,000 x 0.233) + (($400,000 – 250,000) x 0.20)] / $1,000
	=	[($250,000 x 0.233) + ($150,000) x 0.20)] / $1,000
	=	[$58,250 + $30,000] / $1,000
	=	$88,2500 / $1,000
	=	$88.250 or $0.220 per $1,000 of Base Policy Specified Amount ($88.25 / 400)
Now assume a Base Policy Specified Amount increase of $250,000 when the Insured reaches Attained Age 60, Death Benefit Option 1 is still in effect. The Base Policy Specified amount is now $650,000. The Tier rates used for the initial Base Policy Specified Amount remain in effect for that portion and the charge for that $400,000 of the Base Policy Specified Amount remains $88.25. The charge for the increase is calculated separately, but the increase amount is added to the initial Base Policy Specified Amount to determine the applicable Tier rate(s) are based on the full Base Policy Specified Amount.
The first $100,000 of the increase is in Tier 2 (BPSA > $250,000, and < $500,000) and the remaining $150,000 is in Tier 3 (BPSA > $500,000).
The monthly charge for the increase only	=	[($100,000 x 0.267) + ($150,000 x 0.238)] / $1,000
	=	[$26,700 + $35,700] / $1,000
	=	$62,400 / $1,000
	=	$62.40 or $0.25 per $1,000 of the Base Policy Specified Amount increase($62.40 / 250)
The total monthly underwriting and distribution charge from the effective date of the increase =$88.25 + $62.40 =$150.65 or $0.24 per $1,000 of Base Policy Specified Amount ($150.65 / 650).
Now assume the Death Benefit is changed from Death Benefit Option 1 to Death Benefit Option 2 when the Insured reaches Attained Age 63.
81

The Tier rates used are the rates for the Insured's Attained Age at the time coverage originally became effective. In this example, the original Base Policy Specified Amount, $400,000 in Tiers 1 and 2, became effective at the Insured's Attained Age 55, and the $250,000 increase in Tiers 2 and 3, became effective at the Insured's Attained Age 60. The rates used are the Death Benefit Option 2 rates to reflect the change of Death Benefit option.
The monthly charge	=	[($250,000 x 0.233) + ($150,000 x 0.233) + ($100,000 x 0.304) + ($150,000 x 0.283)] / $1,000
	=	[$58,250 + $34,950 + $30,400 + $42,450] / $1,000
	=	$166,050 / $1,000
	=	$166.05 or $0.26 per $1,000 of Base Policy Specified Amount ($166.05 / 650).
82

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-866-221-1100
•	by mail to Nationwide Life Insurance Company
P.O. Box 182835
Columbus, OH 43218-2836
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-21610
Securities Act of 1933 Registration File No. 333-149295

Nationwide YourLife® Accumulation VUL – New York
Waddell & Reed Accumulation VUL – New York
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
P.O. Box 182835
Columbus, OH 43218-2835
1-800-848-6331
TDD: 1-800-238-3035
STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Individual Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2021 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2021.

General Information and History
Nationwide VLI Separate Account-7 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $273 billion as of December 31, 2020.
Nationwide VLI Separate Account-7
Nationwide VLI Separate Account-7 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on August 3, 2004 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed the maximum of (99% of first year Premiums, 22% of second year Premiums, 20% of third year Premiums, 10% of fourth year Premiums, and 3% of renewal Premium after the fourth year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.45% of the non-loaned Cash Value per year.
No underwriting commissions were paid to NISC for each of this Variable Account’s last three fiscal years.
Waddell & Reed, Inc.
The policies are distributed by Waddell & Reed, Inc., located at 6300 Lamar Ave., Overland Park, KS 66202. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority ("FINRA").
Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by Waddell & Reed, Inc. will not exceed maximum of (99% of first year Premiums and 15% of renewal Premium after the first year). Commission may also be paid as an asset-based amount instead of a Premium-based amount. If an asset-based commission is paid, it will not exceed 0.40% of the non-loaned Cash Value per year.
No underwriting commissions were paid to Waddell & Reed, Inc. for each of this Variable Account's last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree
2

to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 3.00% of the Commissionable Target Premium for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
When Nationwide is made aware that a Qualified Plan has been orphaned, commission payments payable with respect to that Qualified Plan will cease and commission payments that would have been due will not be sent to the Qualified Plan. An orphaned Qualified Plan is a plan without an agent or firm of record.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-7 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 19, 2021 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-7. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any Substandard Rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates 2001 Commissioners' Standard Ordinary Mortality Table, Age Nearest Birthday (2001 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are
3

guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. As a component of base policy and Rider cost of insurance charges, Nationwide may deduct a "flat extra charge," which is an additional factor in determining the constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. Nationwide applies the same flat extra charge to all insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or Substandard Rating, if any.
Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including Nationwide employees and their family members).
The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.
Policy Restoration Procedure
Requests to restore a surrendered policy must meet the following requirements:
•	the request must be in writing and signed by the policy owner (if the surrender was a Code Section 1035 exchange to a new policy with a different insurer, the signature of an officer of the replacing insurer is also required);
•	the written request must be received at the Service Center within 30 days of the date the policy was surrendered (periods up to 60 days will be permitted based on the right to examine period applicable to replaced life insurance policies in the state where the policy was issued);
•	the surrender Proceeds must be returned in their entirety; and
•	the insured must be alive on the date the restoration request is received.
No proof of insurability or additional underwriting will be required for requests to restore a surrendered policy that meet the above requirements.
A restored policy will be treated as if it had never been surrendered for all purposes, including Investment Experience, accrual of interest, and deduction of charges, resulting in the following:
•	the returned surrender proceeds and any amount taken as a surrender charge will be used to purchase Accumulation Units according to the allocations currently in effect on, and priced as of, the surrender date;
•	any charges that would otherwise have been assessed during the period of surrender will be assessed as of the date(s) they were due resulting in the cancellation of Accumulation Units priced as of the applicable date(s);
•	interest will be credited on any allocation to a fixed investment option at the rate(s) in effect during the period of surrender;
•	interest charged and credited on any Indebtedness will accrue at the rates in effect for the period of surrender; and
•	any transfer of loan interest charged or credited that would have occurred during the period of surrender will be transferred as of the date(s) such transfers would have otherwise occurred.
Policy restoration is not a contract right of the policy; it is an administrative procedure based on requirements of state insurance law and the terms are subject to change without notice at any time.
4

Illustrations
Nationwide will provide illustrations of future benefits under the policy before the policy is purchased and upon request thereafter. Nationwide may assess a $25 fee for this service to persons who request more than one policy illustration during a policy year.
Note: The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
5

Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of the Insured	Applicable Percentage
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
Attained Age of the Insured	Applicable Percentage
60	130%
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
Attained Age of the Insured	Applicable Percentage
80	105%
81	105%
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	100%
96	100%
97	100%
98	100%
99-120	100%
6

Cash Value Accumulation Test
The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 2001 CSO mortality as prescribed in Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted (i.e., multiplied by 1/net single premium) to give the applicable Cash Value percentages. These premiums vary with the ages, sexes, and risk classifications of the insureds.
The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male preferred non-tobacco issue age 55.
Policy Year	Percentage of Cash Value
1	244%
2	237%
3	230%
4	223%
5	216%
6	210%
7	204%
8	199%
9	193%
10	188%
11	183%
12	179%
13	174%
14	170%
15	166%
Policy Year	Percentage of Cash Value
16	162%
17	158%
18	155%
19	151%
20	148%
21	145%
22	142%
23	139%
24	137%
25	134%
26	132%
27	129%
28	127%
29	125%
30	124%
31	122%
Policy Year	Percentage of Cash Value
32	120%
33	119%
34	117%
35	116%
36	115%
37	114%
38	113%
39	112%
40	111%
41	110%
42	109%
43	107%
44	106%
45	103%
46+	100%
7

NATIONWIDE

VLI SEPARATE

ACCOUNT-7

Annual Report

To

Policyholders

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-7:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-7 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/     KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

2

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

3

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

4

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 28, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

5

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 13, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from June 21, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)

6

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

7

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ALVDAA	12,768	$162,237	$177,341	$-	$177,341	$5	$177,336
ALVIVB	703	9,358	10,075	-	10,075	4	10,071
ALVSVA	118,414	2,149,172	2,059,222	19	2,059,241	-	2,059,241
ACVIP1	33,724	344,225	374,671	45	374,716	-	374,716
ACVIP2	95,824	973,194	1,062,684	2	1,062,686	-	1,062,686
ACVMV1	184,121	3,552,416	3,781,852	-	3,781,852	1,572	3,780,280
BRVGA1	95,788	1,584,655	1,866,916	34	1,866,950	-	1,866,950
BRVHYI	57,416	418,272	434,063	1,681	435,744	-	435,744
MLVGA2	163,366	2,698,284	3,170,942	11	3,170,953	-	3,170,953
DCAP	36,960	1,393,995	1,743,751	9	1,743,760	-	1,743,760
DSIF	118,321	5,567,470	7,604,465	13	7,604,478	-	7,604,478
DVSCS	192,467	3,213,116	3,668,430	710	3,669,140	-	3,669,140
DWVSVS	8,464	300,905	287,610	-	287,610	6	287,604
DFVGB	20,330	216,948	216,103	-	216,103	8	216,095
DFVGMI	7,060	91,610	102,304	7	102,311	-	102,311
DFVIPS	16,666	174,908	188,493	22	188,515	-	188,515
DFVIS	17,314	206,201	228,712	-	228,712	8	228,704
DFVIV	14,486	156,321	170,640	-	170,640	4	170,636
DFVSTF	6,271	64,181	63,965	4	63,969	-	63,969
DFVULV	15,285	386,619	405,359	3	405,362	-	405,362
DFVUTV	10,003	169,286	184,150	-	184,150	10	184,140
DSGIBA	26,986	618,857	676,528	-	676,528	4	676,524
FQB	102,791	1,143,375	1,214,987	-	1,214,987	8	1,214,979
FCS	16,133	690,873	772,594	24	772,618	-	772,618
FEIS	236,783	5,117,539	5,621,225	47	5,621,272	-	5,621,272
FEMS	15,582	198,414	230,149	3	230,152	-	230,152
FF10S	67,371	809,862	960,706	3,707	964,413	-	964,413
FF20S	280,392	3,684,220	4,197,475	17	4,197,492	-	4,197,492
FF30S	321,759	4,308,216	5,402,338	-	5,402,338	2	5,402,336
FGS	87,087	6,145,907	8,919,465	1,421	8,920,886	-	8,920,886
FIGBS	335,662	4,287,547	4,672,412	727	4,673,139	-	4,673,139
FMCS	227,455	7,442,868	8,706,984	-	8,706,984	165	8,706,819
FNRS2	225,157	3,750,558	2,334,879	113	2,334,992	-	2,334,992
FOS	113,228	2,367,018	2,989,227	15	2,989,242	-	2,989,242
FRESS	5,736	108,523	99,520	3	99,523	-	99,523
FVSS	13,370	158,942	180,635	-	180,635	5	180,630
FTVDM2	127,843	1,054,759	1,488,097	-	1,488,097	1	1,488,096
FTVFA1	10,942	68,158	60,069	-	60,069	9	60,060
FTVFA2	126,583	749,413	687,345	-	687,345	3	687,342
FTVGB1	47,630	802,357	690,152	161	690,313	-	690,313
FTVGI2	139,472	2,201,769	1,927,497	-	1,927,497	3	1,927,494
FTVIS1	19,947	317,933	312,166	-	312,166	39	312,127
FTVIS2	152,133	2,292,402	2,288,077	-	2,288,077	-	2,288,077
FTVRDI	112,711	2,930,189	3,400,489	-	3,400,489	9	3,400,480
FTVSVI	367,668	6,298,288	5,588,554	75	5,588,629	-	5,588,629
TIF2	123,705	1,758,038	1,642,804	15	1,642,819	-	1,642,819
GVGMNS	2,411	28,796	30,354	-	30,354	2	30,352
GVMSAS	482	4,356	4,554	-	4,554	3	4,551
RVARS	5,617	137,760	143,850	22	143,872	-	143,872
ACEG	9,912	650,491	883,133	-	883,133	13	883,120
AVMCCI	5,745	70,065	60,720	2	60,722	-	60,722
IVBRA1	156,381	1,659,988	1,638,868	-	1,638,868	2	1,638,866
OVAG	14,001	1,026,379	1,497,082	-	1,497,082	3	1,497,079
OVGI	177,128	5,011,239	5,297,898	286	5,298,184	-	5,298,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
OVGS	109,138	4,399,971	5,688,268	55	5,688,323	-	5,688,323
OVIG	563,620	1,333,410	1,640,135	-	1,640,135	1	1,640,134
OVSB	74,966	374,016	362,838	-	362,838	-	362,838
OVSC	103,462	2,383,529	2,836,937	-	2,836,937	363	2,836,574
WRASP	367,301	3,458,342	3,835,503	41	3,835,544	-	3,835,544
WRBDP	868	4,713	5,251	-	5,251	1	5,250
WRBP	896	6,932	7,804	-	7,804	3	7,801
WRGNR	668	2,732	2,205	12	2,217	-	2,217
WRHIP	215,714	739,110	732,394	10	732,404	-	732,404
WRMCG	83,589	1,094,722	1,461,469	27	1,461,496	-	1,461,496
WRPAP	3,759	17,741	18,479	7	18,486	-	18,486
WRPMAP	2,875	14,705	14,900	-	14,900	10	14,890
WRSCP	467	4,666	5,636	3	5,639	-	5,639
WRSTP	322	8,462	11,566	7	11,573	-	11,573
JACAS	88,803	3,343,133	4,702,982	52	4,703,034	-	4,703,034
JAEI	20,855	1,617,225	1,964,735	2	1,964,737	-	1,964,737
JAGTS	338,991	5,100,247	6,949,320	147	6,949,467	-	6,949,467
JAIGS	70,006	1,782,161	2,560,827	68	2,560,895	-	2,560,895
LOVTRC	32,618	549,386	565,916	-	565,916	1	565,915
MNDIC	67,314	1,358,508	1,814,783	38	1,814,821	-	1,814,821
MV2IGI	59,634	1,182,061	1,494,437	13	1,494,450	-	1,494,450
MV3MVI	695	5,221	5,969	-	5,969	4	5,965
MVFIC	442,930	8,354,638	9,035,770	259	9,036,029	-	9,036,029
MVIGIC	3,074	45,392	49,464	-	49,464	1	49,463
MVIVIC	25,307	680,865	887,012	49	887,061	-	887,061
MVIVSC	82,918	2,141,185	2,858,174	13	2,858,187	-	2,858,187
MSVFI	44,515	479,537	521,712	530	522,242	-	522,242
DTRTFB	3,283	32,391	33,416	4	33,420	-	33,420
EIF	214,671	3,372,671	4,162,467	52	4,162,519	-	4,162,519
GBF	266,939	2,917,057	3,013,743	712	3,014,455	-	3,014,455
GEM	239,534	2,805,422	3,583,434	69	3,583,503	-	3,583,503
GIG	65,761	671,033	763,486	3	763,489	-	763,489
GVAAA2	407,094	10,131,579	10,865,349	-	10,865,349	6,755	10,858,594
GVABD2	67,774	782,046	855,980	8	855,988	-	855,988
GVAGG2	113,354	3,450,303	4,562,496	71	4,562,567	-	4,562,567
GVAGI2	38,131	1,994,255	2,151,748	72	2,151,820	-	2,151,820
GVAGR2	70,858	5,959,283	8,561,109	-	8,561,109	279	8,560,830
GVDMA	3,619,350	45,041,214	47,594,448	4,608	47,599,056	-	47,599,056
GVDMC	90,994	993,701	1,023,679	10	1,023,689	-	1,023,689
GVEX1	714,585	12,921,855	15,978,127	3	15,978,130	-	15,978,130
GVIDA	788,280	9,501,200	10,287,051	3,493	10,290,544	-	10,290,544
GVIDC	81,643	819,155	860,517	556	861,073	-	861,073
GVIDM	1,880,268	22,538,258	22,694,833	-	22,694,833	1	22,694,832
GVIX2	54,650	513,810	568,355	1	568,356	-	568,356
HIBF	225,757	1,472,616	1,478,707	29	1,478,736	-	1,478,736
IDPG	8,524	95,436	102,376	-	102,376	3	102,373
IDPGI	7,727	82,766	88,476	-	88,476	3	88,473
MCIF	206,108	4,704,491	4,726,052	76	4,726,128	-	4,726,128
MSBF	203,206	1,846,252	1,869,497	54	1,869,551	-	1,869,551
NCPG	47,782	509,734	540,891	-	540,891	3	540,888
NCPGI	10,793	112,345	119,051	-	119,051	2	119,049
NVAMV1	265,784	4,006,039	3,973,473	-	3,973,473	6	3,973,467
NVAMVX	204,949	2,667,367	3,057,834	86	3,057,920	-	3,057,920
NVBX	78,639	839,383	879,182	-	879,182	3	879,179

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
NVCBD1	57,174	628,542	654,640	2	654,642	-	654,642
NVCCA1	507,285	5,431,336	5,387,363	39	5,387,402	-	5,387,402
NVCCN1	83,650	851,331	912,625	6	912,631	-	912,631
NVCMA1	1,711,894	16,198,736	16,314,348	89	16,314,437	-	16,314,437
NVCMC1	33,801	358,128	374,520	2	374,522	-	374,522
NVCMD1	564,817	5,994,427	6,139,558	52	6,139,610	-	6,139,610
NVCRA1	524,241	5,102,507	5,698,502	18	5,698,520	-	5,698,520
NVCRB1	228,488	2,512,201	2,572,780	-	2,572,780	125	2,572,655
NVDBL2	39,432	617,271	638,795	-	638,795	6	638,789
NVDBLP	34,102	521,503	551,093	5	551,098	-	551,098
NVDCA2	22,638	397,374	414,733	4	414,737	-	414,737
NVDCAP	43,411	750,710	791,814	-	791,814	8	791,806
NVDMAP	163,321	2,086,740	2,129,703	34	2,129,737	-	2,129,737
NVDMCP	41,769	462,496	466,978	-	466,978	6	466,972
NVFIII	1,000	11,125	11,297	-	11,297	1	11,296
NVGEII	1,171	13,511	15,818	-	15,818	2	15,816
NVIDAP	138,175	1,706,428	1,790,743	-	1,790,743	1	1,790,742
NVIDCP	35,861	357,128	376,894	43	376,937	-	376,937
NVIDMP	336,804	4,086,381	4,048,383	-	4,048,383	296	4,048,087
NVIE6	17,765	166,649	204,294	1,625	205,919	-	205,919
NVIX	117,731	1,136,290	1,225,580	-	1,225,580	1	1,225,579
NVLCP1	176,459	2,116,304	2,159,864	27	2,159,891	-	2,159,891
NVMIG1	292,430	3,211,397	3,535,481	254	3,535,735	-	3,535,735
NVMIVX	160,933	1,485,064	1,731,635	-	1,731,635	82	1,731,553
NVMLG1	765,878	7,915,782	6,846,947	228	6,847,175	-	6,847,175
NVMMG1	429,083	4,608,686	5,942,806	348	5,943,154	-	5,943,154
NVMMV1	16,223	149,928	125,402	-	125,402	11	125,391
NVMMV2	339,962	3,176,313	2,648,301	226	2,648,527	-	2,648,527
NVNMO1	137,669	1,437,273	1,685,070	-	1,685,070	292	1,684,778
NVNSR2	208,235	2,728,608	2,929,868	460	2,930,328	-	2,930,328
NVOLG1	1,130,675	20,203,561	21,301,922	-	21,301,922	113	21,301,809
NVRE1	521,258	3,583,343	3,784,332	34	3,784,366	-	3,784,366
NVSIX2	143,379	1,362,654	1,307,618	2	1,307,620	-	1,307,620
NVSTB1	10,854	112,903	113,316	5	113,321	-	113,321
NVSTB2	79,596	825,948	826,998	1,308	828,306	-	828,306
NVTIV3	161,215	1,869,282	1,734,669	124	1,734,793	-	1,734,793
SAM	10,392,826	10,392,826	10,392,826	-	10,392,826	8,895	10,383,931
SAM5	1,236,760	1,236,760	1,236,760	128	1,236,888	-	1,236,888
SCF	139,256	2,708,058	2,783,718	-	2,783,718	639	2,783,079
SCGF	95,698	1,575,715	1,880,467	35	1,880,502	-	1,880,502
SCVF	135,815	1,422,696	1,191,097	-	1,191,097	13	1,191,084
TRF	186,324	3,009,537	4,384,207	349	4,384,556	-	4,384,556
AMMCGS	7,082	175,973	255,394	6	255,400	-	255,400
AMSRS	33,063	757,705	1,014,694	168	1,014,862	-	1,014,862
AMTB	93,659	983,814	1,000,282	209	1,000,491	-	1,000,491
NOTB3	33,049	378,721	391,636	-	391,636	2	391,634
NOTG3	30,111	349,161	352,604	6	352,610	-	352,610
NOTMG3	19,382	228,047	236,648	-	236,648	7	236,641
PMVAAA	52,877	544,210	585,353	-	585,353	3	585,350
PMVFBA	41,651	422,748	438,587	36	438,623	-	438,623
PMVLDA	263,372	2,686,790	2,733,803	45	2,733,848	-	2,733,848
PMVRSA	15,050	95,455	91,052	-	91,052	1	91,051
PMVTRA	122,672	1,338,202	1,421,768	43	1,421,811	-	1,421,811
PVEIB	12,383	294,579	315,897	2	315,899	-	315,899

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF ASSETS, LIABILTIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
PVGOB	43,412	481,047	631,640	-	631,640	2	631,638
TRHS2	78,070	3,511,646	4,524,954	-	4,524,954	28	4,524,926
TRHSP	44,164	2,110,884	2,695,777	-	2,695,777	2	2,695,775
VWHA	73,184	1,505,411	1,645,177	47	1,645,224	-	1,645,224
VRVDRI	4,284	87,001	75,823	-	75,823	3	75,820
WFVSCG	57,793	660,202	850,707	-	850,707	25	850,682

Total (unaudited)			$455,378,405	$26,447	$455,404,852	$19,891	$455,384,961

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVDAA	ALVIVB	ALVSVA	ACVIP1	ACVIP2	ACVMV1	BRVGA1
Reinvested dividends	$4,610,675	2,899	494	18,213	5,820	14,718	63,772	21,448

Net investment income (loss)	4,610,675	2,899	494	18,213	5,820	14,718	63,772	21,448

Realized gain (loss) on investments	(1,838,693)	1,741	(5,357)	(311,892)	3,256	(2,802)	(43,804)	(558)
Change in unrealized gain (loss) on investments	30,852,399	7,287	(971)	128,197	25,251	91,607	(33,636)	216,943

Net gain (loss) on investments	29,013,706	9,028	(6,328)	(183,695)	28,507	88,805	(77,440)	216,385

Reinvested capital gains	23,388,345	-	-	83,371	-	-	-	87,124

Net increase (decrease) in contract owners’ equity resulting from operations	$57,012,726	11,927	(5,834)	(82,111)	34,327	103,523	(13,668)	324,957

Investment Activity:	BRVHYI	MLVGA2	DCAP	DSIF	DVSCS	DWVSVS	DFVGB	DFVGMI
Reinvested dividends	$12,193	32,377	13,931	104,354	30,625	2,574	57	1,061

Net investment income (loss)	12,193	32,377	13,931	104,354	30,625	2,574	57	1,061

Realized gain (loss) on investments	(2,743)	1,478	(56,252)	203,207	30,275	(14,525)	(1,044)	368
Change in unrealized gain (loss) on investments	10,416	371,110	267,799	417,883	112,054	(10,590)	3,869	7,942

Net gain (loss) on investments	7,673	372,588	211,547	621,090	142,329	(25,115)	2,825	8,310

Reinvested capital gains	-	150,966	145,924	402,988	174,383	14,677	-	1,147

Net increase (decrease) in contract owners’ equity resulting from operations	$19,866	555,931	371,402	1,128,432	347,337	(7,864)	2,882	10,518

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	DFVIPS	DFVIS	DFVIV	DFVSTF	DFVULV	DFVUTV	DSGIBA	FQB
Reinvested dividends	$1,970	4,194	3,735	354	8,123	2,710	17,013	31,738

Net investment income (loss)	1,970	4,194	3,735	354	8,123	2,710	17,013	31,738

Realized gain (loss) on investments	5,197	(6,587)	(74,212)	(614)	152	(6,184)	(9,161)	279
Change in unrealized gain (loss) on investments	7,693	22,049	19,942	908	(46,035)	19,963	31,795	55,847

Net gain (loss) on investments	12,890	15,462	(54,270)	294	(45,883)	13,779	22,634	56,126

Reinvested capital gains	1,040	3,694	-	-	-	-	12,529	3,399

Net increase (decrease) in contract owners’ equity resulting from operations	$15,900	23,350	(50,535)	648	(37,760)	16,489	52,176	91,263

Investment Activity:	FCS	FEIS	FEMS	FF10S	FF20S	FF30S	FGS	FIGBS
Reinvested dividends	$507	86,773	1,523	10,754	45,479	55,160	4,385	99,235

Net investment income (loss)	507	86,773	1,523	10,754	45,479	55,160	4,385	99,235

Realized gain (loss) on investments	1,994	(72,190)	(8,002)	22,723	20,358	158,924	537,012	42,494
Change in unrealized gain (loss) on investments	73,479	54,498	17,353	35,656	268,610	300,839	1,577,531	261,399

Net gain (loss) on investments	75,473	(17,692)	9,351	58,379	288,968	459,763	2,114,543	303,893

Reinvested capital gains	1,081	233,136	24,550	38,066	184,103	237,371	683,711	1,753

Net increase (decrease) in contract owners’ equity resulting from operations	$77,061	302,217	35,424	107,199	518,550	752,294	2,802,639	404,881

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FMCS	FNRS2	FOS	FRESS	FVSS	FTVDM2	FTVFA1	FTVFA2
Reinvested dividends	$39,904	57,873	9,014	2,088	1,887	50,064	934	11,992

Net investment income (loss)	39,904	57,873	9,014	2,088	1,887	50,064	934	11,992

Realized gain (loss) on investments	2,341	(259,053)	18,742	(3,889)	(44,388)	(6,277)	(3,119)	(96,367)
Change in unrealized gain (loss) on investments	1,283,182	(885,409)	350,018	(13,955)	28,427	131,676	(6,810)	(50,329)

Net gain (loss) on investments	1,285,523	(1,144,462)	368,760	(17,844)	(15,961)	125,399	(9,929)	(146,696)

Reinvested capital gains	-	-	11,764	5,230	9,863	31,419	14,107	213,669

Net increase (decrease) in contract owners’ equity resulting from operations	$1,325,427	(1,086,589)	389,538	(10,526)	(4,211)	206,882	5,112	78,965

Investment Activity:	FTVGB1	FTVGI2	FTVIS1	FTVIS2	FTVRDI	FTVSVI	TIF2	GVGMNS
Reinvested dividends	$71,475	180,420	19,068	133,342	44,257	78,675	49,180	82

Net investment income (loss)	71,475	180,420	19,068	133,342	44,257	78,675	49,180	82

Realized gain (loss) on investments	(16,181)	(118,464)	(5,216)	(56,092)	43,902	(85,262)	(111,998)	(2,651)
Change in unrealized gain (loss) on investments	(102,646)	(184,097)	(22,390)	(84,519)	241,863	12,359	25,124	1,865

Net gain (loss) on investments	(118,827)	(302,561)	(27,606)	(140,611)	285,765	(72,903)	(86,874)	(786)

Reinvested capital gains	-	-	257	1,889	152,931	281,922	-	425

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,352)	(122,141)	(8,281)	(5,380)	482,953	287,694	(37,694)	(279)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVMSAS	RVARS	ACEG	AVMCCI	IVBRA1	OVAG	OVGI	OVGS
Reinvested dividends	$83	1,893	510	385	122,210	-	72,031	33,796

Net investment income (loss)	83	1,893	510	385	122,210	-	72,031	33,796

Realized gain (loss) on investments	(11)	6,884	10,715	(3,063)	(58,836)	26,469	(19,282)	35,251
Change in unrealized gain (loss) on investments	200	5,036	167,195	(5,204)	(9,297)	470,704	122,267	1,005,322

Net gain (loss) on investments	189	11,920	177,910	(8,267)	(68,133)	497,173	102,985	1,040,573

Reinvested capital gains	-	-	53,247	10,900	78,783	-	474,367	176,085

Net increase (decrease) in contract owners’ equity resulting from operations	$272	13,813	231,667	3,018	132,860	497,173	649,383	1,250,454

Investment Activity:	OVIG	OVSB	OVSC	WRASP	WRBDP	WRBP	WRGNR	WRHIP
Reinvested dividends	$13,062	20,113	14,878	72,856	115	88	40	61,547

Net investment income (loss)	13,062	20,113	14,878	72,856	115	88	40	61,547

Realized gain (loss) on investments	(3,825)	(3,976)	(130,356)	(205,175)	(1)	25	(15)	(19,530)
Change in unrealized gain (loss) on investments	308,288	(4,606)	463,952	534,602	364	525	(289)	(3,548)

Net gain (loss) on investments	304,463	(8,582)	333,596	329,427	363	550	(304)	(23,078)

Reinvested capital gains	19,292	-	33,701	60,031	-	334	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$336,817	11,531	382,175	462,314	478	972	(264)	38,469

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRMCG	WRPAP	WRPMAP	WRSCP	WRSTP	JACAS	JAEI	JAGTS
Reinvested dividends	$-	218	213	-	-	6,106	1,225	158

Net investment income (loss)	-	218	213	-	-	6,106	1,225	158

Realized gain (loss) on investments	60,780	(103)	(45)	(2)	179	134,125	16,606	646,622
Change in unrealized gain (loss) on investments	300,943	528	235	1,461	1,628	868,667	245,913	1,187,564

Net gain (loss) on investments	361,723	425	190	1,459	1,807	1,002,792	262,519	1,834,186

Reinvested capital gains	45,657	1,885	1,538	-	1,154	279,878	121,842	459,347

Net increase (decrease) in contract owners’ equity resulting from operations	$407,380	2,528	1,941	1,459	2,961	1,288,776	385,586	2,293,691

Investment Activity:	JAIGS	LOVTRC	MNDIC	MV2IGI	MV3MVI	MVFIC	MVIGIC	MVIVIC
Reinvested dividends	$27,037	13,053	-	13,431	64	136,743	219	8,290

Net investment income (loss)	27,037	13,053	-	13,431	64	136,743	219	8,290

Realized gain (loss) on investments	42,030	3,950	66,347	570,698	3	(49,685)	(97)	55,033
Change in unrealized gain (loss) on investments	264,007	7,811	399,499	(512,027)	748	(335,220)	4,212	76,389

Net gain (loss) on investments	306,037	11,761	465,846	58,671	751	(384,905)	4,115	131,422

Reinvested capital gains	-	10,387	143,733	284,492	216	383,245	199	16,705

Net increase (decrease) in contract owners’ equity resulting from operations	$333,074	35,201	609,579	356,594	1,031	135,083	4,533	156,417

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MVIVSC	MSVFI	DTRTFB	EIF	GBF	GEM	GIG	GVAAA2
Reinvested dividends	$20,722	13,719	817	65,673	63,069	57,970	7,928	143,900

Net investment income (loss)	20,722	13,719	817	65,673	63,069	57,970	7,928	143,900

Realized gain (loss) on investments	222,158	3,939	1,963	202,076	38,617	58,162	(18,069)	104,098
Change in unrealized gain (loss) on investments	179,375	14,098	1,052	(275,457)	108,593	268,445	56,815	167,731

Net gain (loss) on investments	401,533	18,037	3,015	(73,381)	147,210	326,607	38,746	271,829

Reinvested capital gains	54,211	5,015	-	164,648	-	-	-	744,032

Net increase (decrease) in contract owners’ equity resulting from operations	$476,466	36,771	3,832	156,940	210,279	384,577	46,674	1,159,761

Investment Activity:	GVABD2	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVIDA
Reinvested dividends	$16,899	25,034	30,865	47,351	94,177	1,319	262,909	20,291

Net investment income (loss)	16,899	25,034	30,865	47,351	94,177	1,319	262,909	20,291
Realized gain (loss) on investments	3,897	54,027	65,837	188,884	534,266	(28,145)	297,152	247,215
Change in unrealized gain (loss) on investments	51,900	735,618	(46,443)	2,085,424	1,784,765	81,108	1,660,613	292,435

Net gain (loss) on investments	55,797	789,645	19,394	2,274,308	2,319,031	52,963	1,957,765	539,650

Reinvested capital gains	545	255,216	190,570	620,079	2,680,950	28,011	283,033	598,053

Net increase (decrease) in contract owners’ equity resulting from operations	$73,241	1,069,895	240,829	2,941,738	5,094,158	82,293	2,503,707	1,157,994

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDC	GVIDM	GVIX2	HIBF	IDPG	IDPGI	MCIF	MSBF
Reinvested dividends	$812	31,009	12,448	74,804	100	128	47,489	61,635

Net investment income (loss)	812	31,009	12,448	74,804	100	128	47,489	61,635

Realized gain (loss) on investments	(3,530)	214,130	(12,342)	(20,907)	(2,982)	309	(219,266)	(18,217)
Change in unrealized gain (loss) on investments	61,902	621,699	7,777	26,506	8,743	2,641	474,974	31,094

Net gain (loss) on investments	58,372	835,829	(4,565)	5,599	5,761	2,950	255,708	12,877

Reinvested capital gains	7,734	1,280,133	18,314	-	1,495	1,151	208,862	-

Net increase (decrease) in contract owners’ equity resulting from operations	$66,918	2,146,971	26,197	80,403	7,356	4,229	512,059	74,512

Investment Activity:	NCPG	NCPGI	NVAMV1	NVAMVX	NVBX	NVCBD1	NVCCA1	NVCCN1
Reinvested dividends	$3,434	667	67,466	34,990	19,063	17,848	46,936	2,267

Net investment income (loss)	3,434	667	67,466	34,990	19,063	17,848	46,936	2,267

Realized gain (loss) on investments	384	(187)	(523,297)	(1,677)	1,892	6,324	(69,600)	(7,092)
Change in unrealized gain (loss) on investments	35,488	5,641	260,802	390,467	23,939	21,009	404,279	73,899

Net gain (loss) on investments	35,872	5,454	(262,495)	388,790	25,831	27,333	334,679	66,807

Reinvested capital gains	-	-	121,888	-	-	1,595	183,648	2,213

Net increase (decrease) in contract owners’ equity resulting from operations	$39,306	6,121	(73,141)	423,780	44,894	46,776	565,263	71,287

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCMA1	NVCMC1	NVCMD1	NVCRA1	NVCRB1	NVDBL2	NVDBLP	NVDCA2
Reinvested dividends	$156,404	1,972	45,782	54,929	16,057	773	642	825

Net investment income (loss)	156,404	1,972	45,782	54,929	16,057	773	642	825

Realized gain (loss) on investments	(486,112)	(3,612)	(314,191)	(65,562)	(17,457)	3,909	(797)	(8,020)
Change in unrealized gain (loss) on investments	1,787,109	31,143	687,829	628,930	197,502	35,604	33,092	24,798

Net gain (loss) on investments	1,300,997	27,531	373,638	563,368	180,045	39,513	32,295	16,778

Reinvested capital gains	310,087	2,487	153,568	-	32,658	17,044	14,151	26,711

Net increase (decrease) in contract owners’ equity resulting from operations	$1,767,488	31,990	572,988	618,297	228,760	57,330	47,088	44,314

Investment Activity:	NVDCAP	NVDMAP	NVDMCP	NVFIII	NVGEII	NVIDAP	NVIDCP	NVIDMP
Reinvested dividends	$959	4,182	589	129	185	3,417	355	3,909

Net investment income (loss)	959	4,182	589	129	185	3,417	355	3,909
Realized gain (loss) on investments	(6,488)	(29,486)	(2,683)	623	286	(29,440)	(80)	(11,777)
Change in unrealized gain (loss) on investments	51,114	151,547	29,569	191	1,550	129,023	20,427	185,397

Net gain (loss) on investments	44,626	122,061	26,886	814	1,836	99,583	20,347	173,620

Reinvested capital gains	31,077	119,052	12,512	20	-	100,716	3,377	161,384

Net increase (decrease) in contract owners’ equity resulting from operations	$76,662	245,295	39,987	963	2,021	203,716	24,079	338,913

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVIE6	NVIX	NVLCP1	NVMIG1	NVMIVX	NVMLG1	NVMMG1	NVMMV1
Reinvested dividends	$1,889	26,884	56,282	27,837	-	-	-	2,181

Net investment income (loss)	1,889	26,884	56,282	27,837	-	-	-	2,181

Realized gain (loss) on investments	13,141	3,980	(304)	2,193	(173)	(116,557)	(153,551)	(2,343)
Change in unrealized gain (loss) on investments	(1,415)	27,085	33,443	307,769	246,571	(1,224,393)	1,830,649	1,095

Net gain (loss) on investments	11,726	31,065	33,139	309,962	246,398	(1,340,950)	1,677,098	(1,248)

Reinvested capital gains	-	30,976	-	869,268	-	3,008,372	647,753	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,615	88,925	89,421	1,207,067	246,398	1,667,422	2,324,851	933

Investment Activity:	NVMMV2	NVNMO1	NVNSR2	NVOLG1	NVRE1	NVSIX2	NVSTB1	NVSTB2
Reinvested dividends	$50,065	6,343	20,265	256,054	56,074	9,389	2,129	13,391

Net investment income (loss)	50,065	6,343	20,265	256,054	56,074	9,389	2,129	13,391

Realized gain (loss) on investments	(239,489)	63,608	(29,019)	(344,645)	(99,602)	(141,860)	(143)	(791)
Change in unrealized gain (loss) on investments	117,647	4,066	162,410	1,504,399	(235,870)	287,008	1,282	10,402

Net gain (loss) on investments	(121,842)	67,674	133,391	1,159,754	(335,472)	145,148	1,139	9,611

Reinvested capital gains	-	137,805	180,013	1,946,406	17,389	44,114	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(71,777)	211,822	333,669	3,362,214	(262,009)	198,651	3,268	23,002

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVTIV3	SAM	SAM5	SCF	SCGF	SCVF	TRF	AMMCGS
Reinvested dividends	$23,172	15,183	3,059	453	-	749	46,817	-

Net investment income (loss)	23,172	15,183	3,059	453	-	749	46,817	-

Realized gain (loss) on investments	(66,239)	-	-	(73,348)	(35,902)	(206,187)	327,489	58,769
Change in unrealized gain (loss) on investments	119,016	-	-	498,275	397,874	239,450	(259,590)	26,635

Net gain (loss) on investments	52,777	-	-	424,927	361,972	33,263	67,899	85,404

Reinvested capital gains	-	-	-	95,591	205,218	5,215	301,673	16,254

Net increase (decrease) in contract owners’ equity resulting from operations	$75,949	15,183	3,059	520,971	567,190	39,227	416,389	101,658

Investment Activity:	AMSRS	AMTB	NOTB3	NOTG3	NOTMG3	PMVAAA	PMVFBA	PMVLDA
Reinvested dividends	$5,277	23,092	7,923	6,611	4,567	24,731	22,049	36,324

Net investment income (loss)	5,277	23,092	7,923	6,611	4,567	24,731	22,049	36,324
Realized gain (loss) on investments	33,118	943	(409)	(129)	115	6,158	(1,726)	(14,780)
Change in unrealized gain (loss) on investments	92,127	8,432	9,217	15,312	7,447	13,871	21,120	63,413

Net gain (loss) on investments	125,245	9,375	8,808	15,183	7,562	20,029	19,394	48,633

Reinvested capital gains	36,250	-	5,101	-	1,807	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$166,772	32,467	21,832	21,794	13,936	44,760	41,443	84,957

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PMVRSA	PMVTRA	PVEIB	PVGOB	TRHS2	TRHSP	VWHA	VRVDRI
Reinvested dividends	$4,846	32,773	4,342	96	-	-	12,665	910

Net investment income (loss)	4,846	32,773	4,342	96	-	-	12,665	910

Realized gain (loss) on investments	(6,230)	33,736	(5,016)	81,880	385,950	121,213	(163,109)	(1,388)
Change in unrealized gain (loss) on investments	2,677	45,803	4,940	144,800	419,131	361,408	373,047	(2,541)

Net gain (loss) on investments	(3,553)	79,539	(76)	226,680	805,081	482,621	209,938	(3,929)

Reinvested capital gains	-	17,576	17,482	13,595	257,263	148,509	-	1,346

Net increase (decrease) in contract owners’ equity resulting from operations	$1,293	129,888	21,748	240,371	1,062,344	631,130	222,603	(1,673)

Investment Activity:	WFVSCG	IVKMG1	GVDIVI	NVMLV1	NVLCAP	NVLMP
Reinvested dividends	$-	-	123,544	26,743	266	2,044

Net investment income (loss)	-	-	123,544	26,743	266	2,044

Realized gain (loss) on investments	(7,547)	(291,360)	(694,364)	(1,468,026)	3,249	(10,404)
Change in unrealized gain (loss) on investments	216,394	(85,909)	356,640	495,880	(6,064)	(19,227)

Net gain (loss) on investments	208,847	(377,269)	(337,724)	(972,146)	(2,815)	(29,631)

Reinvested capital gains	29,190	315,739	-	713,526	953	22,214

Net increase (decrease) in contract owners’ equity resulting from operations	$238,037	(61,530)	(214,180)	(231,877)	(1,596)	(5,373)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVDAA		ALVIVB		ALVSVA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,610,675	8,298,075	2,899	2,444	494	409	18,213	14,523
Realized gain (loss) on investments	(1,838,693)	2,955,766	1,741	6,774	(5,357)	(420)	(311,892)	(27,375)
Change in unrealized gain (loss) on investments	30,852,399	36,874,438	7,287	9,878	(971)	3,967	128,197	184,149
Reinvested capital gains	23,388,345	33,554,642	-	135	-	-	83,371	270,993

Net increase (decrease) in contract owners’ equity resulting from operations	57,012,726	81,682,921	11,927	19,231	(5,834)	3,956	(82,111)	442,290

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,629,795	21,330,186	890	23,846	(38,073)	42,480	104,848	149,760
Transfers between funds	-	-	1,181	(54,074)	-	-	(489,645)	4,258
Surrenders (notes 2, 3, 4, 5 and 6)	(41,464,864)	(44,462,679)	39,672	(5,830)	970	(2,222)	(89,922)	(185,593)
Adjustments to maintain reserves	(11,257)	15,787	(9)	116	(5)	7	3	18

Net equity transactions	(21,846,326)	(23,116,706)	41,734	(35,942)	(37,108)	40,265	(474,716)	(31,557)

Net change in contract owners’ equity	35,166,400	58,566,215	53,661	(16,711)	(42,942)	44,221	(556,827)	410,733
Contract owners’ equity at beginning of period	420,218,561	361,652,346	123,675	140,386	53,013	8,792	2,616,068	2,205,335

Contract owners’ equity at end of period	$455,384,961	420,218,561	177,336	123,675	10,071	53,013	2,059,241	2,616,068

CHANGE IN UNITS:
Beginning units	18,470,451	19,680,006	8,152	10,689	5,875	1,138	102,920	104,197
Units purchased	3,101,108	1,976,623	4,671	1,885	(4,785)	5,033	6,951	7,757
Units surrendered	(3,603,573)	(3,186,178)	(1,693)	(4,422)	2	(296)	(31,498)	(9,034)

Ending units	17,967,986	18,470,451	11,130	8,152	1,092	5,875	78,373	102,920

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		BRVGA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,820	9,163	14,718	29,703	63,772	81,843	21,448	18,173
Realized gain (loss) on investments	3,256	(841)	(2,802)	(10,573)	(43,804)	43,984	(558)	(12,093)
Change in unrealized gain (loss) on investments	25,251	22,913	91,607	90,488	(33,636)	462,156	216,943	168,470
Reinvested capital gains	-	-	-	-	-	411,729	87,124	47,694

Net increase (decrease) in contract owners’ equity resulting from operations	34,327	31,235	103,523	109,618	(13,668)	999,712	324,957	222,244

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17,164	14,639	44,929	49,311	220,951	195,773	142,121	181,294
Transfers between funds	9,593	7,755	(47,823)	(42,965)	(405,887)	1,945	6,804	(19,571)
Surrenders (notes 2, 3, 4, 5 and 6)	(51,820)	(47,632)	(283,675)	(135,575)	(310,654)	(351,512)	(89,866)	(129,438)
Adjustments to maintain reserves	(299)	301	9	(10)	7	(370)	(11)	51

Net equity transactions	(25,362)	(24,937)	(286,560)	(129,239)	(495,583)	(154,164)	59,048	32,336

Net change in contract owners’ equity	8,965	6,298	(183,037)	(19,621)	(509,251)	845,548	384,005	254,580
Contract owners’ equity at beginning of period	365,751	359,453	1,245,723	1,265,344	4,289,531	3,443,983	1,482,945	1,228,365

Contract owners’ equity at end of period	$374,716	365,751	1,062,686	1,245,723	3,780,280	4,289,531	1,866,950	1,482,945

CHANGE IN UNITS:
Beginning units	32,557	34,926	76,317	84,420	103,200	107,010	95,413	93,251
Units purchased	2,510	2,839	3,845	4,551	7,224	7,457	13,285	12,847
Units surrendered	(4,691)	(5,208)	(20,736)	(12,654)	(20,564)	(11,267)	(9,432)	(10,685)

Ending units	30,376	32,557	59,426	76,317	89,860	103,200	99,266	95,413

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVHYI		MLVGA2		DCAP		DSIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$12,193	9,786	32,377	33,270	13,931	22,180	104,354	107,482
Realized gain (loss) on investments	(2,743)	(87)	1,478	(15,420)	(56,252)	(24,185)	203,207	230,369
Change in unrealized gain (loss) on investments	10,416	13,694	371,110	355,229	267,799	361,699	417,883	1,009,328
Reinvested capital gains	-	-	150,966	97,995	145,924	216,760	402,988	314,159

Net increase (decrease) in contract owners’ equity resulting from operations	19,866	23,393	555,931	471,074	371,402	576,454	1,128,432	1,661,338

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,680	6,069	143,399	141,894	41,773	48,996	180,500	185,597
Transfers between funds	233,315	72,829	(150,161)	(109,749)	(283,933)	(25,588)	(163,801)	149,062
Surrenders (notes 2, 3, 4, 5 and 6)	(30,197)	(16,712)	(390,671)	(251,042)	(329,943)	(338,531)	(309,874)	(669,775)
Adjustments to maintain reserves	757	(6)	14	(11)	(450)	405	29	(7)

Net equity transactions	208,555	62,180	(397,419)	(218,908)	(572,553)	(314,718)	(293,146)	(335,123)

Net change in contract owners’ equity	228,421	85,573	158,512	252,166	(201,151)	261,736	835,286	1,326,215
Contract owners’ equity at beginning of period	207,323	121,750	3,012,441	2,760,275	1,944,911	1,683,175	6,769,192	5,442,977

Contract owners’ equity at end of period	$435,744	207,323	3,170,953	3,012,441	1,743,760	1,944,911	7,604,478	6,769,192

CHANGE IN UNITS:
Beginning units	17,863	12,094	142,097	153,420	55,772	65,689	189,913	200,324
Units purchased	22,301	7,324	8,542	8,173	2,023	1,971	10,919	11,546
Units surrendered	(5,163)	(1,555)	(26,824)	(19,496)	(17,368)	(11,888)	(20,041)	(21,957)

Ending units	35,001	17,863	123,815	142,097	40,427	55,772	180,791	189,913

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVSCS		DWVSVS		DFVGB		DFVGMI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$30,625	30,821	2,574	1,993	57	5,038	1,061	2,426
Realized gain (loss) on investments	30,275	156,363	(14,525)	(8,539)	(1,044)	(203)	368	162
Change in unrealized gain (loss) on investments	112,054	219,548	(10,590)	50,847	3,869	2,754	7,942	9,859
Reinvested capital gains	174,383	294,104	14,677	20,550	-	-	1,147	798

Net increase (decrease) in contract owners’ equity resulting from operations	347,337	700,836	(7,864)	64,851	2,882	7,589	10,518	13,245

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	98,550	104,715	13,831	14,151	14,698	21,807	6,639	11,131
Transfers between funds	81,146	41,336	3,846	9,098	(6,442)	8,232	330	38,039
Surrenders (notes 2, 3, 4, 5 and 6)	(407,206)	(564,674)	(21,969)	(34,026)	3,962	(11,102)	(29,319)	(6,631)
Adjustments to maintain reserves	(492)	649	(2)	(11)	32	(42)	8	2

Net equity transactions	(228,002)	(417,974)	(4,294)	(10,788)	12,250	18,895	(22,342)	42,541

Net change in contract owners’ equity	119,335	282,862	(12,158)	54,063	15,132	26,484	(11,824)	55,786
Contract owners’ equity at beginning of period	3,549,805	3,266,943	299,762	245,699	200,963	174,479	114,135	58,349

Contract owners’ equity at end of period	$3,669,140	3,549,805	287,604	299,762	216,095	200,963	102,311	114,135

CHANGE IN UNITS:
Beginning units	98,180	110,427	15,820	16,561	17,046	15,419	9,510	5,743
Units purchased	8,280	5,473	1,052	1,219	3,407	2,754	777	4,420
Units surrendered	(14,736)	(17,720)	(1,356)	(1,960)	(2,387)	(1,127)	(2,627)	(653)

Ending units	91,724	98,180	15,516	15,820	18,066	17,046	7,660	9,510

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVIPS		DFVIS		DFVIV		DFVSTF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,970	3,089	4,194	5,178	3,735	11,456	354	3,305
Realized gain (loss) on investments	5,197	1,439	(6,587)	(135)	(74,212)	(649)	(614)	44
Change in unrealized gain (loss) on investments	7,693	13,702	22,049	31,091	19,942	36,625	908	(912)
Reinvested capital gains	1,040	-	3,694	2,298	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,900	18,230	23,350	38,432	(50,535)	47,432	648	2,437

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	46,431	7,334	18,100	27,162	19,806	35,190	9,934	20,105
Transfers between funds	17,906	(49,207)	(2,812)	(9,351)	(46,754)	(28,322)	(42,482)	79,204
Surrenders (notes 2, 3, 4, 5 and 6)	(88,834)	(3,811)	(13,103)	(9,318)	(91,944)	(11,908)	(52,989)	(6,478)
Adjustments to maintain reserves	(233)	230	(9)	(5)	(262)	240	3	5

Net equity transactions	(24,730)	(45,454)	2,176	8,488	(119,154)	(4,800)	(85,534)	92,836

Net change in contract owners’ equity	(8,830)	(27,224)	25,526	46,920	(169,689)	42,632	(84,886)	95,273
Contract owners’ equity at beginning of period	197,345	224,569	203,178	156,258	340,325	297,693	148,855	53,582

Contract owners’ equity at end of period	$188,515	197,345	228,704	203,178	170,636	340,325	63,969	148,855

CHANGE IN UNITS:
Beginning units	17,891	22,081	11,118	10,594	22,600	22,904	13,891	5,126
Units purchased	6,051	764	3,260	2,505	5,097	3,908	1,199	9,375
Units surrendered	(8,644)	(4,954)	(2,940)	(1,981)	(16,162)	(4,212)	(9,156)	(610)

Ending units	15,298	17,891	11,438	11,118	11,535	22,600	5,934	13,891

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DFVULV		DFVUTV		DSGIBA		FQB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,123	10,927	2,710	2,146	17,013	14,549	31,738	32,848
Realized gain (loss) on investments	152	3,149	(6,184)	(1,075)	(9,161)	(942)	279	(3,784)
Change in unrealized gain (loss) on investments	(46,035)	91,627	19,963	21,280	31,795	58,787	55,847	72,478
Reinvested capital gains	-	5,546	-	3,772	12,529	435	3,399	43

Net increase (decrease) in contract owners’ equity resulting from operations	(37,760)	111,249	16,489	26,123	52,176	72,829	91,263	101,585

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,242	36,185	25,383	30,822	92,269	97,051	50,152	54,591
Transfers between funds	(40,565)	(5,978)	(5,325)	1,420	8,321	76,195	(48,895)	8,041
Surrenders (notes 2, 3, 4, 5 and 6)	(97,340)	(23,037)	(9,582)	(8,324)	(15,636)	(42,497)	(35,771)	(105,878)
Adjustments to maintain reserves	(212)	189	(19)	12	3	(7)	(10)	2

Net equity transactions	(103,875)	7,359	10,457	23,930	84,957	130,742	(34,524)	(43,244)

Net change in contract owners’ equity	(141,635)	118,608	26,946	50,053	137,133	203,571	56,739	58,341
Contract owners’ equity at beginning of period	546,997	428,389	157,194	107,141	539,391	335,820	1,158,240	1,099,899

Contract owners’ equity at end of period	$405,362	546,997	184,140	157,194	676,524	539,391	1,214,979	1,158,240

CHANGE IN UNITS:
Beginning units	21,613	21,291	7,057	5,895	40,081	29,986	62,384	64,836
Units purchased	2,117	1,799	1,875	1,784	9,011	13,809	4,652	4,221
Units surrendered	(7,490)	(1,477)	(982)	(622)	(2,664)	(3,714)	(6,510)	(6,673)

Ending units	16,240	21,613	7,950	7,057	46,428	40,081	60,526	62,384

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FCS		FEIS		FEMS		FF10S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$507	224	86,773	103,342	1,523	3,245	10,754	17,103
Realized gain (loss) on investments	1,994	531	(72,190)	87,727	(8,002)	3,185	22,723	8,313
Change in unrealized gain (loss) on investments	73,479	8,242	54,498	763,424	17,353	14,393	35,656	63,557
Reinvested capital gains	1,081	-	233,136	356,959	24,550	-	38,066	34,642

Net increase (decrease) in contract owners’ equity resulting from operations	77,061	8,997	302,217	1,311,452	35,424	20,823	107,199	123,615

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	83,275	2,003	188,896	195,404	5,024	2,006	23,736	22,917
Transfers between funds	547,990	102,408	(144,834)	(378,486)	(30,754)	230,457	13,670	57
Surrenders (notes 2, 3, 4, 5 and 6)	(44,896)	(4,243)	(366,395)	(532,399)	(13,027)	(20,042)	(64,262)	(47,346)
Adjustments to maintain reserves	6	17	(172)	229	5	(6)	407	455

Net equity transactions	586,375	100,185	(322,505)	(715,252)	(38,752)	212,415	(26,449)	(23,917)

Net change in contract owners’ equity	663,436	109,182	(20,288)	596,200	(3,328)	233,238	80,750	99,698
Contract owners’ equity at beginning of period	109,182	-	5,641,560	5,045,360	233,480	242	883,663	783,965

Contract owners’ equity at end of period	$772,618	109,182	5,621,272	5,641,560	230,152	233,480	964,413	883,663

CHANGE IN UNITS:
Beginning units	2,863	-	205,997	234,566	21,677	29	37,612	38,707
Units purchased	13,775	3,306	11,895	11,971	8,580	21,905	1,579	1,056
Units surrendered	(1,105)	(443)	(25,246)	(40,540)	(13,967)	(257)	(2,668)	(2,151)

Ending units	15,533	2,863	192,646	205,997	16,290	21,677	36,523	37,612

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S		FF30S		FGS		FIGBS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$45,479	58,848	55,160	88,507	4,385	10,034	99,235	118,505
Realized gain (loss) on investments	20,358	32,137	158,924	83,441	537,012	160,924	42,494	(2,810)
Change in unrealized gain (loss) on investments	268,610	287,077	300,839	659,570	1,577,531	1,254,167	261,399	298,332
Reinvested capital gains	184,103	158,234	237,371	160,323	683,711	384,924	1,753	-

Net increase (decrease) in contract owners’ equity resulting from operations	518,550	536,296	752,294	991,841	2,802,639	1,810,049	404,881	414,027

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	141,007	132,739	313,464	298,374	341,150	387,254	176,750	178,103
Transfers between funds	500,421	(62,019)	(239,295)	9,452	652,898	(198,991)	391,487	211,444
Surrenders (notes 2, 3, 4, 5 and 6)	(99,995)	(155,215)	(431,466)	(334,747)	(1,278,768)	(1,069,205)	(883,531)	(579,578)
Adjustments to maintain reserves	3	8	(8)	(40)	96	1,212	(761)	848

Net equity transactions	541,436	(84,487)	(357,305)	(26,961)	(284,624)	(879,730)	(316,055)	(189,183)

Net change in contract owners’ equity	1,059,986	451,809	394,989	964,880	2,518,015	930,319	88,826	224,844
Contract owners’ equity at beginning of period	3,137,506	2,685,697	5,007,347	4,042,467	6,402,871	5,472,552	4,584,313	4,359,469

Contract owners’ equity at end of period	$4,197,492	3,137,506	5,402,336	5,007,347	8,920,886	6,402,871	4,673,139	4,584,313

CHANGE IN UNITS:
Beginning units	122,412	125,750	176,878	177,599	154,665	177,407	247,950	258,379
Units purchased	25,653	6,885	11,971	13,332	22,921	12,642	31,655	25,962
Units surrendered	(5,553)	(10,223)	(25,406)	(14,053)	(27,658)	(35,384)	(48,261)	(36,391)

Ending units	142,512	122,412	163,443	176,878	149,928	154,665	231,344	247,950

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FMCS		FNRS2		FOS		FRESS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$39,904	59,461	57,873	64,534	9,014	41,315	2,088	2,182
Realized gain (loss) on investments	2,341	(35,462)	(259,053)	(350,455)	18,742	5,360	(3,889)	2,210
Change in unrealized gain (loss) on investments	1,283,182	706,271	(885,409)	602,486	350,018	448,392	(13,955)	8,976
Reinvested capital gains	-	828,913	-	2,391	11,764	83,670	5,230	1,480

Net increase (decrease) in contract owners’ equity resulting from operations	1,325,427	1,559,183	(1,086,589)	318,956	389,538	578,737	(10,526)	14,848

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	320,073	296,101	183,440	127,955	91,656	104,907	8,060	14,007
Transfers between funds	(186,225)	(235,231)	(6,623)	(15,460)	29,325	86,235	84	61,411
Surrenders (notes 2, 3, 4, 5 and 6)	(503,223)	(779,498)	(244,309)	(357,275)	(215,882)	(151,444)	(33,745)	(11,007)
Adjustments to maintain reserves	(17)	(245)	(29)	3,575	32	(1)	4	1

Net equity transactions	(369,392)	(718,873)	(67,521)	(241,205)	(94,869)	39,697	(25,597)	64,412

Net change in contract owners’ equity	956,035	840,310	(1,154,110)	77,751	294,669	618,434	(36,123)	79,260
Contract owners’ equity at beginning of period	7,750,784	6,910,474	3,489,102	3,411,351	2,694,573	2,076,139	135,646	56,386

Contract owners’ equity at end of period	$8,706,819	7,750,784	2,334,992	3,489,102	2,989,242	2,694,573	99,523	135,646

CHANGE IN UNITS:
Beginning units	218,295	240,070	207,444	222,745	212,436	208,975	11,422	5,844
Units purchased	12,958	10,614	32,543	19,113	12,617	19,422	1,181	6,530
Units surrendered	(23,507)	(32,389)	(33,154)	(34,414)	(21,002)	(15,961)	(3,630)	(952)

Ending units	207,746	218,295	206,833	207,444	204,051	212,436	8,973	11,422

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS		FTVDM2		FTVFA1		FTVFA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,887	2,728	50,064	13,071	934	2,077	11,992	42,721
Realized gain (loss) on investments	(44,388)	(1,314)	(6,277)	(7,980)	(3,119)	(285)	(96,367)	(30,814)
Change in unrealized gain (loss) on investments	28,427	30,564	131,676	296,010	(6,810)	4,204	(50,329)	109,124
Reinvested capital gains	9,863	11,986	31,419	-	14,107	3,555	213,669	78,758

Net increase (decrease) in contract owners’ equity resulting from operations	(4,211)	43,964	206,882	301,101	5,112	9,551	78,965	199,789

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	30,961	5,469	63,368	72,762	6,109	6,339	6,335	5,438
Transfers between funds	(31,703)	46,417	(37,838)	(2,289)	(7,437)	469	(31,290)	592
Surrenders (notes 2, 3, 4, 5 and 6)	(16,871)	(6,136)	(86,033)	(233,099)	(2,759)	(2,696)	(294,470)	(379,437)
Adjustments to maintain reserves	5	(17)	2	1	(2)	-	(12)	2

Net equity transactions	(17,608)	45,733	(60,501)	(162,625)	(4,089)	4,112	(319,437)	(373,405)

Net change in contract owners’ equity	(21,819)	89,697	146,381	138,476	1,023	13,663	(240,472)	(173,616)
Contract owners’ equity at beginning of period	202,449	112,752	1,341,715	1,203,239	59,037	45,374	927,814	1,101,430

Contract owners’ equity at end of period	$180,630	202,449	1,488,096	1,341,715	60,060	59,037	687,342	927,814

CHANGE IN UNITS:
Beginning units	6,962	5,207	100,606	114,309	3,294	3,039	52,167	74,227
Units purchased	1,267	2,000	6,416	7,357	346	427	917	850
Units surrendered	(2,487)	(245)	(11,787)	(21,060)	(653)	(172)	(18,499)	(22,910)

Ending units	5,742	6,962	95,235	100,606	2,987	3,294	34,585	52,167

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVGB1		FTVGI2		FTVIS1		FTVIS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$71,475	69,590	180,420	190,003	19,068	17,608	133,342	131,814
Realized gain (loss) on investments	(16,181)	48,381	(118,464)	(85,207)	(5,216)	851	(56,092)	12,210
Change in unrealized gain (loss) on investments	(102,646)	(89,757)	(184,097)	(50,329)	(22,390)	23,427	(84,519)	179,004
Reinvested capital gains	-	-	-	-	257	5,065	1,889	39,839

Net increase (decrease) in contract owners’ equity resulting from operations	(47,352)	28,214	(122,141)	54,467	(8,281)	46,951	(5,380)	362,867

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,953	48,676	77,488	85,457	37,627	44,418	70,446	78,997
Transfers between funds	11,190	(252,787)	(180,173)	(178,632)	(2,814)	(2,582)	(95,065)	15,053
Surrenders (notes 2, 3, 4, 5 and 6)	(281,015)	(165,989)	(247,699)	(408,956)	(52,625)	(28,021)	(178,333)	(257,099)
Adjustments to maintain reserves	(1,042)	1,081	(3)	5	134	(156)	(2)	(6)

Net equity transactions	(235,914)	(369,019)	(350,387)	(502,126)	(17,678)	13,659	(202,954)	(163,055)

Net change in contract owners’ equity	(283,266)	(340,805)	(472,528)	(447,659)	(25,959)	60,610	(208,334)	199,812
Contract owners’ equity at beginning of period	973,579	1,314,384	2,400,022	2,847,681	338,086	277,476	2,496,411	2,296,599

Contract owners’ equity at end of period	$690,313	973,579	1,927,494	2,400,022	312,127	338,086	2,288,077	2,496,411

CHANGE IN UNITS:
Beginning units	81,981	113,177	227,910	275,864	20,221	19,321	112,466	120,079
Units purchased	5,805	7,918	12,115	10,268	2,872	3,284	5,576	8,638
Units surrendered	(26,551)	(39,114)	(46,782)	(58,222)	(4,604)	(2,384)	(15,672)	(16,251)

Ending units	61,235	81,981	193,243	227,910	18,489	20,221	102,370	112,466

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVRDI		FTVSVI		TIF2		GVGMNS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$44,257	41,389	78,675	64,337	49,180	32,456	82	551
Realized gain (loss) on investments	43,902	46,512	(85,262)	21,158	(111,998)	(162,251)	(2,651)	(53)
Change in unrealized gain (loss) on investments	241,863	197,112	12,359	284,603	25,124	329,724	1,865	2,735
Reinvested capital gains	152,931	419,372	281,922	807,813	-	19,373	425	1,612

Net increase (decrease) in contract owners’ equity resulting from operations	482,953	704,385	287,694	1,177,911	(37,694)	219,302	(279)	4,845

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	70,294	70,799	118,787	131,195	71,190	87,083	1,072	995
Transfers between funds	(22,680)	(14,154)	32,376	(50,763)	(49,074)	(59,980)	1,098	(23,997)
Surrenders (notes 2, 3, 4, 5 and 6)	(126,527)	(179,654)	(250,829)	(364,115)	(122,427)	(412,739)	(10,221)	(3,631)
Adjustments to maintain reserves	2	(23)	5	28	(170)	162	(5)	(2)

Net equity transactions	(78,911)	(123,032)	(99,661)	(283,655)	(100,481)	(385,474)	(8,056)	(26,635)

Net change in contract owners’ equity	404,042	581,353	188,033	894,256	(138,175)	(166,172)	(8,335)	(21,790)
Contract owners’ equity at beginning of period	2,996,438	2,415,085	5,400,596	4,506,340	1,780,994	1,947,166	38,687	60,477

Contract owners’ equity at end of period	$3,400,480	2,996,438	5,588,629	5,400,596	1,642,819	1,780,994	30,352	38,687

CHANGE IN UNITS:
Beginning units	84,551	88,308	161,036	170,281	183,230	225,424	2,670	4,672
Units purchased	3,441	3,114	9,418	5,596	16,097	17,153	2,471	117
Units surrendered	(5,437)	(6,871)	(12,360)	(14,841)	(28,327)	(59,347)	(3,129)	(2,119)

Ending units	82,555	84,551	158,094	161,036	171,000	183,230	2,012	2,670

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVMSAS		RVARS		ACEG		AVMCCI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$83	88	1,893	5,468	510	-	385	312
Realized gain (loss) on investments	(11)	(290)	6,884	1,477	10,715	21,653	(3,063)	(139)
Change in unrealized gain (loss) on investments	200	1,065	5,036	6,004	167,195	87,158	(5,204)	6,767
Reinvested capital gains	-	-	-	-	53,247	84,267	10,900	6,842

Net increase (decrease) in contract owners’ equity resulting from operations	272	863	13,813	12,949	231,667	193,078	3,018	13,782

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,286	681	13,433	14,144	70,711	19,945	691	691
Transfers between funds	464	(13,287)	(22,529)	(48,836)	(53,483)	77,973	(366)	(446)
Surrenders (notes 2, 3, 4, 5 and 6)	(698)	(754)	(82,589)	(24,509)	(62,655)	(139,821)	(9,620)	(2,209)
Adjustments to maintain reserves	(5)	7	(201)	206	(27)	45	4	3

Net equity transactions	1,047	(13,353)	(91,886)	(58,995)	(45,454)	(41,858)	(9,291)	(1,961)

Net change in contract owners’ equity	1,319	(12,490)	(78,073)	(46,046)	186,213	151,220	(6,273)	11,821
Contract owners’ equity at beginning of period	3,232	15,722	221,945	267,991	696,907	545,687	66,995	55,174

Contract owners’ equity at end of period	$4,551	3,232	143,872	221,945	883,120	696,907	60,722	66,995

CHANGE IN UNITS:
Beginning units	313	1,657	20,254	25,682	26,097	27,945	3,563	3,676
Units purchased	168	107	1,145	1,313	1,214	4,083	40	40
Units surrendered	(68)	(1,451)	(9,173)	(6,741)	(4,080)	(5,931)	(647)	(153)

Ending units	413	313	12,226	20,254	23,231	26,097	2,956	3,563

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		OVAG		OVGI		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,210	-	-	-	72,031	53,380	33,796	42,247
Realized gain (loss) on investments	(58,836)	(21,094)	26,469	-	(19,282)	129,013	35,251	(1,853)
Change in unrealized gain (loss) on investments	(9,297)	262,687	470,704	-	122,267	375,617	1,005,322	556,521
Reinvested capital gains	78,783	-	-	-	474,367	803,575	176,085	667,312

Net increase (decrease) in contract owners’ equity resulting from operations	132,860	241,593	497,173	-	649,383	1,361,585	1,250,454	1,264,227

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	80,042	91,808	18,256	-	159,644	158,538	194,713	183,068
Transfers between funds	(239,149)	(23,383)	989,958	-	(182,165)	(21,338)	(442,865)	46,940
Surrenders (notes 2, 3, 4, 5 and 6)	(174,183)	(74,220)	(8,304)	-	(682,461)	(524,714)	(494,265)	(366,656)
Adjustments to maintain reserves	(6)	6	(4)	-	20	76	(109)	151

Net equity transactions	(333,296)	(5,789)	999,906	-	(704,962)	(387,438)	(742,526)	(136,497)

Net change in contract owners’ equity	(200,436)	235,804	1,497,079	-	(55,579)	974,147	507,928	1,127,730
Contract owners’ equity at beginning of period	1,839,302	1,603,498	-	-	5,353,763	4,379,616	5,180,395	4,052,665

Contract owners’ equity at end of period	$1,638,866	1,839,302	1,497,079	-	5,298,184	5,353,763	5,688,323	5,180,395

CHANGE IN UNITS:
Beginning units	140,308	140,920	-	-	161,907	174,937	211,518	218,071
Units purchased	10,255	16,266	106,360	-	6,724	7,283	10,194	10,418
Units surrendered	(37,142)	(16,878)	(5,388)	-	(28,011)	(20,313)	(39,746)	(16,971)

Ending units	113,421	140,308	100,972	-	140,620	161,907	181,966	211,518

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVIG		OVSB		OVSC		WRASP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$13,062	7,640	20,113	13,137	14,878	6,338	72,856	81,539
Realized gain (loss) on investments	(3,825)	(8,584)	(3,976)	(8,265)	(130,356)	(96,456)	(205,175)	(71,664)
Change in unrealized gain (loss) on investments	308,288	139,416	(4,606)	31,071	463,952	523,711	534,602	575,282
Reinvested capital gains	19,292	37,461	-	-	33,701	292,708	60,031	155,456

Net increase (decrease) in contract owners’ equity resulting from operations	336,817	175,933	11,531	35,943	382,175	726,301	462,314	740,613

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	66,904	36,148	22,812	24,001	145,545	167,986	202,706	205,333
Transfers between funds	595,625	(45,831)	(6,311)	3,647	(638,243)	(107,809)	(503,300)	(123,903)
Surrenders (notes 2, 3, 4, 5 and 6)	(92,069)	(66,634)	(25,733)	(57,038)	(223,118)	(538,908)	(340,432)	(290,659)
Adjustments to maintain reserves	(4)	(2)	3	(1)	(54)	(66)	(7)	49

Net equity transactions	570,456	(76,319)	(9,229)	(29,391)	(715,870)	(478,797)	(641,033)	(209,180)

Net change in contract owners’ equity	907,273	99,614	2,302	6,552	(333,695)	247,504	(178,719)	531,433
Contract owners’ equity at beginning of period	732,861	633,247	360,536	353,984	3,170,269	2,922,765	4,014,263	3,482,830

Contract owners’ equity at end of period	$1,640,134	732,861	362,838	360,536	2,836,574	3,170,269	3,835,544	4,014,263

CHANGE IN UNITS:
Beginning units	60,772	67,531	29,420	32,006	88,523	103,215	243,000	256,744
Units purchased	59,700	4,595	2,214	2,584	5,542	6,821	15,644	14,598
Units surrendered	(8,533)	(11,354)	(3,000)	(5,170)	(28,021)	(21,513)	(54,757)	(28,342)

Ending units	111,939	60,772	28,634	29,420	66,044	88,523	203,887	243,000

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRBDP		WRBP		WRGNR		WRHIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$115	105	88	87	40	19	61,547	67,510
Realized gain (loss) on investments	(1)	(10)	25	43	(15)	(20)	(19,530)	(19,178)
Change in unrealized gain (loss) on investments	364	340	525	477	(289)	167	(3,548)	61,693
Reinvested capital gains	-	-	334	394	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	478	435	972	1,001	(264)	166	38,469	110,025

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	471	459	1,533	1,533	306	306	63,181	73,476
Transfers between funds	-	-	86	22	-	-	(131,936)	(41,220)
Surrenders (notes 2, 3, 4, 5 and 6)	(67)	(152)	(785)	(770)	(25)	(74)	(160,388)	(248,197)
Adjustments to maintain reserves	(10)	5	(15)	15	10	-	(55)	66

Net equity transactions	394	312	819	800	291	232	(229,198)	(215,875)

Net change in contract owners’ equity	872	747	1,791	1,801	27	398	(190,729)	(105,850)
Contract owners’ equity at beginning of period	4,378	3,631	6,010	4,209	2,190	1,792	923,133	1,028,983

Contract owners’ equity at end of period	$5,250	4,378	7,801	6,010	2,217	2,190	732,404	923,133

CHANGE IN UNITS:
Beginning units	273	254	262	224	412	369	38,631	47,880
Units purchased	27	29	71	74	68	57	4,181	3,506
Units surrendered	(5)	(10)	(35)	(36)	(6)	(14)	(13,905)	(12,755)

Ending units	295	273	298	262	474	412	28,907	38,631

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRMCG		WRPAP		WRPMAP		WRSCP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	218	350	213	286	-	-
Realized gain (loss) on investments	60,780	11,112	(103)	(129)	(45)	(109)	(2)	(5)
Change in unrealized gain (loss) on investments	300,943	53,874	528	1,308	235	891	1,461	440
Reinvested capital gains	45,657	70,817	1,885	1,114	1,538	972	-	271

Net increase (decrease) in contract owners’ equity resulting from operations	407,380	135,803	2,528	2,643	1,941	2,040	1,459	706

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	104,041	11,714	1,712	1,650	2,982	3,536	306	306
Transfers between funds	380,129	141,404	-	-	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(37,441)	(23,615)	(445)	(621)	(2,182)	(2,649)	(60)	(140)
Adjustments to maintain reserves	(2)	41	(24)	30	(12)	-	(7)	1

Net equity transactions	446,727	129,544	1,243	1,059	788	887	239	167

Net change in contract owners’ equity	854,107	265,347	3,771	3,702	2,729	2,927	1,698	873
Contract owners’ equity at beginning of period	607,389	342,042	14,715	11,013	12,161	9,234	3,941	3,068

Contract owners’ equity at end of period	$1,461,496	607,389	18,486	14,715	14,890	12,161	5,639	3,941

CHANGE IN UNITS:
Beginning units	15,546	12,076	618	570	550	507	152	146
Units purchased	11,251	4,247	72	76	136	174	9	12
Units surrendered	(1,692)	(777)	(19)	(28)	(101)	(131)	(3)	(6)

Ending units	25,105	15,546	671	618	585	550	158	152

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRSTP		JACAS		JAEI		JAGTS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	6,106	665	1,225	1,827	158	14,081
Realized gain (loss) on investments	179	53	134,125	28,650	16,606	17,536	646,622	141,256
Change in unrealized gain (loss) on investments	1,628	2,049	868,667	636,798	245,913	171,772	1,187,564	893,047
Reinvested capital gains	1,154	720	279,878	256,760	121,842	47,447	459,347	233,776

Net increase (decrease) in contract owners’ equity resulting from operations	2,961	2,822	1,288,776	922,873	385,586	238,582	2,293,691	1,282,160

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	880	880	76,447	57,569	124,191	146,801	404,192	452,140
Transfers between funds	(539)	(204)	192,872	65,214	540,734	155,070	(133,272)	919,811
Surrenders (notes 2, 3, 4, 5 and 6)	(455)	(524)	(104,755)	(384,051)	(145,898)	(86,554)	(539,191)	(358,702)
Adjustments to maintain reserves	4	-	(78)	100	3	(4)	120	14

Net equity transactions	(110)	152	164,486	(261,168)	519,030	215,313	(268,151)	1,013,263

Net change in contract owners’ equity	2,851	2,974	1,453,262	661,705	904,616	453,895	2,025,540	2,295,423
Contract owners’ equity at beginning of period	8,722	5,748	3,249,772	2,588,067	1,060,121	606,226	4,923,927	2,628,504

Contract owners’ equity at end of period	$11,573	8,722	4,703,034	3,249,772	1,964,737	1,060,121	6,949,467	4,923,927

CHANGE IN UNITS:
Beginning units	203	200	76,892	83,802	67,605	52,378	131,184	101,415
Units purchased	18	23	8,596	4,262	55,700	21,401	23,677	42,477
Units surrendered	(22)	(20)	(5,452)	(11,172)	(18,434)	(6,174)	(32,025)	(12,708)

Ending units	199	203	80,036	76,892	104,871	67,605	122,836	131,184

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAIGS		LOVTRC		MNDIC		MV2IGI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$27,037	43,222	13,053	11,040	-	-	13,431	16,481
Realized gain (loss) on investments	42,030	(2,553)	3,950	844	66,347	18,780	570,698	44,131
Change in unrealized gain (loss) on investments	264,007	515,927	7,811	26,923	399,499	138,035	(512,027)	646,285
Reinvested capital gains	-	-	10,387	-	143,733	226,389	284,492	220,185

Net increase (decrease) in contract owners’ equity resulting from operations	333,074	556,596	35,201	38,807	609,579	383,204	356,594	927,082

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,889	81,930	18,719	30,806	104,884	163,123	27,460	28,675
Transfers between funds	(298,256)	(50,584)	80,697	(113,059)	(445,400)	370,335	(1,874,310)	13,418
Surrenders (notes 2, 3, 4, 5 and 6)	(130,717)	(153,167)	8,694	(31,567)	(114,370)	(62,474)	(132,231)	(241,261)
Adjustments to maintain reserves	(265)	311	(5)	7	27	5	15	(6)

Net equity transactions	(351,349)	(121,510)	108,105	(113,813)	(454,859)	470,989	(1,979,066)	(199,174)

Net change in contract owners’ equity	(18,275)	435,086	143,306	(75,006)	154,720	854,193	(1,622,472)	727,908
Contract owners’ equity at beginning of period	2,579,170	2,144,084	422,609	497,615	1,660,101	805,908	3,116,922	2,389,014

Contract owners’ equity at end of period	$2,560,895	2,579,170	565,915	422,609	1,814,821	1,660,101	1,494,450	3,116,922

CHANGE IN UNITS:
Beginning units	214,294	225,720	37,692	48,114	64,683	44,495	164,483	176,439
Units purchased	8,666	10,660	11,292	3,108	3,874	23,355	3,670	4,847
Units surrendered	(39,572)	(22,086)	(2,000)	(13,530)	(20,087)	(3,167)	(103,788)	(16,803)

Ending units	183,388	214,294	46,984	37,692	48,470	64,683	64,365	164,483

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MV3MVI		MVFIC		MVIGIC		MVIVIC
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$64	-	136,743	214,515	219	91	8,290	14,851
Realized gain (loss) on investments	3	-	(49,685)	410,630	(97)	(63)	55,033	12,136
Change in unrealized gain (loss) on investments	748	-	(335,220)	1,507,854	4,212	(140)	76,389	133,751
Reinvested capital gains	216	-	383,245	451,482	199	813	16,705	24,370

Net increase (decrease) in contract owners’ equity resulting from operations	1,031	-	135,083	2,584,481	4,533	701	156,417	185,108

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,000	-	308,305	366,525	6,259	345	49,290	56,073
Transfers between funds	-	-	(1,282,099)	(192,065)	32,191	7,462	(76,337)	(21,272)
Surrenders (notes 2, 3, 4, 5 and 6)	(61)	-	(720,980)	(1,247,989)	(1,444)	(582)	(132,236)	(34,450)
Adjustments to maintain reserves	(5)	-	(132)	179	(2)	-	(211)	235

Net equity transactions	4,934	-	(1,694,906)	(1,073,350)	37,004	7,225	(159,494)	586

Net change in contract owners’ equity	5,965	-	(1,559,823)	1,511,131	41,537	7,926	(3,077)	185,694
Contract owners’ equity at beginning of period	-	-	10,595,852	9,084,721	7,926	-	890,138	704,444

Contract owners’ equity at end of period	$5,965	-	9,036,029	10,595,852	49,463	7,926	887,061	890,138

CHANGE IN UNITS:
Beginning units	-	-	303,035	337,246	723	-	39,983	39,851
Units purchased	438	-	15,348	17,418	3,350	915	5,113	4,864
Units surrendered	(5)	-	(68,637)	(51,629)	(178)	(192)	(12,036)	(4,732)

Ending units	433	-	249,746	303,035	3,895	723	33,060	39,983

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVIVSC		MSVFI		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$20,722	48,622	13,719	18,818	817	1,584	65,673	70,082
Realized gain (loss) on investments	222,158	164,118	3,939	5,628	1,963	59	202,076	253,640
Change in unrealized gain (loss) on investments	179,375	400,332	14,098	25,331	1,052	217	(275,457)	449,452
Reinvested capital gains	54,211	101,925	5,015	-	-	-	164,648	154,061

Net increase (decrease) in contract owners’ equity resulting from operations	476,466	714,997	36,771	49,777	3,832	1,860	156,940	927,235

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	131,183	146,255	16,322	19,328	5,147	7,307	246,718	136,608
Transfers between funds	(606,697)	46,991	35,416	(22,451)	2,012	31,210	(42,539)	(14,667)
Surrenders (notes 2, 3, 4, 5 and 6)	(259,749)	(683,742)	(27,960)	(84,401)	(29,466)	(2,667)	(311,857)	(427,024)
Adjustments to maintain reserves	10	(3)	45	54	2	8	(6)	19

Net equity transactions	(735,253)	(490,499)	23,823	(87,470)	(22,305)	35,858	(107,684)	(305,064)

Net change in contract owners’ equity	(258,787)	224,498	60,594	(37,693)	(18,473)	37,718	49,256	622,171
Contract owners’ equity at beginning of period	3,116,974	2,892,476	461,648	499,341	51,893	14,175	4,113,263	3,491,092

Contract owners’ equity at end of period	$2,858,187	3,116,974	522,242	461,648	33,420	51,893	4,162,519	4,113,263

CHANGE IN UNITS:
Beginning units	123,138	143,582	25,074	30,072	4,781	1,392	138,111	149,234
Units purchased	6,820	7,617	3,027	1,594	1,944	3,639	11,248	6,202
Units surrendered	(36,024)	(28,061)	(1,788)	(6,592)	(3,757)	(250)	(14,489)	(17,325)

Ending units	93,934	123,138	26,313	25,074	2,968	4,781	134,870	138,111

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GBF		GEM		GIG		GVAAA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$63,069	89,467	57,970	77,369	7,928	22,468	143,900	147,132
Realized gain (loss) on investments	38,617	(23,147)	58,162	25,808	(18,069)	(725)	104,098	240,221
Change in unrealized gain (loss) on investments	108,593	125,754	268,445	559,881	56,815	84,339	167,731	700,614
Reinvested capital gains	-	-	-	-	-	37,614	744,032	613,308

Net increase (decrease) in contract owners’ equity resulting from operations	210,279	192,074	384,577	663,058	46,674	143,696	1,159,761	1,701,275

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	166,270	942,001	170,082	154,958	38,677	91,089	754,165	687,522
Transfers between funds	211,132	394,185	(119,681)	(123,696)	(207,554)	21,387	240,626	371,213
Surrenders (notes 2, 3, 4, 5 and 6)	(1,447,228)	(277,801)	(257,391)	(304,234)	(30,399)	(68,540)	(1,351,394)	(569,725)
Adjustments to maintain reserves	(385)	475	(393)	425	(2)	5	(714)	(1,022)

Net equity transactions	(1,070,211)	1,058,860	(207,383)	(272,547)	(199,278)	43,941	(357,317)	487,988

Net change in contract owners’ equity	(859,932)	1,250,934	177,194	390,511	(152,604)	187,637	802,444	2,189,263
Contract owners’ equity at beginning of period	3,874,387	2,623,453	3,406,309	3,015,798	916,093	728,456	10,056,150	7,866,887

Contract owners’ equity at end of period	$3,014,455	3,874,387	3,583,503	3,406,309	763,489	916,093	10,858,594	10,056,150

CHANGE IN UNITS:
Beginning units	242,404	174,430	268,892	292,690	73,894	69,997	418,042	394,997
Units purchased	27,670	88,359	19,454	17,488	4,776	11,066	45,667	57,701
Units surrendered	(92,286)	(20,385)	(38,670)	(41,286)	(21,616)	(7,169)	(60,663)	(34,656)

Ending units	177,788	242,404	249,676	268,892	57,054	73,894	403,046	418,042

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVABD2		GVAGG2		GVAGI2		GVAGR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,899	14,036	25,034	23,472	30,865	25,298	47,351	17,977
Realized gain (loss) on investments	3,897	365	54,027	66,621	65,837	86,251	188,884	223,797
Change in unrealized gain (loss) on investments	51,900	47,703	735,618	628,002	(46,443)	140,054	2,085,424	394,565
Reinvested capital gains	545	2,488	255,216	307,270	190,570	174,472	620,079	735,678

Net increase (decrease) in contract owners’ equity resulting from operations	73,241	64,592	1,069,895	1,025,365	240,829	426,075	2,941,738	1,372,017

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	36,501	41,047	124,142	202,753	53,566	57,301	243,463	138,805
Transfers between funds	(23,346)	8,782	(2,624)	79,945	45,593	6,701	95,740	(153,005)
Surrenders (notes 2, 3, 4, 5 and 6)	(27,737)	(25,460)	(485,855)	(501,687)	(179,371)	(225,994)	(351,483)	(408,300)
Adjustments to maintain reserves	5	10	(710)	691	(49)	87	(67)	(47)

Net equity transactions	(14,577)	24,379	(365,047)	(218,298)	(80,261)	(161,905)	(12,347)	(422,547)

Net change in contract owners’ equity	58,664	88,971	704,848	807,067	160,568	264,170	2,929,391	949,470
Contract owners’ equity at beginning of period	797,324	708,353	3,857,719	3,050,652	1,991,252	1,727,082	5,631,439	4,681,969

Contract owners’ equity at end of period	$855,988	797,324	4,562,567	3,857,719	2,151,820	1,991,252	8,560,830	5,631,439

CHANGE IN UNITS:
Beginning units	53,016	51,331	129,958	138,511	79,378	86,518	176,341	191,011
Units purchased	2,537	3,639	8,199	13,999	4,599	3,187	14,087	8,220
Units surrendered	(3,434)	(1,954)	(19,860)	(22,552)	(8,119)	(10,327)	(13,477)	(22,890)

Ending units	52,119	53,016	118,297	129,958	75,858	79,378	176,951	176,341

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMA		GVDMC		GVEX1		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$94,177	896,539	1,319	25,432	262,909	236,654	20,291	184,021
Realized gain (loss) on investments	534,266	869,940	(28,145)	(14,516)	297,152	146,604	247,215	293,272
Change in unrealized gain (loss) on investments	1,784,765	2,467,936	81,108	81,087	1,660,613	1,880,001	292,435	662,173
Reinvested capital gains	2,680,950	4,146,632	28,011	73,909	283,033	461,822	598,053	808,441

Net increase (decrease) in contract owners’ equity resulting from operations	5,094,158	8,381,047	82,293	165,912	2,503,707	2,725,081	1,157,994	1,947,907

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,535,075	1,597,260	43,125	43,635	863,163	934,706	479,274	549,452
Transfers between funds	(1,511,995)	149,982	(93,014)	131,250	1,052,485	1,944,901	(720,211)	(214,034)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,712,205)	(4,162,380)	(164,414)	(516,821)	(988,967)	(836,175)	(378,376)	(965,529)
Adjustments to maintain reserves	521	705	15	(2)	(81)	736	386	601

Net equity transactions	(2,688,604)	(2,414,433)	(214,288)	(341,938)	926,600	2,044,168	(618,927)	(629,510)

Net change in contract owners’ equity	2,405,554	5,966,614	(131,995)	(176,026)	3,430,307	4,769,249	539,067	1,318,397
Contract owners’ equity at beginning of period	45,193,502	39,226,888	1,155,684	1,331,710	12,547,823	7,778,574	9,751,477	8,433,080

Contract owners’ equity at end of period	$47,599,056	45,193,502	1,023,689	1,155,684	15,978,130	12,547,823	10,290,544	9,751,477

CHANGE IN UNITS:
Beginning units	1,755,206	1,856,017	56,348	73,685	544,502	442,741	360,626	385,881
Units purchased	71,700	83,630	2,265	8,906	96,888	139,023	23,617	30,368
Units surrendered	(181,167)	(184,441)	(12,633)	(26,243)	(54,716)	(37,262)	(46,914)	(55,623)

Ending units	1,645,739	1,755,206	45,980	56,348	586,674	544,502	337,329	360,626

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		HIBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$812	14,668	31,009	491,911	12,448	19,897	74,804	83,911
Realized gain (loss) on investments	(3,530)	(3,184)	214,130	392,572	(12,342)	(420)	(20,907)	(22,821)
Change in unrealized gain (loss) on investments	61,902	33,008	621,699	733,742	7,777	99,157	26,506	152,204
Reinvested capital gains	7,734	13,495	1,280,133	2,120,724	18,314	1,182	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	66,918	57,987	2,146,971	3,738,949	26,197	119,816	80,403	213,294

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	27,695	37,826	466,278	600,940	22,473	19,714	66,148	59,898
Transfers between funds	156,135	52,416	(2,094,490)	(343,210)	(43,178)	38,458	(54,036)	15,628
Surrenders (notes 2, 3, 4, 5 and 6)	(75,517)	(60,511)	(1,068,515)	(2,518,937)	(93,940)	(38,074)	(143,102)	(271,687)
Adjustments to maintain reserves	41	36	(5)	3	2	2	(188)	180

Net equity transactions	108,354	29,767	(2,696,732)	(2,261,204)	(114,643)	20,100	(131,178)	(195,981)

Net change in contract owners’ equity	175,272	87,754	(549,761)	1,477,745	(88,446)	139,916	(50,775)	17,313
Contract owners’ equity at beginning of period	685,801	598,047	23,244,593	21,766,848	656,802	516,886	1,529,511	1,512,198

Contract owners’ equity at end of period	$861,073	685,801	22,694,832	23,244,593	568,356	656,802	1,478,736	1,529,511

CHANGE IN UNITS:
Beginning units	38,903	37,159	1,003,813	1,106,796	54,325	51,908	63,506	72,042
Units purchased	11,189	5,299	33,885	31,478	3,809	6,072	3,759	4,079
Units surrendered	(4,320)	(3,555)	(149,503)	(134,461)	(14,338)	(3,655)	(9,351)	(12,615)

Ending units	45,772	38,903	888,195	1,003,813	43,796	54,325	57,914	63,506

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IDPG		IDPGI		MCIF		MSBF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$100	3,107	128	2,358	47,489	61,147	61,635	95,328
Realized gain (loss) on investments	(2,982)	563	309	106	(219,266)	34,421	(18,217)	(15,393)
Change in unrealized gain (loss) on investments	8,743	9,156	2,641	6,380	474,974	224,055	31,094	102,604
Reinvested capital gains	1,495	3,014	1,151	1,899	208,862	748,138	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,356	15,840	4,229	10,743	512,059	1,067,761	74,512	182,539

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	21,154	43,851	34,855	48,628	167,445	169,305	57,304	63,519
Transfers between funds	10,351	112	(12,347)	4,787	(19,396)	(126,942)	(26,807)	(61,576)
Surrenders (notes 2, 3, 4, 5 and 6)	(72,379)	(13,770)	(38,985)	(18,415)	(795,104)	(504,722)	(250,986)	(335,459)
Adjustments to maintain reserves	(5)	4	(2)	(4)	(678)	681	(427)	427

Net equity transactions	(40,879)	30,197	(16,479)	34,996	(647,733)	(461,678)	(220,916)	(333,089)

Net change in contract owners’ equity	(33,523)	46,037	(12,250)	45,739	(135,674)	606,083	(146,404)	(150,550)
Contract owners’ equity at beginning of period	135,896	89,859	100,723	54,984	4,861,802	4,255,719	2,015,955	2,166,505

Contract owners’ equity at end of period	$102,373	135,896	88,473	100,723	4,726,128	4,861,802	1,869,551	2,015,955

CHANGE IN UNITS:
Beginning units	10,172	7,770	7,848	4,857	129,476	142,407	108,524	127,321
Units purchased	2,408	3,501	2,761	4,503	7,053	6,935	4,460	5,365
Units surrendered	(5,391)	(1,099)	(4,033)	(1,512)	(25,259)	(19,866)	(16,268)	(24,162)

Ending units	7,189	10,172	6,576	7,848	111,270	129,476	96,716	108,524

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG		NCPGI		NVAMV1		NVAMVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,434	10,328	667	2,485	67,466	138,828	34,990	-
Realized gain (loss) on investments	384	(301)	(187)	169	(523,297)	32,997	(1,677)	-
Change in unrealized gain (loss) on investments	35,488	24,286	5,641	7,087	260,802	483,866	390,467	-
Reinvested capital gains	-	13,449	-	1,621	121,888	580,804	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,306	47,762	6,121	11,362	(73,141)	1,236,495	423,780	-

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	81,191	98,743	19,913	22,758	119,121	169,870	69,742	-
Transfers between funds	58,297	18,547	5,732	1,101	(921,387)	(164,061)	2,705,698	-
Surrenders (notes 2, 3, 4, 5 and 6)	(36,044)	(34,657)	(12,428)	(12,107)	(670,805)	(572,082)	(141,388)	-
Adjustments to maintain reserves	(1)	2	(6)	7	(571)	505	88	-

Net equity transactions	103,443	82,635	13,211	11,759	(1,473,642)	(565,768)	2,634,140	-

Net change in contract owners’ equity	142,749	130,397	19,332	23,121	(1,546,783)	670,727	3,057,920	-
Contract owners’ equity at beginning of period	398,139	267,742	99,717	76,596	5,520,250	4,849,523	-	-

Contract owners’ equity at end of period	$540,888	398,139	119,049	99,717	3,973,467	5,520,250	3,057,920	-

CHANGE IN UNITS:
Beginning units	30,605	23,791	7,915	6,934	155,966	173,945	-	-
Units purchased	10,984	9,648	2,064	1,994	5,044	6,564	271,854	-
Units surrendered	(2,924)	(2,834)	(1,007)	(1,013)	(50,398)	(24,543)	(13,914)	-

Ending units	38,665	30,605	8,972	7,915	110,612	155,966	257,940	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCCA1		NVCCN1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,063	15,201	17,848	20,951	46,936	133,995	2,267	20,378
Realized gain (loss) on investments	1,892	384	6,324	1,172	(69,600)	(78,594)	(7,092)	(1,547)
Change in unrealized gain (loss) on investments	23,939	30,960	21,009	43,793	404,279	352,406	73,899	44,611
Reinvested capital gains	-	-	1,595	-	183,648	417,057	2,213	14,505

Net increase (decrease) in contract owners’ equity resulting from operations	44,894	46,545	46,776	65,916	565,263	824,864	71,287	77,947

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,995	15,687	34,010	33,995	374,860	487,763	32,601	33,013
Transfers between funds	246,280	195	(41,079)	30,405	(31,388)	(153,284)	53,790	261
Surrenders (notes 2, 3, 4, 5 and 6)	(19,765)	(23,931)	(94,153)	(165,269)	(352,880)	(469,069)	(42,758)	(39,784)
Adjustments to maintain reserves	(5)	4	10	(12)	(64)	101	1	7

Net equity transactions	240,505	(8,045)	(101,212)	(100,881)	(9,472)	(134,489)	43,634	(6,503)

Net change in contract owners’ equity	285,399	38,500	(54,436)	(34,965)	555,791	690,375	114,921	71,444
Contract owners’ equity at beginning of period	593,780	555,280	709,078	744,043	4,831,611	4,141,236	797,710	726,266

Contract owners’ equity at end of period	$879,179	593,780	654,642	709,078	5,387,402	4,831,611	912,631	797,710

CHANGE IN UNITS:
Beginning units	50,654	51,347	43,668	49,919	250,374	257,983	50,834	51,267
Units purchased	21,077	1,465	3,731	4,614	21,576	29,363	8,357	2,292
Units surrendered	(1,765)	(2,158)	(9,725)	(10,865)	(21,953)	(36,972)	(5,187)	(2,725)

Ending units	69,966	50,654	37,674	43,668	249,997	250,374	54,004	50,834

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCMA1		NVCMC1		NVCMD1		NVCRA1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$156,404	428,509	1,972	9,298	45,782	175,927	54,929	129,017
Realized gain (loss) on investments	(486,112)	(754,601)	(3,612)	(8,026)	(314,191)	(63,048)	(65,562)	(76,086)
Change in unrealized gain (loss) on investments	1,787,109	1,713,360	31,143	27,827	687,829	466,898	628,930	570,711
Reinvested capital gains	310,087	1,442,703	2,487	16,896	153,568	460,291	-	340,482

Net increase (decrease) in contract owners’ equity resulting from operations	1,767,488	2,829,971	31,990	45,995	572,988	1,040,068	618,297	964,124

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	758,907	873,305	28,123	24,874	464,655	341,084	318,134	392,073
Transfers between funds	(291,217)	5,614	62	(6)	473	(121,439)	46,278	35,983
Surrenders (notes 2, 3, 4, 5 and 6)	(1,152,786)	(2,745,405)	(38,204)	(62,980)	(1,402,075)	(780,761)	(198,494)	(525,814)
Adjustments to maintain reserves	(7)	121	(5)	-	(1,832)	1,728	20	7

Net equity transactions	(685,103)	(1,866,365)	(10,024)	(38,112)	(938,779)	(559,388)	165,938	(97,751)

Net change in contract owners’ equity	1,082,385	963,606	21,966	7,883	(365,791)	480,680	784,235	866,373
Contract owners’ equity at beginning of period	15,232,052	14,268,446	352,556	344,673	6,505,401	6,024,721	4,914,285	4,047,912

Contract owners’ equity at end of period	$16,314,437	15,232,052	374,522	352,556	6,139,610	6,505,401	5,698,520	4,914,285

CHANGE IN UNITS:
Beginning units	775,827	888,971	20,399	22,790	348,469	381,845	245,973	251,531
Units purchased	53,583	61,099	1,705	1,619	29,062	21,294	24,284	33,318
Units surrendered	(89,856)	(174,243)	(2,251)	(4,010)	(80,631)	(54,670)	(17,261)	(38,876)

Ending units	739,554	775,827	19,853	20,399	296,900	348,469	252,996	245,973

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRB1		NVDBL2		NVDBLP		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,057	59,326	773	12,362	642	10,912	825	10,141
Realized gain (loss) on investments	(17,457)	(12,327)	3,909	(1,794)	(797)	(101)	(8,020)	9,789
Change in unrealized gain (loss) on investments	197,502	126,710	35,604	50,230	33,092	24,168	24,798	31,539
Reinvested capital gains	32,658	137,879	17,044	36,497	14,151	26,580	26,711	39,261

Net increase (decrease) in contract owners’ equity resulting from operations	228,760	311,588	57,330	97,295	47,088	61,559	44,314	90,730

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	264,016	294,687	51,259	28,731	73,504	85,690	3,546	44,347
Transfers between funds	(9,276)	1,517	15,691	(164,911)	144	(947)	(91,410)	1,063
Surrenders (notes 2, 3, 4, 5 and 6)	(171,277)	(235,584)	(58,424)	(101,550)	(41,899)	(43,025)	(38,398)	(111,594)
Adjustments to maintain reserves	143	(248)	21	(26)	193	(189)	14	-

Net equity transactions	83,606	60,372	8,547	(237,756)	31,942	41,529	(126,248)	(66,184)

Net change in contract owners’ equity	312,366	371,960	65,877	(140,461)	79,030	103,088	(81,934)	24,546
Contract owners’ equity at beginning of period	2,260,289	1,888,329	572,912	713,373	472,068	368,980	496,671	472,125

Contract owners’ equity at end of period	$2,572,655	2,260,289	638,789	572,912	551,098	472,068	414,737	496,671

CHANGE IN UNITS:
Beginning units	125,913	122,333	26,454	37,993	29,486	26,621	18,826	21,464
Units purchased	15,149	17,848	3,198	1,442	4,600	5,898	144	1,978
Units surrendered	(10,434)	(14,268)	(2,692)	(12,981)	(2,651)	(3,033)	(4,886)	(4,616)

Ending units	130,628	125,913	26,960	26,454	31,435	29,486	14,084	18,826

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDCAP		NVDMAP		NVDMCP		NVFIII
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$959	13,025	4,182	39,091	589	9,017	129	94
Realized gain (loss) on investments	(6,488)	(1,336)	(29,486)	(28,386)	(2,683)	(1,185)	623	42
Change in unrealized gain (loss) on investments	51,114	42,911	151,547	129,382	29,569	18,292	191	(19)
Reinvested capital gains	31,077	39,778	119,052	160,975	12,512	19,235	20	51

Net increase (decrease) in contract owners’ equity resulting from operations	76,662	94,378	245,295	301,062	39,987	45,359	963	168

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	89,401	82,198	246,171	275,514	50,802	41,932	1,819	166
Transfers between funds	159,167	20,630	8,315	136,186	25,496	1,129	24,818	9,919
Surrenders (notes 2, 3, 4, 5 and 6)	(131,113)	(62,845)	(183,045)	(256,929)	(38,103)	(22,832)	(26,145)	(413)
Adjustments to maintain reserves	(9)	(1)	118	(82)	(6)	2	4	(3)

Net equity transactions	117,446	39,982	71,559	154,689	38,189	20,231	496	9,669

Net change in contract owners’ equity	194,108	134,360	316,854	455,751	78,176	65,590	1,459	9,837
Contract owners’ equity at beginning of period	597,698	463,338	1,812,883	1,357,132	388,796	323,206	9,837	-

Contract owners’ equity at end of period	$791,806	597,698	2,129,737	1,812,883	466,972	388,796	11,296	9,837

CHANGE IN UNITS:
Beginning units	32,791	30,532	94,739	86,553	25,645	24,232	931	-
Units purchased	13,318	6,265	17,704	26,972	5,246	3,006	2,449	1,102
Units surrendered	(7,255)	(4,006)	(13,538)	(18,786)	(2,558)	(1,593)	(2,382)	(171)

Ending units	38,854	32,791	98,905	94,739	28,333	25,645	998	931

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVGEII		NVIDAP		NVIDCP		NVIDMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$185	48	3,417	29,207	355	5,042	3,909	63,037
Realized gain (loss) on investments	286	6	(29,440)	(13,442)	(80)	(90)	(11,777)	(2,817)
Change in unrealized gain (loss) on investments	1,550	757	129,023	135,643	20,427	9,420	185,397	119,226
Reinvested capital gains	-	54	100,716	114,458	3,377	4,157	161,384	233,082

Net increase (decrease) in contract owners’ equity resulting from operations	2,021	865	203,716	265,866	24,079	18,529	338,913	412,528

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	330	3	237,507	234,336	27,516	28,316	475,937	214,624
Transfers between funds	3,311	10,143	20,370	15,448	120,211	8	631,480	(8,499)
Surrenders (notes 2, 3, 4, 5 and 6)	(586)	(269)	(89,035)	(165,111)	(15,772)	(13,371)	(165,726)	(127,173)
Adjustments to maintain reserves	1	(3)	(7)	1	(152)	183	(392)	92

Net equity transactions	3,056	9,874	168,835	84,674	131,803	15,136	941,299	79,044

Net change in contract owners’ equity	5,077	10,739	372,551	350,540	155,882	33,665	1,280,212	491,572
Contract owners’ equity at beginning of period	10,739	-	1,418,191	1,067,651	221,055	187,390	2,767,875	2,276,303

Contract owners’ equity at end of period	$15,816	10,739	1,790,742	1,418,191	376,937	221,055	4,048,087	2,767,875

CHANGE IN UNITS:
Beginning units	988	-	69,297	64,584	16,532	15,366	161,135	156,141
Units purchased	326	1,014	12,938	13,944	11,007	2,212	64,960	15,676
Units surrendered	(57)	(26)	(4,802)	(9,231)	(1,181)	(1,046)	(12,995)	(10,682)

Ending units	1,257	988	77,433	69,297	26,358	16,532	213,100	161,135

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVIE6		NVIX		NVLCP1		NVMIG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,889	5,445	26,884	34,005	56,282	19,460	27,837	26,789
Realized gain (loss) on investments	13,141	30,083	3,980	3,108	(304)	644	2,193	(30,629)
Change in unrealized gain (loss) on investments	(1,415)	(129)	27,085	107,440	33,443	44,668	307,769	470,051
Reinvested capital gains	-	10,461	30,976	1,837	-	-	869,268	139,066

Net increase (decrease) in contract owners’ equity resulting from operations	13,615	45,860	88,925	146,390	89,421	64,772	1,207,067	605,277

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	53,792	35,813	25,909	24,981	180,788	100,936
Transfers between funds	(10,607)	(1,424)	32,775	430,318	1,500,224	(124,935)	92,619	29,042
Surrenders (notes 2, 3, 4, 5 and 6)	(35,777)	(112,431)	(43,165)	(24,272)	(81,567)	(25,085)	(316,998)	(217,012)
Adjustments to maintain reserves	118	238	-	(4)	(139)	148	82	41

Net equity transactions	(46,266)	(113,617)	43,402	441,855	1,444,427	(124,891)	(43,509)	(86,993)

Net change in contract owners’ equity	(32,651)	(67,757)	132,327	588,245	1,533,848	(60,119)	1,163,558	518,284
Contract owners’ equity at beginning of period	238,570	306,327	1,093,252	505,007	626,043	686,162	2,372,177	1,853,893

Contract owners’ equity at end of period	$205,919	238,570	1,225,579	1,093,252	2,159,891	626,043	3,535,735	2,372,177

CHANGE IN UNITS:
Beginning units	19,510	29,789	90,713	51,025	36,213	43,614	177,721	184,932
Units purchased	-	-	7,968	43,722	82,983	1,774	20,475	15,292
Units surrendered	(3,872)	(10,279)	(4,113)	(4,034)	(4,896)	(9,175)	(22,814)	(22,503)

Ending units	15,638	19,510	94,568	90,713	114,300	36,213	175,382	177,721

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVX		NVMLG1		NVMMG1		NVMMV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	223,646	-	-	2,181	2,329
Realized gain (loss) on investments	(173)	-	(116,557)	122,361	(153,551)	(69,283)	(2,343)	(2,578)
Change in unrealized gain (loss) on investments	246,571	-	(1,224,393)	367,601	1,830,649	222,604	1,095	4,889
Reinvested capital gains	-	-	3,008,372	712,290	647,753	1,038,050	-	17,171

Net increase (decrease) in contract owners’ equity resulting from operations	246,398	-	1,667,422	1,425,898	2,324,851	1,191,371	933	21,811

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	32,266	-	133,530	176,057	194,274	115,120	12,529	11,871
Transfers between funds	1,469,705	-	(280,011)	(74,772)	(246,798)	140,182	13,993	(14,592)
Surrenders (notes 2, 3, 4, 5 and 6)	(16,736)	-	(555,170)	(464,141)	(654,287)	(347,945)	(6,197)	(7,024)
Adjustments to maintain reserves	(80)	-	4	141	333	(121)	(15)	10

Net equity transactions	1,485,155	-	(701,647)	(362,715)	(706,478)	(92,764)	20,310	(9,735)

Net change in contract owners’ equity	1,731,553	-	965,775	1,063,183	1,618,373	1,098,607	21,243	12,076
Contract owners’ equity at beginning of period	-	-	5,881,400	4,818,217	4,324,781	3,226,174	104,148	92,072

Contract owners’ equity at end of period	$1,731,553	-	6,847,175	5,881,400	5,943,154	4,324,781	125,391	104,148

CHANGE IN UNITS:
Beginning units	-	-	210,614	225,217	154,743	158,438	4,387	4,808
Units purchased	149,245	-	7,241	9,805	7,399	12,288	1,285	585
Units surrendered	(2,277)	-	(29,362)	(24,408)	(29,951)	(15,983)	(333)	(1,006)

Ending units	146,968	-	188,493	210,614	132,191	154,743	5,339	4,387

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMV2		NVNMO1		NVNSR2		NVOLG1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$50,065	65,076	6,343	10,378	20,265	24,520	256,054	315,239
Realized gain (loss) on investments	(239,489)	(152,713)	63,608	28,789	(29,019)	183,469	(344,645)	371,523
Change in unrealized gain (loss) on investments	117,647	181,125	4,066	224,815	162,410	273,766	1,504,399	281,938
Reinvested capital gains	-	523,358	137,805	129,472	180,013	355,783	1,946,406	4,785,841

Net increase (decrease) in contract owners’ equity resulting from operations	(71,777)	616,846	211,822	393,454	333,669	837,538	3,362,214	5,754,541

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	90,891	94,935	7,294	8,642	82,436	87,067	531,178	571,804
Transfers between funds	(48,092)	(173,924)	(135,361)	(19,749)	(107,439)	(51,860)	(669,811)	(430,286)
Surrenders (notes 2, 3, 4, 5 and 6)	(321,312)	(244,266)	(113,212)	(114,949)	(935,790)	(813,381)	(1,788,625)	(1,842,781)
Adjustments to maintain reserves	10	26	(498)	179	(1,708)	1,722	(409)	256

Net equity transactions	(278,503)	(323,229)	(241,777)	(125,877)	(962,501)	(776,452)	(1,927,667)	(1,701,007)

Net change in contract owners’ equity	(350,280)	293,617	(29,955)	267,577	(628,832)	61,086	1,434,547	4,053,534
Contract owners’ equity at beginning of period	2,998,807	2,705,190	1,714,733	1,447,156	3,559,160	3,498,074	19,867,262	15,813,728

Contract owners’ equity at end of period	$2,648,527	2,998,807	1,684,778	1,714,733	2,930,328	3,559,160	21,301,809	19,867,262

CHANGE IN UNITS:
Beginning units	112,690	125,897	69,005	74,585	139,859	173,261	430,074	471,092
Units purchased	6,048	5,264	604	699	5,218	5,469	14,310	17,518
Units surrendered	(18,059)	(18,471)	(9,900)	(6,279)	(43,479)	(38,871)	(56,546)	(58,536)

Ending units	100,679	112,690	59,709	69,005	101,598	139,859	387,838	430,074

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVRE1		NVSIX2		NVSTB1		NVSTB2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$56,074	72,627	9,389	10,151	2,129	2,301	13,391	17,241
Realized gain (loss) on investments	(99,602)	(149,140)	(141,860)	(35,439)	(143)	(18)	(791)	(424)
Change in unrealized gain (loss) on investments	(235,870)	1,161,627	287,008	(156,785)	1,282	1,634	10,402	13,913
Reinvested capital gains	17,389	-	44,114	391,363	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(262,009)	1,085,114	198,651	209,290	3,268	3,917	23,002	30,730

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	156,441	164,006	61,521	52,227	11,269	11,640	12,382	12,582
Transfers between funds	(221,579)	119,661	21,742	138,797	14,287	1,425	57,385	27,823
Surrenders (notes 2, 3, 4, 5 and 6)	(412,116)	(469,808)	(139,145)	(33,024)	(8,410)	(14,152)	(46,633)	(64,493)
Adjustments to maintain reserves	(213)	227	8	(3)	(24)	28	42	42

Net equity transactions	(477,467)	(185,914)	(55,874)	157,997	17,122	(1,059)	23,176	(24,046)

Net change in contract owners’ equity	(739,476)	899,200	142,777	367,287	20,390	2,858	46,178	6,684
Contract owners’ equity at beginning of period	4,523,842	3,624,642	1,164,843	797,556	92,931	90,073	782,128	775,444

Contract owners’ equity at end of period	$3,784,366	4,523,842	1,307,620	1,164,843	113,321	92,931	828,306	782,128

CHANGE IN UNITS:
Beginning units	211,385	221,367	60,417	51,692	8,184	8,276	62,423	64,419
Units purchased	12,631	20,354	7,293	15,356	2,217	1,168	5,798	6,771
Units surrendered	(37,120)	(30,336)	(10,868)	(6,631)	(731)	(1,260)	(3,933)	(8,767)

Ending units	186,896	211,385	56,842	60,417	9,670	8,184	64,288	62,423

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVTIV3		SAM		SAM5		SCF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$23,172	45,183	15,183	90,139	3,059	53,898	453	1,666
Realized gain (loss) on investments	(66,239)	(19,636)	-	-	-	-	(73,348)	(4,065)
Change in unrealized gain (loss) on investments	119,016	23,833	-	-	-	-	498,275	256,748
Reinvested capital gains	-	167,937	-	-	-	-	95,591	269,068

Net increase (decrease) in contract owners’ equity resulting from operations	75,949	217,317	15,183	90,139	3,059	53,898	520,971	523,417

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	77,379	101,902	411,593	356,877	194,149	767,247	79,599	80,539
Transfers between funds	(146,849)	7,575	7,392,838	95,954	841,675	(4,582,610)	(129,409)	(100,285)
Surrenders (notes 2, 3, 4, 5 and 6)	(202,893)	(139,023)	(2,629,727)	(1,233,513)	(369,602)	(111,430)	(88,523)	(222,568)
Adjustments to maintain reserves	-	11	(14)	(154)	(13)	134	(92)	(131)

Net equity transactions	(272,363)	(29,535)	5,174,690	(780,836)	666,209	(3,926,659)	(138,425)	(242,445)

Net change in contract owners’ equity	(196,414)	187,782	5,189,873	(690,697)	669,268	(3,872,761)	382,546	280,972
Contract owners’ equity at beginning of period	1,931,207	1,743,425	5,194,058	5,884,755	567,620	4,440,381	2,400,533	2,119,561

Contract owners’ equity at end of period	$1,734,793	1,931,207	10,383,931	5,194,058	1,236,888	567,620	2,783,079	2,400,533

CHANGE IN UNITS:
Beginning units	106,660	108,312	436,476	503,327	54,674	435,541	74,909	83,105
Units purchased	7,478	9,058	664,756	82,365	177,893	77,839	4,329	3,518
Units surrendered	(23,044)	(10,710)	(230,751)	(149,216)	(113,736)	(458,706)	(8,452)	(11,714)

Ending units	91,094	106,660	870,481	436,476	118,831	54,674	70,786	74,909

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCGF		SCVF		TRF		AMMCGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	749	13,095	46,817	46,784	-	-
Realized gain (loss) on investments	(35,902)	(19,484)	(206,187)	(35,610)	327,489	196,076	58,769	3,481
Change in unrealized gain (loss) on investments	397,874	50,150	239,450	(151,963)	(259,590)	462,877	26,635	56,178
Reinvested capital gains	205,218	369,577	5,215	368,249	301,673	161,976	16,254	22,764

Net increase (decrease) in contract owners’ equity resulting from operations	567,190	400,243	39,227	193,771	416,389	867,713	101,658	82,423

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	58,431	47,154	43,174	38,521	144,287	162,713	7,433	7,982
Transfers between funds	(205,198)	150,234	(62,277)	128,850	(123,352)	1,014,499	(107,687)	27,900
Surrenders (notes 2, 3, 4, 5 and 6)	(134,765)	(102,968)	(115,139)	(62,444)	(431,251)	(344,682)	(102,572)	(11,601)
Adjustments to maintain reserves	30	-	(94)	62	46	61	4	2

Net equity transactions	(281,502)	94,420	(134,336)	104,989	(410,270)	832,591	(202,822)	24,283

Net change in contract owners’ equity	285,688	494,663	(95,109)	298,760	6,119	1,700,304	(101,164)	106,706
Contract owners’ equity at beginning of period	1,594,814	1,100,151	1,286,193	987,433	4,378,437	2,678,133	356,564	249,858

Contract owners’ equity at end of period	$1,880,502	1,594,814	1,191,084	1,286,193	4,384,556	4,378,437	255,400	356,564

CHANGE IN UNITS:
Beginning units	51,397	48,117	45,919	41,951	132,610	104,884	23,125	21,468
Units purchased	2,250	8,437	2,809	7,236	6,258	40,485	796	2,509
Units surrendered	(10,631)	(5,157)	(8,288)	(3,268)	(18,533)	(12,759)	(12,065)	(852)

Ending units	43,016	51,397	40,440	45,919	120,335	132,610	11,856	23,125

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMSRS		AMTB		NOTB3		NOTG3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,277	3,673	23,092	20,554	7,923	7,037	6,611	5,035
Realized gain (loss) on investments	33,118	64,208	943	5,414	(409)	(420)	(129)	1,470
Change in unrealized gain (loss) on investments	92,127	77,770	8,432	18,699	9,217	25,021	15,312	16,504
Reinvested capital gains	36,250	48,930	-	-	5,101	9,417	-	17,985

Net increase (decrease) in contract owners’ equity resulting from operations	166,772	194,581	32,467	44,667	21,832	41,055	21,794	40,994

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,565	34,984	44,574	43,613	36,480	65,676	39,532	56,404
Transfers between funds	(39,878)	(48,163)	(9,992)	(105,372)	1,625	753	1,254	2,212
Surrenders (notes 2, 3, 4, 5 and 6)	(50,113)	(55,021)	(156,785)	(225,300)	(23,085)	(14,284)	(4,578)	(27,114)
Adjustments to maintain reserves	36	8	10	6	(5)	(2)	9	(6)

Net equity transactions	(58,390)	(68,192)	(122,193)	(287,053)	15,015	52,143	36,217	31,496

Net change in contract owners’ equity	108,382	126,389	(89,726)	(242,386)	36,847	93,198	58,011	72,490
Contract owners’ equity at beginning of period	906,480	780,091	1,090,217	1,332,603	354,787	261,589	294,599	222,109

Contract owners’ equity at end of period	$1,014,862	906,480	1,000,491	1,090,217	391,634	354,787	352,610	294,599

CHANGE IN UNITS:
Beginning units	27,290	29,564	83,675	106,049	27,741	23,416	22,249	19,615
Units purchased	1,103	1,298	5,702	4,851	3,044	5,510	5,875	4,922
Units surrendered	(2,839)	(3,572)	(15,155)	(27,225)	(1,804)	(1,185)	(2,805)	(2,288)

Ending units	25,554	27,290	74,222	83,675	28,981	27,741	25,319	22,249

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NOTMG3		PMVAAA		PMVFBA		PMVLDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,567	3,734	24,731	16,395	22,049	9,489	36,324	84,285
Realized gain (loss) on investments	115	566	6,158	3,206	(1,726)	2,797	(14,780)	(34,134)
Change in unrealized gain (loss) on investments	7,447	13,785	13,871	43,549	21,120	18,686	63,413	70,669
Reinvested capital gains	1,807	7,626	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,936	25,711	44,760	63,150	41,443	30,972	84,957	120,820

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	35,353	36,768	68,614	71,981	25,941	35,126	66,149	113,699
Transfers between funds	1,014	129	(36,908)	(4,101)	10,114	6,755	(71,389)	337,373
Surrenders (notes 2, 3, 4, 5 and 6)	(12,318)	(16,202)	(17,857)	(148,352)	(47,493)	(129,322)	(455,813)	(344,339)
Adjustments to maintain reserves	(6)	3	(3)	1	27	18	292	(72)

Net equity transactions	24,043	20,698	13,846	(80,471)	(11,411)	(87,423)	(460,761)	106,661

Net change in contract owners’ equity	37,979	46,409	58,606	(17,321)	30,032	(56,451)	(375,804)	227,481
Contract owners’ equity at beginning of period	198,662	152,253	526,744	544,065	408,591	465,042	3,109,652	2,882,171

Contract owners’ equity at end of period	$236,641	198,662	585,350	526,744	438,623	408,591	2,733,848	3,109,652

CHANGE IN UNITS:
Beginning units	14,918	13,281	39,480	45,629	29,036	35,369	230,499	222,241
Units purchased	2,825	2,947	5,630	5,686	3,813	3,275	9,022	34,382
Units surrendered	(963)	(1,310)	(4,492)	(11,835)	(4,710)	(9,608)	(42,765)	(26,124)

Ending units	16,780	14,918	40,618	39,480	28,139	29,036	196,756	230,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRSA		PMVTRA		PVEIB		PVGOB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,846	4,515	32,773	48,583	4,342	4,104	96	88
Realized gain (loss) on investments	(6,230)	(6,457)	33,736	12,043	(5,016)	100	81,880	2,955
Change in unrealized gain (loss) on investments	2,677	12,657	45,803	69,202	4,940	36,490	144,800	5,508
Reinvested capital gains	-	-	17,576	-	17,482	17,540	13,595	8,934

Net increase (decrease) in contract owners’ equity resulting from operations	1,293	10,715	129,888	129,828	21,748	58,234	240,371	17,485

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,346	9,910	113,752	81,709	9,019	12,583	103,202	4,353
Transfers between funds	3,216	(28,833)	(178,909)	125,325	5,831	33,899	258,776	29,419
Surrenders (notes 2, 3, 4, 5 and 6)	(3,753)	(4,544)	(154,584)	(331,447)	8,407	(12,256)	(32,326)	(22,857)
Adjustments to maintain reserves	(4)	-	109	1	(5)	12	6	(4)

Net equity transactions	3,805	(23,467)	(219,632)	(124,412)	23,252	34,238	329,658	10,911

Net change in contract owners’ equity	5,098	(12,752)	(89,744)	5,416	45,000	92,472	570,029	28,396
Contract owners’ equity at beginning of period	85,953	98,705	1,511,555	1,506,139	270,899	178,427	61,609	33,213

Contract owners’ equity at end of period	$91,051	85,953	1,421,811	1,511,555	315,899	270,899	631,638	61,609

CHANGE IN UNITS:
Beginning units	13,833	17,701	114,438	123,555	19,979	17,160	3,314	2,443
Units purchased	1,480	1,898	8,049	12,567	2,557	3,920	22,650	2,200
Units surrendered	(855)	(5,766)	(23,403)	(21,684)	(516)	(1,101)	(1,469)	(1,329)

Ending units	14,458	13,833	99,084	114,438	22,020	19,979	24,495	3,314

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	TRHS2		TRHSP		VWHA		VRVDRI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	12,665	-	910	1,226
Realized gain (loss) on investments	385,950	96,860	121,213	22,379	(163,109)	(95,458)	(1,388)	18
Change in unrealized gain (loss) on investments	419,131	551,511	361,408	273,449	373,047	256,822	(2,541)	(8,637)
Reinvested capital gains	257,263	159,354	148,509	74,926	-	-	1,346	7,016

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,344	807,725	631,130	370,754	222,603	161,364	(1,673)	(377)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	195,697	76,344	227,671	436,553	67,806	66,324	4,402	192
Transfers between funds	133,349	13,441	195,390	19,320	(10,091)	254,042	(1,988)	78,203
Surrenders (notes 2, 3, 4, 5 and 6)	(480,118)	(286,229)	(153,919)	(148,624)	(331,062)	(223,938)	(1,979)	(958)
Adjustments to maintain reserves	(26)	(22)	(14)	(75)	(194)	223	(2)	-

Net equity transactions	(151,098)	(196,466)	269,128	307,174	(273,541)	96,651	433	77,437

Net change in contract owners’ equity	911,246	611,259	900,258	677,928	(50,938)	258,015	(1,240)	77,060
Contract owners’ equity at beginning of period	3,613,680	3,002,421	1,795,517	1,117,589	1,696,162	1,438,147	77,060	-

Contract owners’ equity at end of period	$4,524,926	3,613,680	2,695,775	1,795,517	1,645,224	1,696,162	75,820	77,060

CHANGE IN UNITS:
Beginning units	71,727	76,656	48,986	39,316	256,009	242,828	7,067	-
Units purchased	14,337	3,035	13,992	15,988	15,305	51,204	514	7,285
Units surrendered	(16,585)	(7,964)	(6,237)	(6,318)	(62,837)	(38,023)	(534)	(218)

Ending units	69,479	71,727	56,741	48,986	208,477	256,009	7,047	7,067

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVSCG		IVKMG1		GVDIVI		NVMLV1
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$-	-	-	-	123,544	339,631	26,743	430,487
Realized gain (loss) on investments	(7,547)	28,562	(291,360)	48,416	(694,364)	(39,015)	(1,468,026)	(84,274)
Change in unrealized gain (loss) on investments	216,394	10,599	(85,909)	101,011	356,640	(153,833)	495,880	(51,673)
Reinvested capital gains	29,190	85,909	315,739	155,877	-	59,850	713,526	153,197

Net increase (decrease) in contract owners’ equity resulting from operations	238,037	125,070	(61,530)	305,304	(214,180)	206,633	(231,877)	447,737

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	93,908	16,833	10,078	37,271	46,795	64,066	59,197	76,570
Transfers between funds	94,625	(69,571)	(1,065,437)	(21,922)	(1,312,413)	292,923	(1,703,479)	(26,087)
Surrenders (notes 2, 3, 4, 5 and 6)	(90,132)	(76,274)	(11,305)	(89,213)	(85,200)	(174,940)	(135,661)	(280,374)
Adjustments to maintain reserves	(38)	4	(1)	(3,836)	5	(10)	2	3

Net equity transactions	98,363	(129,008)	(1,066,665)	(77,700)	(1,350,813)	182,039	(1,779,941)	(229,888)

Net change in contract owners’ equity	336,400	(3,938)	(1,128,195)	227,604	(1,564,993)	388,672	(2,011,818)	217,849
Contract owners’ equity at beginning of period	514,282	518,220	1,128,195	900,591	1,564,993	1,176,321	2,011,818	1,793,969

Contract owners’ equity at end of period	$850,682	514,282	-	1,128,195	-	1,564,993	-	2,011,818

CHANGE IN UNITS:
Beginning units	12,162	15,298	48,951	52,494	145,016	127,039	92,330	103,246
Units purchased	3,369	725	745	2,334	7,238	38,773	3,655	5,114
Units surrendered	(2,781)	(3,861)	(49,696)	(5,877)	(152,254)	(20,796)	(95,985)	(16,030)

Ending units	12,750	12,162	-	48,951	-	145,016	-	92,330

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCAP		NVLMP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$266	1,228	2,044	6,846
Realized gain (loss) on investments	3,249	1,129	(10,404)	1,054
Change in unrealized gain (loss) on investments	(6,064)	8,737	(19,227)	41,366
Reinvested capital gains	953	1,342	22,214	7,538

Net increase (decrease) in contract owners’ equity resulting from operations	(1,596)	12,436	(5,373)	56,804

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,490	11,597	18,225	50,106
Transfers between funds	(75,082)	(2,989)	(378,679)	22,760
Surrenders (notes 2, 3, 4, 5 and 6)	(4,248)	(3,957)	(41,464)	(20,753)
Adjustments to maintain reserves	3	(6)	(3)	-

Net equity transactions	(74,837)	4,645	(401,921)	52,113

Net change in contract owners’ equity	(76,433)	17,081	(407,294)	108,917
Contract owners’ equity at beginning of period	76,433	59,352	407,294	298,377

Contract owners’ equity at end of period	$-	76,433	-	407,294

CHANGE IN UNITS:
Beginning units	4,697	4,373	26,736	23,055
Units purchased	346	756	1,301	5,457
Units surrendered	(5,043)	(432)	(28,037)	(1,776)

Ending units	-	4,697	-	26,736

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-7 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 4, 2004. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers four Individual Flexible Premium Variable Life Insurance Policies through the Separate Account: The Best of America Next Generation® II FPVUL; Nationwide® Options Select (offered in the State of New York); Nationwide YourLife® Accumulation VUL - NY (offered in the State of New York); and Nationwide YourLife® Protection VUL - NY (offered in the State of New York). The Company offers a Last Survivor Flexible Premium Adjustable Variable Universal Life Insurance Policy: Nationwide YourLife® Survivorship VUL- NY (offered in the State of New York).

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)

DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)

DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)

DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)

DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)

DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)

DWS INVESTMENT MANAGEMENT AMERICAS, INC.

Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)

Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)*

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)*

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)*

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)*

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)*

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)*

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)*

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)*

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)*

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)*

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)*

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)*

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)*

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)*

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)*

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)*

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)*

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)*

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)

MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)

PIMCO FUNDS

PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)

PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)	7/28/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4/30/2020
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	6/21/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	6/13/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	6/13/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	6/13/2019

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG1	Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares	OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLCAP	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P	NVDCAP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P	10/23/2020
NVLMP	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P	NVIDMP	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:
Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAEI	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares	Janus Henderson VIT Enterprise Portfolio: Institutional Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
NCPG	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I	5/1/2020
NCPGI	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVCCA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I	5/1/2020
NVCCN1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I	5/1/2020
NVCMA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I	5/1/2020
NVCMC1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I	5/1/2020
NVCMD1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I	5/1/2020
NVCRA1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I	5/1/2020
NVCRB1	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.0% - 0.60% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	0.50% - 6.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.00 - $83.34 per $1,000 of a policy’s net amount at risk
Underwriting and Distribution Charge- assessed through a surrender of units	$0.00 - $0.74 per $1,000 of specified amount
Administrative Charge - assessed through a surrender of units	$8.75 - $20.00 per policy, per month
Surrender Charge - assessed through a surrender of units	$0.00 - $56.00 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% - 4.50% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.00 - $28.65 per $1,000 of the rider’s net amount risk
Acceleration of Life Insurance Death Benefit for Qualified Long-Term Care Services Rider Charge	0.00 - $13.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $855 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 - $315 per $1,000 of the rider’s benefit amount
Additional Term Insurance/Additional Protection Rider Charge	$0.01 - $83.34 per $1,000 of the rider’s death benefit
Overloan Lapse Protection/Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked
Extended Death Benefit Guarantee Rider Charge	$0.01 - $0.16 of elected policy specified amount coverage
Four Year Term Insurance Rider Charge	$0.01 - $83.34 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Wealth Guard Rider Charge	$0.58 - $1.25 per $1,000 of cash value

For the years ended December 31, 2020 and 2019, total front-end sales charge deductions were $984,991 and $1,183,628, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

For the Best of America Next Generation® II FPVUL and the Nationwide® Options Select - NY policies, the Company deducts a charge as follows:

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $25,000 of variable cash value, 0.30% for the next $225,000 in variable cash value, and 0.10% for variable cash value in excess of $250,000.

In policy years 11 through 20, the Company deducts an annualized charge of 0.30% on the first $25,000 of variable cash value, 0.20% on the next $225,000 of variable cash value, and 0.05% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

For Nationwide® YourLife Accumulation VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 10, the Company deducts an annualized charge of 0.60% on the first $250,000 of variable cash value and 0.00% for variable cash value in excess of $250,000.

For Nationwide® YourLife Protection VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $250,000 of variable cash value, and 0.30% for variable cash value in excess of $250,000.

In policy years 16 and later, the Company deducts an annualized charge of 0.30% on the first $250,000 of variable cash value, 0.20% for variable cash value in excess of $250,000.

For Nationwide YourLife® Survivorship VUL – NY policies, the Company deducts a charge as follows:

In policy years 1 through 15, the Company deducts an annualized charge of 0.80% on the first $225,000 in variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 16 through 20, the Company deducts an annualized charge of 0.50% on the first $225,000 of variable cash value, and 0.50% for variable cash value in excess of $250,000.

In policy years 21 and later, the Company does not deduct charges on any variable cash values.

The above charges are assessed monthly against each policy by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary date. For Best of America Next Generation® II FPVUL policies, Nationwide® Options Select - NY policies, Nationwide YourLife® Accumulation VUL – NY policies and Nationwide YourLife® Survivorship VUL - NY policies, the maximum guaranteed and current loan interest charged is 3.9%. For Nationwide YourLife® Protection VUL – NY policies, the maximum guaranteed loan interest charged is 4.5%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $9,014,924 and $8,772,746, respectively, and total transfers from the Separate Account to the fixed account were $13,264,722 and $9,628,168, respectively.

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$455,378,405	$-	$-	$455,378,405

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVDAA	$67,203	$22,561
ALVIVB	1,355	37,963
ALVSVA	233,342	606,476
ACVIP1	48,476	67,718
ACVIP2	74,147	345,997
ACVMV1	327,864	759,682
BRVGA1	301,009	133,378
BRVHYI	339,269	119,278
MLVGA2	345,394	559,484
DCAP	263,430	675,678
DSIF	811,592	597,423
DVSCS	510,058	532,561
DWVSVS	43,347	30,388
DFVGB	52,396	40,121
DFVGMI	10,502	30,643
DFVIPS	90,383	111,871
DFVIS	56,368	46,296
DFVIV	61,250	176,409
DFVSTF	65,430	150,612
DFVULV	40,201	135,742
DFVUTV	42,218	29,033
DSGIBA	175,306	60,808
FQB	120,545	119,922
FCS	747,000	159,044
FEIS	612,686	615,111
FEMS	162,794	175,477
FF10S	144,272	122,309
FF20S	886,929	115,914
FF30S	676,679	741,445
FGS	2,103,047	1,699,672
FIGBS	753,305	967,611

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FMCS	468,771	798,241
FNRS2	375,830	385,463
FOS	169,979	244,102
FRESS	33,452	51,736
FVSS	52,153	58,016
FTVDM2	160,688	139,707
FTVFA1	20,981	10,028
FTVFA2	237,396	331,160
FTVGB1	134,549	297,946
FTVGI2	275,220	445,184
FTVIS1	112,410	110,898
FTVIS2	245,082	312,805
FTVRDI	347,064	228,789
FTVSVI	691,617	430,685
TIF2	164,501	215,632
GVGMNS	34,814	42,358
GVMSAS	1,740	604
RVARS	58,146	147,938
ACEG	131,699	123,370
AVMCCI	11,749	9,759
IVBRA1	428,447	560,744
OVAG	1,142,215	142,305
OVGI	641,906	800,489
OVGS	379,346	911,881
OVIG	710,758	107,944
OVSB	42,061	31,180
OVSC	157,197	824,433
WRASP	305,136	813,275
WRBDP	575	57
WRBP	1,931	676
WRGNR	344	24
WRHIP	139,487	307,084
WRMCG	754,048	261,661
WRPAP	3,815	445
WRPMAP	2,848	296
WRSCP	300	54
WRSTP	1,904	866
JACAS	1,103,683	653,134
JAEI	1,146,114	504,019
JAGTS	3,232,754	3,041,520
JAIGS	89,433	413,479
LOVTRC	181,791	50,241
MNDIC	410,074	721,227
MV2IGI	1,626,652	3,307,810
MV3MVI	5,279	61
MVFIC	957,877	2,132,663
MVIGIC	38,603	1,180
MVIVIC	129,207	263,495
MVIVSC	219,785	880,115
MSVFI	77,165	34,652
DTRTFB	48,056	69,546
EIF	538,931	416,288
GBF	760,346	1,767,102
GEM	241,968	390,988
GIG	59,423	250,770
GVAAA2	1,879,947	1,348,617
GVABD2	52,600	49,736
GVAGG2	555,214	639,303
GVAGI2	360,456	219,233
GVAGR2	1,262,180	607,031

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

GVDMA	3,840,458	3,754,456
GVDMC	56,412	241,384
GVEX1	3,264,328	1,791,706
GVIDA	1,033,971	1,034,939
GVIDC	183,017	66,157
GVIDM	1,772,312	3,157,897
GVIX2	83,269	167,152
HIBF	148,352	204,538
IDPG	35,700	74,978
IDPGI	23,632	38,829
MCIF	518,640	909,344
MSBF	245,197	404,052
NCPG	130,019	23,140
NCPGI	30,534	16,650
NVAMV1	330,293	1,614,009
NVAMVX	2,782,076	113,032
NVBX	293,175	33,602
NVCBD1	82,910	164,689
NVCCA1	515,048	293,872
NVCCN1	166,113	118,000
NVCMA1	1,007,637	1,226,242
NVCMC1	29,851	35,411
NVCMD1	732,251	1,469,848
NVCRA1	501,635	280,787
NVCRB1	274,188	142,010
NVDBL2	232,298	205,955
NVDBLP	64,496	17,954
NVDCA2	30,153	128,879
NVDCAP	255,188	105,697
NVDMAP	354,094	159,420
NVDMCP	77,240	25,945
NVFIII	26,846	26,204
NVGEII	7,904	4,664
NVIDAP	411,536	138,561
NVIDCP	141,231	5,545
NVIDMP	1,231,887	124,903
NVIE6	1,889	46,385
NVIX	137,750	36,488
NVLCP1	1,577,993	77,144
NVMIG1	1,281,172	427,659
NVMIVX	1,804,532	319,295
NVMLG1	3,159,242	852,521
NVMMG1	1,067,736	1,126,795
NVMMV1	26,109	3,603
NVMMV2	156,854	385,302
NVNMO1	148,763	245,893
NVNSR2	264,152	1,024,668
NVOLG1	2,407,107	2,131,905
NVRE1	269,276	673,067
NVSIX2	192,329	194,708
NVSTB1	30,499	11,223
NVSTB2	89,826	53,301
NVTIV3	96,163	345,354
SAM	11,363,050	6,173,162
SAM5	2,887,033	2,217,750
SCF	207,044	249,332
SCGF	313,692	390,006
SCVF	76,415	204,692
TRF	453,336	515,164
AMMCGS	25,298	211,871

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

AMSRS	63,326	80,224
AMTB	166,887	265,998
NOTB3	48,914	20,869
NOTG3	69,025	26,206
NOTMG3	38,517	8,095
PMVAAA	94,190	55,610
PMVFBA	65,928	55,331
PMVLDA	405,339	830,108
PMVRSA	54,922	46,268
PMVTRA	378,005	547,453
PVEIB	81,733	36,652
PVGOB	615,895	272,551
TRHS2	1,311,138	1,204,947
TRHSP	867,670	450,018
VWHA	319,159	579,842
VRVDRI	7,073	4,382
WFVSCG	312,054	184,463
GVDIVI	235,081	1,462,355
IVKMG1	337,939	1,088,865
NVLCAP	5,519	79,140
NVLMP	31,958	409,617
NVMLV1	938,548	1,978,224

	$88,985,465	$82,821,629

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020	0.00%	11,130	$15.93	$177,336	1.92%	5.02%
2019	0.00%	8,152	15.17	123,675	1.82%	15.51%
2018	0.00%	10,689	13.13	140,386	2.13%	-7.07%
2017	0.00%	7,091	14.13	100,213	2.01%	14.67%
2016	0.00%	7,995	12.32	98,536	0.72%	3.59%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.00%	1,092	9.22	10,071	1.29%	2.21%
2019	0.00%	5,875	9.02	53,013	2.11%	16.79%
2018	0.00%	1,138	7.73	8,792	1.19%	-22.74%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.00%	78,373	26.27	2,059,241	0.97%	3.37%
2019	0.00%	102,920	25.42	2,616,068	0.59%	20.10%
2018	0.00%	104,197	21.17	2,205,335	0.48%	-15.03%
2017	0.00%	107,977	24.91	2,689,541	0.45%	13.15%
2016	0.00%	104,006	22.01	2,289,611	0.59%	25.09%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.00%	30,376	12.34	374,716	1.58%	9.81%
2019	0.00%	32,557	11.23	365,751	2.54%	9.16%
2018	0.00%	34,926	10.29	359,453	3.07%	-2.57%
2017	0.00%	37,504	10.56	396,173	2.48%	3.92%
2016	0.00%	79,887	10.16	812,020	2.10%	4.71%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.00%	59,426	17.88	1,062,686	1.31%	9.55%
2019	0.00%	76,317	16.32	1,245,723	2.31%	8.90%
2018	0.00%	84,420	14.99	1,265,344	2.87%	-2.82%
2017	0.00%	83,460	15.42	1,287,236	2.46%	3.67%
2016	0.00%	115,932	14.88	1,724,740	1.84%	4.39%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.00%	89,860	42.07	3,780,280	1.79%	1.21%
2019	0.00%	103,200	41.57	4,289,531	2.06%	29.15%
2018	0.00%	107,010	32.18	3,443,983	1.42%	-12.84%
2017	0.00%	111,972	36.92	4,134,330	1.55%	11.69%
2016	0.00%	116,973	33.06	3,866,811	1.69%	22.85%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class I (BRVGA1)
2020	0.00%	99,266	18.81	1,866,950	1.36%	21.01%
2019	0.00%	95,413	15.54	1,482,945	1.34%	17.99%
2018	0.00%	93,251	13.17	1,228,365	0.97%	-7.34%
2017	0.00%	91,672	14.22	1,303,175	1.38%	13.86%
2016	0.00%	89,788	12.49	1,121,038	1.43%	4.11%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2020	0.00%	35,001	12.45	435,744	4.81%	7.27%
2019	0.00%	17,863	11.61	207,323	5.43%	15.29%
2018	0.00%	12,094	10.07	121,750	5.53%	-2.66%
2017	0.00%	7,065	10.34	73,063	2.07%	3.42%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2020	0.00%	123,815	25.61	3,170,953	1.13%	20.80%
2019	0.00%	142,097	21.20	3,012,441	1.16%	17.83%
2018	0.00%	153,420	17.99	2,760,275	0.75%	-7.52%
2017	0.00%	186,437	19.45	3,627,014	1.13%	13.74%
2016	0.00%	212,480	17.10	3,634,229	1.08%	3.96%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.00%	40,427	43.13	1,743,760	0.77%	23.69%
2019	0.00%	55,772	34.87	1,944,911	1.17%	36.10%
2018	0.00%	65,689	25.62	1,683,175	1.26%	-6.85%
2017	0.00%	69,417	27.51	1,909,533	1.34%	27.33%
2016	0.00%	73,062	21.60	1,578,403	1.65%	7.90%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.00%	180,791	42.06	7,604,478	1.58%	18.01%
2019	0.00%	189,913	35.64	6,769,192	1.73%	31.18%
2018	0.00%	200,324	27.17	5,442,977	1.68%	-4.63%
2017	0.00%	191,812	28.49	5,464,989	1.66%	21.54%
2016	0.00%	229,698	23.44	5,384,645	2.02%	11.71%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.00%	91,724	40.00	3,669,140	1.05%	10.64%
2019	0.00%	98,180	36.16	3,549,805	0.88%	22.21%
2018	0.00%	110,427	29.58	3,266,943	0.82%	-8.97%
2017	0.00%	119,370	32.50	3,879,711	0.67%	12.40%
2016	0.00%	130,171	28.92	3,763,925	0.90%	25.73%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.00%	15,516	18.54	287,604	1.06%	-2.18%
2019	0.00%	15,820	18.95	299,762	0.78%	27.72%
2018	0.00%	16,561	14.84	245,699	0.56%	-16.94%
2017	0.00%	16,144	17.86	288,372	0.57%	11.76%
2016	0.00%	10,534	15.98	168,368	0.64%	31.08%
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)
2020	0.00%	18,066	11.96	216,095	0.03%	1.46%
2019	0.00%	17,046	11.79	200,963	2.67%	4.19%
2018	0.00%	15,419	11.32	174,479	5.22%	1.75%
2017	0.00%	13,111	11.12	145,814	1.94%	2.11%
2016	0.00%	11,021	10.89	120,034	2.68%	1.73%
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2020	0.00%	7,660	13.36	102,311	1.00%	11.29%
2019	0.00%	9,510	12.00	114,135	2.93%	18.12%
2018	0.00%	5,743	10.16	58,349	3.03%	-6.90%
2017	0.00%	6,171	10.91	67,342	0.00%	9.13%	****
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2020	0.00%	15,298	12.32	188,515	1.21%	11.72%
2019	0.00%	17,891	11.03	197,345	1.43%	8.46%
2018	0.00%	22,081	10.17	224,569	2.11%	-1.33%
2017	0.00%	19,810	10.31	204,191	4.28%	3.27%
2016	0.00%	754	9.98	7,526	0.00%	-0.19%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2020	0.00%	11,438	20.00	228,704	2.25%	9.41%
2019	0.00%	11,118	18.27	203,178	2.91%	23.90%
2018	0.00%	10,594	14.75	156,258	1.87%	-19.77%
2017	0.00%	8,514	18.38	156,526	3.18%	29.95%
2016	0.00%	4,355	14.15	61,613	2.85%	6.23%
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)
2020	0.00%	11,535	14.79	170,636	1.93%	-1.76%
2019	0.00%	22,600	15.06	340,325	3.56%	15.86%
2018	0.00%	22,904	13.00	297,693	2.72%	-17.08%
2017	0.00%	21,377	15.68	335,096	4.03%	25.81%
2016	0.00%	7,171	12.46	89,350	3.89%	9.11%
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)
2020	0.00%	5,934	10.78	63,969	0.40%	0.60%
2019	0.00%	13,891	10.72	148,855	3.13%	2.52%
2018	0.00%	5,126	10.45	53,582	1.76%	1.78%
2017	0.00%	4,075	10.27	41,852	1.31%	0.83%
2016	0.00%	2,371	10.19	24,150	0.92%	0.79%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2020	0.00%	16,240	24.96	405,362	2.02%	-1.37%
2019	0.00%	21,613	25.31	546,997	2.23%	25.78%
2018	0.00%	21,291	20.12	428,389	2.17%	-12.12%
2017	0.00%	22,044	22.89	504,688	2.03%	19.08%
2016	0.00%	20,890	19.23	401,636	1.96%	18.87%
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2020	0.00%	7,950	23.16	184,140	1.89%	3.98%
2019	0.00%	7,057	22.27	157,194	1.62%	22.56%
2018	0.00%	5,895	18.17	107,141	0.86%	-15.87%
2017	0.00%	7,139	21.60	154,225	1.08%	9.77%
2016	0.00%	6,218	19.68	122,377	1.15%	27.49%
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2020	0.00%	46,428	14.57	676,524	3.10%	8.28%
2019	0.00%	40,081	13.46	539,391	3.52%	20.16%
2018	0.00%	29,986	11.20	335,820	2.78%	-7.66%
2017	0.00%	13,284	12.13	161,117	1.92%	16.54%
2016	0.00%	10,134	10.41	105,469	0.00%	4.07%	****
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.00%	60,526	20.07	1,214,979	2.70%	8.12%
2019	0.00%	62,384	18.57	1,158,240	2.90%	9.44%
2018	0.00%	64,836	16.96	1,099,899	3.08%	-0.59%
2017	0.00%	66,734	17.07	1,138,850	3.20%	4.04%
2016	0.00%	68,273	16.40	1,119,922	3.59%	3.82%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2020	0.00%	15,533	49.74	772,618	0.16%	30.43%
2019	0.00%	2,863	38.14	109,182	0.29%	31.45%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2020	0.00%	192,646	29.18	5,621,272	1.73%	6.55%
2019	0.00%	205,997	27.39	5,641,560	1.87%	27.32%
2018	0.00%	234,566	21.51	5,045,360	2.20%	-8.40%
2017	0.00%	238,886	23.48	5,609,463	1.64%	12.80%
2016	0.00%	245,479	20.82	5,110,006	2.37%	17.90%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2020	0.00%	16,290	14.13	230,152	1.21%	31.17%
2019	0.00%	21,677	10.77	233,480	2.88%	29.30%
2018	0.00%	29	8.33	242	0.87%	-16.70%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.00%	36,523	26.41	964,413	1.21%	12.39%
2019	0.00%	37,612	23.49	883,663	2.03%	16.00%
2018	0.00%	38,707	20.25	783,965	1.53%	-4.10%
2017	0.00%	40,297	21.12	851,099	1.40%	12.99%
2016	0.00%	46,792	18.69	874,655	1.34%	5.28%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.00%	142,512	29.45	4,197,492	1.37%	14.92%
2019	0.00%	122,412	25.63	3,137,506	1.97%	20.01%
2018	0.00%	125,750	21.36	2,685,697	1.40%	-5.98%
2017	0.00%	139,339	22.72	3,165,092	1.41%	16.47%
2016	0.00%	141,218	19.50	2,754,164	1.39%	6.04%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.00%	163,443	33.05	5,402,336	1.15%	16.76%
2019	0.00%	176,878	28.31	5,007,347	1.91%	24.37%
2018	0.00%	177,599	22.76	4,042,467	1.25%	-7.88%
2017	0.00%	188,118	24.71	4,648,372	1.37%	20.82%
2016	0.00%	174,747	20.45	3,573,994	1.53%	6.52%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2020	0.00%	149,928	59.50	8,920,886	0.06%	43.75%
2019	0.00%	154,665	41.39	6,402,871	0.16%	34.18%
2018	0.00%	177,407	30.85	5,472,552	0.15%	-0.27%
2017	0.00%	169,222	30.93	5,234,454	0.12%	35.00%
2016	0.00%	169,718	22.91	3,888,703	0.00%	0.71%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.00%	231,344	20.20	4,673,139	2.14%	9.25%
2019	0.00%	247,950	18.49	4,584,313	2.61%	9.58%
2018	0.00%	258,379	16.87	4,359,469	2.44%	-0.63%
2017	0.00%	258,728	16.98	4,393,128	2.25%	4.16%
2016	0.00%	287,884	16.30	4,693,052	2.30%	4.63%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.00%	207,746	41.91	8,706,819	0.56%	18.04%
2019	0.00%	218,295	35.51	7,750,784	0.78%	23.35%
2018	0.00%	240,070	28.79	6,910,474	0.55%	-14.64%
2017	0.00%	262,933	33.72	8,866,549	0.61%	20.70%
2016	0.00%	300,239	27.94	8,388,022	0.44%	12.11%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.00%	206,833	11.29	2,334,992	2.61%	-32.88%
2019	0.00%	207,444	16.82	3,489,102	1.75%	9.82%
2018	0.00%	222,745	15.32	3,411,351	0.68%	-24.77%
2017	0.00%	185,697	20.36	3,780,193	1.55%	-2.78%
2016	0.00%	161,229	20.94	3,375,793	0.50%	33.51%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2020	0.00%	204,051	14.65	2,989,242	0.35%	15.49%
2019	0.00%	212,436	12.68	2,694,573	1.72%	27.67%
2018	0.00%	208,975	9.93	2,076,139	1.41%	-14.88%
2017	0.00%	217,178	11.67	2,534,934	1.38%	30.10%
2016	0.00%	208,314	8.97	1,868,893	1.38%	-5.12%
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2020	0.00%	8,973	11.09	99,523	2.00%	-6.61%
2019	0.00%	11,422	11.88	135,646	2.21%	23.09%
2018	0.00%	5,844	9.65	56,386	3.08%	-6.31%
2017	0.00%	10,285	10.30	105,914	0.25%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.00%	5,742	31.46	180,630	1.33%	8.18%
2019	0.00%	6,962	29.08	202,449	1.62%	34.29%
2018	0.00%	5,207	21.65	112,752	0.79%	-17.33%
2017	0.00%	6,660	26.19	174,447	1.41%	19.21%
2016	0.00%	6,830	21.97	150,072	0.94%	9.48%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.00%	95,235	15.63	1,488,096	4.10%	17.18%
2019	0.00%	100,606	13.34	1,341,715	1.01%	26.70%
2018	0.00%	114,309	10.53	1,203,239	0.83%	-15.79%
2017	0.00%	133,346	12.50	1,666,901	0.98%	40.41%
2016	0.00%	136,347	8.90	1,213,912	0.82%	17.44%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 1 (FTVFA1)
2020	0.00%	2,987	20.11	60,060	1.69%	12.19%
2019	0.00%	3,294	17.92	59,037	3.82%	20.04%
2018	0.00%	3,039	14.93	45,374	3.50%	-9.34%
2017	0.00%	3,666	16.47	60,371	2.88%	12.17%
2016	0.00%	3,671	14.68	53,895	4.14%	13.43%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.00%	34,585	19.87	687,342	1.56%	11.74%
2019	0.00%	52,167	17.79	927,814	4.05%	19.86%
2018	0.00%	74,227	14.84	1,101,430	3.01%	-9.65%
2017	0.00%	83,085	16.42	1,364,523	2.58%	11.98%
2016	0.00%	89,666	14.67	1,315,085	3.80%	13.18%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2020	0.00%	61,235	11.27	690,313	8.56%	-5.07%
2019	0.00%	81,981	11.88	973,579	6.79%	2.26%
2018	0.00%	113,177	11.61	1,314,384	0.00%	2.21%
2017	0.00%	113,666	11.36	1,291,464	0.00%	2.15%
2016	0.00%	108,677	11.12	1,208,742	0.00%	3.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.00%	193,243	9.97	1,927,494	8.54%	-5.28%
2019	0.00%	227,910	10.53	2,400,022	7.21%	2.01%
2018	0.00%	275,864	10.32	2,847,681	0.00%	1.94%
2017	0.00%	275,857	10.13	2,793,466	0.00%	1.93%
2016	0.00%	320,924	9.94	3,188,442	0.00%	2.94%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 1 (FTVIS1)
2020	0.00%	18,489	16.88	312,127	5.95%	0.97%
2019	0.00%	20,221	16.72	338,086	5.54%	16.42%
2018	0.00%	19,321	14.36	277,476	4.92%	-4.09%
2017	0.00%	22,422	14.97	336,036	4.06%	9.94%
2016	0.00%	21,895	13.62	298,208	4.97%	14.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.00%	102,370	22.35	2,288,077	5.98%	0.69%
2019	0.00%	112,466	22.20	2,496,411	5.39%	16.06%
2018	0.00%	120,079	19.13	2,296,599	4.76%	-4.30%
2017	0.00%	136,887	19.99	2,735,808	4.14%	9.67%
2016	0.00%	149,609	18.22	2,726,361	4.49%	14.02%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2020	0.00%	82,555	41.19	3,400,480	1.50%	16.23%
2019	0.00%	84,551	35.44	2,996,438	1.49%	29.58%
2018	0.00%	88,308	27.35	2,415,085	1.47%	-4.84%
2017	0.00%	95,893	28.74	2,755,954	1.69%	20.85%
2016	0.00%	106,138	23.78	2,524,155	1.63%	16.33%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2020	0.00%	158,094	35.35	5,588,629	1.70%	5.41%
2019	0.00%	161,036	33.54	5,400,596	1.29%	26.72%
2018	0.00%	170,281	26.46	4,506,340	1.12%	-12.69%
2017	0.00%	174,174	30.31	5,279,082	0.72%	10.92%
2016	0.00%	196,974	27.33	5,382,579	1.06%	30.54%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.00%	171,000	9.61	1,642,819	3.32%	-1.16%
2019	0.00%	183,230	9.72	1,780,994	1.74%	12.53%
2018	0.00%	225,424	8.64	1,947,166	2.66%	-15.44%
2017	0.00%	222,644	10.22	2,274,340	2.53%	16.69%
2016	0.00%	208,860	8.75	1,828,343	2.02%	7.18%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.00%	2,012	15.09	30,352	0.26%	4.11%
2019	0.00%	2,670	14.49	38,687	1.32%	11.94%
2018	0.00%	4,672	12.94	60,477	1.50%	-4.34%
2017	0.00%	1,318	13.53	17,834	0.29%	13.11%
2016	0.00%	1,501	11.96	17,956	0.28%	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	0.00%	413	11.02	4,551	2.17%	6.72%
2019	0.00%	313	10.33	3,232	1.10%	8.82%
2018	0.00%	1,657	9.49	15,722	2.17%	-5.12%	****
Guggenheim Variable Fund-Multi-Hedge Strategies (RVARS)
2020	0.00%	12,226	11.77	143,872	1.15%	7.39%
2019	0.00%	20,254	10.96	221,945	2.20%	5.01%
2018	0.00%	25,682	10.43	267,991	0.00%	-5.07%
2017	0.00%	24,750	10.99	272,072	0.00%	3.67%
2016	0.00%	15,215	10.60	161,328	0.09%	-0.48%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2020	0.00%	23,231	38.01	883,120	0.07%	42.35%
2019	0.00%	26,097	26.70	696,907	0.00%	36.76%
2018	0.00%	27,945	19.53	545,687	0.00%	-3.62%
2017	0.00%	32,529	20.26	659,082	0.08%	27.34%
2016	0.00%	36,616	15.91	582,603	0.00%	2.27%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2020	0.00%	2,956	20.54	60,722	0.71%	9.25%
2019	0.00%	3,563	18.80	66,995	0.50%	25.28%
2018	0.00%	3,676	15.01	55,174	0.52%	-11.35%
2017	0.00%	3,772	16.93	63,863	0.61%	14.92%
2016	0.00%	1,363	14.73	20,081	0.10%	13.43%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.00%	113,421	14.45	1,638,866	7.49%	10.22%
2019	0.00%	140,308	13.11	1,839,302	0.00%	15.21%
2018	0.00%	140,920	11.38	1,603,498	1.45%	-6.46%
2017	0.00%	175,238	12.16	2,131,707	4.18%	10.16%
2016	0.00%	176,777	11.04	1,952,128	0.48%	11.64%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.00%	100,972	14.83	1,497,079	0.00%	48.27%	****
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.00%	140,620	37.68	5,298,184	1.45%	13.94%
2019	0.00%	161,907	33.07	5,353,763	1.07%	32.08%
2018	0.00%	174,937	25.04	4,379,616	1.15%	-7.89%
2017	0.00%	191,799	27.18	5,212,828	1.23%	16.91%
2016	0.00%	206,612	23.25	4,803,252	1.13%	11.62%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.00%	181,966	31.26	5,688,323	0.69%	27.64%
2019	0.00%	211,518	24.49	5,180,395	0.90%	31.79%
2018	0.00%	218,071	18.58	4,052,665	1.00%	-13.18%
2017	0.00%	223,738	21.41	4,789,154	0.94%	36.66%
2016	0.00%	228,528	15.66	3,579,358	1.04%	0.08%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.00%	111,939	14.65	1,640,134	1.16%	21.50%
2019	0.00%	60,772	12.06	732,861	1.09%	28.60%
2018	0.00%	67,531	9.38	633,247	0.84%	-19.42%
2017	0.00%	127,298	11.64	1,481,312	1.75%	26.29%
2016	0.00%	50,417	9.21	464,548	1.00%	-2.12%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.00%	28,634	12.67	362,838	5.88%	3.40%
2019	0.00%	29,420	12.25	360,536	3.76%	10.80%
2018	0.00%	32,006	11.06	353,984	5.12%	-4.40%
2017	0.00%	34,203	11.57	395,683	2.27%	6.27%
2016	0.00%	34,280	10.89	373,168	4.99%	6.53%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.00%	66,044	42.95	2,836,574	0.59%	19.93%
2019	0.00%	88,523	35.81	3,170,269	0.20%	26.47%
2018	0.00%	103,215	28.32	2,922,765	0.30%	-10.32%
2017	0.00%	108,717	31.58	3,432,946	0.85%	14.16%
2016	0.00%	106,704	27.66	2,951,561	0.50%	18.05%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.00%	203,887	18.81	3,835,544	2.05%	13.88%
2019	0.00%	243,000	16.52	4,014,263	2.15%	21.78%
2018	0.00%	256,744	13.57	3,482,830	1.80%	-5.44%
2017	0.00%	293,257	14.35	4,206,940	1.52%	18.27%
2016	0.00%	356,193	12.13	4,320,373	0.58%	-2.57%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	0.00%	295	17.80	5,250	2.51%	10.97%
2019	0.00%	273	16.04	4,378	2.71%	12.18%
2018	0.00%	254	14.30	3,631	2.09%	-1.90%
2017	0.00%	232	14.57	3,381	1.56%	4.01%
2016	0.00%	212	14.01	2,971	2.35%	4.03%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	0.00%	298	26.18	7,801	1.38%	14.11%
2019	0.00%	262	22.94	6,010	1.71%	22.09%
2018	0.00%	224	18.79	4,209	1.54%	-3.24%
2017	0.00%	185	19.42	3,592	1.54%	11.37%
2016	0.00%	134	17.44	2,336	1.68%	2.03%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	0.00%	474	4.68	2,217	2.29%	-11.99%
2019	0.00%	412	5.32	2,190	0.98%	9.46%
2018	0.00%	369	4.86	1,792	0.30%	-23.23%
2017	0.00%	319	6.33	2,018	0.14%	2.97%
2016	0.00%	284	6.14	1,745	0.68%	23.81%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.00%	28,907	25.34	732,404	7.50%	6.03%
2019	0.00%	38,631	23.90	923,133	6.50%	11.19%
2018	0.00%	47,880	21.49	1,028,983	6.32%	-2.11%
2017	0.00%	48,181	21.96	1,057,824	5.67%	6.68%
2016	0.00%	55,419	20.58	1,140,568	7.33%	16.19%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.00%	25,105	58.22	1,461,496	0.00%	49.00%
2019	0.00%	15,546	39.07	607,389	0.00%	37.94%
2018	0.00%	12,076	28.32	342,042	0.00%	-0.06%
2017	0.00%	11,016	28.34	312,199	0.00%	26.89%
2016	0.00%	12,274	22.33	274,126	0.00%	6.12%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020	0.00%	671	27.55	18,486	1.43%	15.70%
2019	0.00%	618	23.81	14,715	2.70%	23.24%
2018	0.00%	570	19.32	11,013	1.77%	-4.27%
2017	0.00%	538	20.18	10,858	0.89%	19.83%
2016	0.00%	502	16.84	8,455	1.48%	4.80%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.00%	585	25.45	14,890	1.71%	15.12%
2019	0.00%	550	22.11	12,161	2.64%	21.40%
2018	0.00%	507	18.21	9,234	1.69%	-4.71%
2017	0.00%	462	19.11	8,830	0.80%	16.72%
2016	0.00%	413	16.38	6,763	1.55%	4.52%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	0.00%	158	35.69	5,639	0.00%	37.66%
2019	0.00%	152	25.92	3,941	0.00%	23.37%
2018	0.00%	146	21.01	3,068	0.38%	-4.11%
2017	0.00%	137	21.92	3,002	0.00%	23.12%
2016	0.00%	129	17.80	2,296	0.00%	2.91%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	0.00%	199	58.16	11,573	0.00%	35.36%
2019	0.00%	203	42.96	8,722	0.00%	49.48%
2018	0.00%	200	28.74	5,748	0.00%	-5.23%
2017	0.00%	189	30.33	5,732	0.00%	32.12%
2016	0.00%	188	22.96	4,316	0.00%	1.54%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.00%	80,036	58.76	4,703,034	0.17%	39.03%
2019	0.00%	76,892	42.26	3,249,772	0.02%	36.85%
2018	0.00%	83,802	30.88	2,588,067	1.23%	1.72%
2017	0.00%	82,297	30.36	2,498,630	0.00%	29.99%
2016	0.00%	79,105	23.36	1,847,548	0.86%	1.94%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares (JAEI)
2020	0.00%	104,871	18.73	1,964,737	0.09%	19.47%
2019	0.00%	67,605	15.68	1,060,121	0.21%	35.49%
2018	0.00%	52,378	11.57	606,226	0.32%	-0.41%
2017	0.00%	11,334	11.62	131,726	0.01%	16.22%	****
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.00%	122,836	56.58	6,949,467	0.00%	50.73%
2019	0.00%	131,184	37.53	4,923,927	0.38%	44.82%
2018	0.00%	101,415	25.92	2,628,504	1.10%	0.91%
2017	0.00%	101,756	25.68	2,613,570	0.45%	44.91%
2016	0.00%	75,015	17.72	1,329,590	0.13%	13.85%
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.00%	183,388	13.96	2,560,895	1.20%	16.02%
2019	0.00%	214,294	12.04	2,579,170	1.85%	26.71%
2018	0.00%	225,720	9.50	2,144,084	1.68%	-15.14%
2017	0.00%	233,028	11.19	2,608,284	1.57%	30.80%
2016	0.00%	249,106	8.56	2,131,633	5.32%	-6.71%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.00%	46,984	12.04	565,915	2.62%	7.43%
2019	0.00%	37,692	11.21	422,609	2.44%	8.41%
2018	0.00%	48,114	10.34	497,615	4.35%	-1.03%
2017	0.00%	21,776	10.45	227,552	6.56%	3.86%
2016	0.00%	3,193	10.06	32,125	4.44%	0.61%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2020	0.00%	48,470	37.44	1,814,821	0.00%	45.89%
2019	0.00%	64,683	25.67	1,660,101	0.00%	41.70%
2018	0.00%	44,495	18.11	805,908	0.00%	-1.48%
2017	0.00%	30,506	18.38	560,809	0.00%	26.65%
2016	0.00%	33,121	14.51	480,741	0.00%	9.05%
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2020	0.00%	64,365	23.22	1,494,450	0.53%	22.53%
2019	0.00%	164,483	18.95	3,116,922	0.59%	39.95%
2018	0.00%	176,439	13.54	2,389,014	0.57%	0.81%
2017	0.00%	205,129	13.43	2,755,182	0.65%	28.42%
2016	0.00%	209,452	10.46	2,190,582	0.44%	6.08%
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class (MV3MVI)
2020	0.00%	433	13.78	5,965	1.19%	37.76%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2020	0.00%	249,746	36.18	9,036,029	1.53%	3.48%
2019	0.00%	303,035	34.97	10,595,852	2.14%	29.80%
2018	0.00%	337,246	26.94	9,084,721	1.52%	-10.09%
2017	0.00%	358,696	29.96	10,746,450	1.96%	17.65%
2016	0.00%	354,182	25.47	9,019,258	2.16%	14.09%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2020	0.00%	3,895	12.70	49,463	1.31%	15.84%
2019	0.00%	723	10.96	7,926	1.19%	9.63%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Initial Class (MVIVIC)
2020	0.00%	33,060	26.83	887,061	0.98%	20.52%
2019	0.00%	39,983	22.26	890,138	1.83%	25.94%
2018	0.00%	39,851	17.68	704,444	1.11%	-9.49%
2017	0.00%	39,093	19.53	763,492	1.55%	27.14%
2016	0.00%	41,689	15.36	640,372	1.72%	4.05%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.00%	93,934	30.43	2,858,187	0.75%	20.21%
2019	0.00%	123,138	25.31	3,116,974	1.54%	25.65%
2018	0.00%	143,582	20.15	2,892,476	0.92%	-9.72%
2017	0.00%	161,165	22.31	3,596,381	1.36%	26.82%
2016	0.00%	144,906	17.60	2,549,759	1.08%	3.84%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.00%	26,313	19.85	522,242	2.85%	7.80%
2019	0.00%	25,074	18.41	461,648	3.93%	10.88%
2018	0.00%	30,072	16.60	499,341	2.54%	-0.65%
2017	0.00%	29,838	16.71	498,703	3.19%	6.24%
2016	0.00%	26,916	15.73	423,432	1.94%	6.11%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.00%	2,968	11.26	33,420	1.37%	3.74%
2019	0.00%	4,781	10.85	51,893	4.46%	6.59%
2018	0.00%	1,392	10.18	14,175	3.77%	1.83%	****
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.00%	134,870	30.86	4,162,519	1.79%	3.63%
2019	0.00%	138,111	29.78	4,113,263	1.81%	27.31%
2018	0.00%	149,234	23.39	3,491,092	1.82%	-7.26%
2017	0.00%	153,490	25.22	3,871,564	3.16%	18.00%
2016	0.00%	153,650	21.38	3,284,538	2.70%	17.89%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.00%	177,788	16.96	3,014,455	1.86%	6.08%
2019	0.00%	242,404	15.98	3,874,387	2.68%	6.27%
2018	0.00%	174,430	15.04	2,623,453	2.08%	-0.05%
2017	0.00%	196,901	15.05	2,962,843	2.10%	2.08%
2016	0.00%	197,318	14.74	2,908,499	1.89%	0.74%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.00%	249,676	14.35	3,583,503	1.94%	13.30%
2019	0.00%	268,892	12.67	3,406,309	2.41%	22.95%
2018	0.00%	292,690	10.30	3,015,798	0.66%	-17.42%
2017	0.00%	347,881	12.48	4,340,389	1.51%	41.50%
2016	0.00%	256,317	8.82	2,260,043	0.83%	7.72%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.00%	57,054	13.38	763,489	1.10%	7.95%
2019	0.00%	73,894	12.40	916,093	2.69%	19.12%
2018	0.00%	69,997	10.41	728,456	2.07%	-14.53%
2017	0.00%	69,700	12.18	848,726	1.84%	27.45%
2016	0.00%	60,531	9.55	578,318	2.31%	0.87%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.00%	403,046	26.94	10,858,594	1.47%	12.00%
2019	0.00%	418,042	24.06	10,056,150	1.62%	20.78%
2018	0.00%	394,997	19.92	7,866,887	1.24%	-4.98%
2017	0.00%	376,456	20.96	7,890,465	1.12%	15.79%
2016	0.00%	348,170	18.10	6,302,323	2.09%	9.00%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.00%	52,119	16.42	855,988	2.03%	9.21%
2019	0.00%	53,016	15.04	797,324	1.85%	8.98%
2018	0.00%	51,331	13.80	708,353	2.38%	-1.07%
2017	0.00%	47,559	13.95	663,421	1.23%	3.21%
2016	0.00%	73,623	13.52	995,043	2.78%	2.65%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.00%	118,297	38.57	4,562,567	0.65%	29.93%
2019	0.00%	129,958	29.68	3,857,719	0.67%	34.78%
2018	0.00%	138,511	22.02	3,050,652	0.23%	-9.42%
2017	0.00%	141,719	24.32	3,445,979	0.71%	30.97%
2016	0.00%	143,017	18.57	2,655,312	1.46%	0.19%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.00%	75,858	28.37	2,151,820	1.64%	13.08%
2019	0.00%	79,378	25.09	1,991,252	1.33%	25.67%
2018	0.00%	86,518	19.96	1,727,082	1.04%	-2.18%
2017	0.00%	89,117	20.41	1,818,695	1.39%	21.93%
2016	0.00%	91,976	16.74	1,539,494	1.21%	11.09%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.00%	176,951	48.38	8,560,830	0.72%	51.49%
2019	0.00%	176,341	31.93	5,631,439	0.35%	30.29%
2018	0.00%	191,011	24.51	4,681,969	0.31%	-0.66%
2017	0.00%	199,101	24.67	4,912,496	0.31%	27.80%
2016	0.00%	218,381	19.31	4,216,254	0.22%	9.06%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.00%	1,645,739	28.92	47,599,056	0.22%	12.33%
2019	0.00%	1,755,206	25.75	45,193,502	2.08%	21.83%
2018	0.00%	1,856,017	21.13	39,226,888	1.60%	-7.73%
2017	0.00%	1,993,728	22.90	45,665,516	1.63%	16.68%
2016	0.00%	2,157,528	19.63	42,353,621	1.75%	8.48%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.00%	45,980	22.26	1,023,689	0.13%	8.55%
2019	0.00%	56,348	20.51	1,155,684	1.91%	13.48%
2018	0.00%	73,685	18.07	1,331,710	1.89%	-3.73%
2017	0.00%	80,239	18.77	1,506,371	1.87%	9.21%
2016	0.00%	86,389	17.19	1,485,044	1.96%	5.70%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020	0.00%	586,674	27.24	15,978,130	2.01%	52.30%
2019	0.00%	544,502	23.04	12,547,823	2.29%	31.16%
2018	0.00%	442,741	17.57	7,778,574	1.90%	-4.62%
2017	0.00%	346,747	18.42	6,386,983	2.14%	21.53%
2016	0.00%	248,793	15.16	3,770,880	2.27%	11.66%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.00%	337,329	30.51	10,290,544	0.22%	12.82%
2019	0.00%	360,626	27.04	9,751,477	2.00%	23.73%
2018	0.00%	385,881	21.85	8,433,080	1.51%	-8.85%
2017	0.00%	391,889	23.98	9,396,335	1.51%	18.43%
2016	0.00%	440,449	20.25	8,917,328	1.64%	9.47%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.00%	45,772	18.81	861,073	0.10%	6.71%
2019	0.00%	38,903	17.63	685,801	2.26%	9.53%
2018	0.00%	37,159	16.09	598,047	1.85%	-1.80%
2017	0.00%	46,389	16.39	760,307	1.80%	5.68%
2016	0.00%	55,075	15.51	854,134	1.87%	4.26%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.00%	888,195	25.55	22,694,832	0.14%	10.34%
2019	0.00%	1,003,813	23.16	23,244,593	2.13%	17.74%
2018	0.00%	1,106,796	19.67	21,766,848	1.83%	-5.68%
2017	0.00%	1,180,019	20.85	24,604,286	1.74%	12.93%
2016	0.00%	1,466,860	18.46	27,084,193	1.92%	7.14%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.00%	43,796	12.98	568,356	2.15%	7.34%
2019	0.00%	54,325	12.09	656,802	3.19%	21.42%
2018	0.00%	51,908	9.96	516,886	2.47%	-13.90%
2017	0.00%	51,590	11.57	596,645	2.61%	24.56%
2016	0.00%	54,708	9.29	507,965	2.43%	0.75%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.00%	57,914	25.53	1,478,736	5.22%	6.02%
2019	0.00%	63,506	24.08	1,529,511	5.43%	14.74%
2018	0.00%	72,042	20.99	1,512,198	5.96%	-3.00%
2017	0.00%	72,443	21.64	1,567,626	5.44%	6.76%
2016	0.00%	74,657	20.27	1,513,290	5.49%	14.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2020	0.00%	7,189	14.24	102,373	0.12%	6.59%
2019	0.00%	10,172	13.36	135,896	2.66%	15.52%
2018	0.00%	7,770	11.56	89,859	2.47%	-5.82%
2017	0.00%	4,069	12.28	49,966	3.03%	17.23%
2016	0.00%	2,172	10.47	22,751	3.23%	7.23%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2020	0.00%	6,576	13.45	88,473	0.14%	4.83%
2019	0.00%	7,848	12.83	100,723	2.76%	13.37%
2018	0.00%	4,857	11.32	54,984	2.47%	-5.38%
2017	0.00%	3,749	11.96	44,853	2.35%	14.30%
2016	0.00%	2,291	10.47	23,980	2.47%	5.94%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.00%	111,270	42.47	4,726,128	1.17%	13.11%
2019	0.00%	129,476	37.55	4,861,802	1.29%	25.65%
2018	0.00%	142,407	29.88	4,255,719	1.35%	-11.38%
2017	0.00%	140,820	33.72	4,748,879	1.13%	15.78%
2016	0.00%	132,413	29.13	3,856,827	1.29%	20.29%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.00%	96,716	19.33	1,869,551	3.32%	4.06%
2019	0.00%	108,524	18.58	2,015,955	4.63%	9.17%
2018	0.00%	127,321	17.02	2,166,505	2.71%	-2.34%
2017	0.00%	134,413	17.42	2,342,099	4.57%	6.33%
2016	0.00%	149,972	16.39	2,457,615	3.23%	8.65%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class I (NCPG)
2020	0.00%	38,665	13.99	540,888	0.81%	7.53%
2019	0.00%	30,605	13.01	398,139	3.08%	15.59%
2018	0.00%	23,791	11.25	267,742	2.47%	-6.79%
2017	0.00%	19,034	12.07	229,802	2.56%	17.98%
2016	0.00%	7,546	10.23	77,222	2.69%	6.40%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class I (NCPGI)
2020	0.00%	8,972	13.27	119,049	0.66%	5.32%
2019	0.00%	7,915	12.60	99,717	2.84%	14.05%
2018	0.00%	6,934	11.05	76,596	2.27%	-6.81%
2017	0.00%	7,218	11.85	85,559	2.10%	14.96%
2016	0.00%	3,862	10.31	39,821	2.67%	5.74%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.00%	110,612	35.92	3,973,467	1.50%	1.49%
2019	0.00%	155,966	35.39	5,520,250	2.67%	26.95%
2018	0.00%	173,945	27.88	4,849,523	1.40%	-9.35%
2017	0.00%	193,185	30.75	5,941,326	1.67%	8.67%
2016	0.00%	222,181	28.30	6,287,643	2.39%	20.44%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.00%	257,940	11.86	3,057,920	1.53%	18.55%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.00%	69,966	12.57	879,179	2.68%	7.20%
2019	0.00%	50,654	11.72	593,780	2.61%	8.40%
2018	0.00%	51,347	10.81	555,280	2.79%	-0.36%
2017	0.00%	38,038	10.85	412,856	2.22%	3.12%
2016	0.00%	33,970	10.53	357,545	2.79%	2.26%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.00%	37,674	17.38	654,642	2.56%	7.01%
2019	0.00%	43,668	16.24	709,078	2.77%	8.94%
2018	0.00%	49,919	14.91	744,043	3.20%	-0.42%
2017	0.00%	54,214	14.97	811,461	2.65%	4.40%
2016	0.00%	61,854	14.34	886,826	3.46%	5.35%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (NVCCA1)
2020	0.00%	249,997	21.55	5,387,402	0.99%	11.67%
2019	0.00%	250,374	19.30	4,831,611	2.98%	20.22%
2018	0.00%	257,983	16.05	4,141,236	2.16%	-8.04%
2017	0.00%	257,591	17.46	4,496,626	1.82%	16.01%
2016	0.00%	254,029	15.05	3,822,442	2.89%	7.32%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (NVCCN1)
2020	0.00%	54,004	16.90	912,631	0.26%	7.69%
2019	0.00%	50,834	15.69	797,710	2.65%	10.77%
2018	0.00%	51,267	14.17	726,266	2.43%	-2.51%
2017	0.00%	49,735	14.53	722,683	2.29%	6.35%
2016	0.00%	47,277	13.66	645,924	2.36%	4.81%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2020	0.00%	739,554	22.06	16,314,437	1.09%	12.36%
2019	0.00%	775,827	19.63	15,232,052	2.98%	22.32%
2018	0.00%	888,971	16.05	14,268,446	2.15%	-9.39%
2017	0.00%	913,181	17.71	16,175,634	1.57%	18.16%
2016	0.00%	1,008,854	14.99	15,124,416	2.70%	7.69%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (NVCMC1)
2020	0.00%	19,853	18.86	374,522	0.56%	9.15%
2019	0.00%	20,399	17.28	352,556	2.67%	14.28%
2018	0.00%	22,790	15.12	344,673	2.05%	-4.68%
2017	0.00%	28,179	15.87	447,081	1.63%	10.08%
2016	0.00%	39,327	14.41	566,832	2.64%	5.99%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (NVCMD1)
2020	0.00%	296,900	20.68	6,139,610	0.83%	10.77%
2019	0.00%	348,469	18.67	6,505,401	2.84%	18.32%
2018	0.00%	381,845	15.78	6,024,721	2.13%	-7.07%
2017	0.00%	415,576	16.98	7,055,414	1.83%	14.05%
2016	0.00%	450,291	14.89	6,702,756	2.54%	6.82%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (NVCRA1)
2020	0.00%	252,996	22.52	5,698,520	1.16%	12.74%
2019	0.00%	245,973	19.98	4,914,285	2.88%	24.15%
2018	0.00%	251,531	16.09	4,047,912	1.99%	-10.72%
2017	0.00%	241,045	18.03	4,345,027	1.41%	19.99%
2016	0.00%	227,718	15.02	3,420,872	2.24%	8.33%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (NVCRB1)
2020	0.00%	130,628	19.69	2,572,655	0.70%	9.71%
2019	0.00%	125,913	17.95	2,260,289	2.84%	16.29%
2018	0.00%	122,333	15.44	1,888,329	2.37%	-6.04%
2017	0.00%	116,186	16.43	1,908,805	1.56%	12.01%
2016	0.00%	131,021	14.67	1,921,767	2.83%	6.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.00%	26,960	23.69	638,789	0.13%	9.41%
2019	0.00%	26,454	21.66	572,912	1.87%	15.34%
2018	0.00%	37,993	18.78	713,373	1.97%	-4.85%
2017	0.00%	33,785	19.73	666,690	1.99%	11.13%
2016	0.00%	25,585	17.76	454,311	1.14%	6.30%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class P (NVDBLP)
2020	0.00%	31,435	17.53	551,098	0.13%	9.50%
2019	0.00%	29,486	16.01	472,068	2.54%	15.51%
2018	0.00%	26,621	13.86	368,980	2.22%	-4.63%
2017	0.00%	24,453	14.53	355,385	2.08%	11.27%
2016	0.00%	22,662	13.06	296,003	2.24%	6.42%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.00%	14,084	29.45	414,737	0.18%	11.62%
2019	0.00%	18,826	26.38	496,671	2.00%	19.94%
2018	0.00%	21,464	22.00	472,125	1.67%	-6.47%
2017	0.00%	22,604	23.52	531,595	1.83%	14.81%
2016	0.00%	19,886	20.48	407,354	1.81%	7.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P (NVDCAP)
2020	0.00%	38,854	20.38	791,806	0.17%	20.04%
2019	0.00%	32,791	18.23	597,698	2.47%	20.11%
2018	0.00%	30,532	15.18	463,338	2.00%	-6.36%
2017	0.00%	26,876	16.21	435,567	1.95%	15.00%
2016	0.00%	24,017	14.09	338,478	2.21%	7.95%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class P (NVDMAP)
2020	0.00%	98,905	21.53	2,129,737	0.23%	12.53%
2019	0.00%	94,739	19.14	1,812,883	2.50%	22.04%
2018	0.00%	86,553	15.68	1,357,132	1.93%	-7.61%
2017	0.00%	79,833	16.97	1,354,993	1.89%	16.83%
2016	0.00%	75,049	14.53	1,090,203	2.18%	8.64%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class P (NVDMCP)
2020	0.00%	28,333	16.48	466,972	0.14%	8.71%
2019	0.00%	25,645	15.16	388,796	2.50%	13.67%
2018	0.00%	24,232	13.34	323,206	2.25%	-3.58%
2017	0.00%	22,137	13.83	306,220	2.15%	9.33%
2016	0.00%	19,735	12.65	249,691	2.27%	5.83%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.00%	998	11.32	11,296	0.91%	7.12%
2019	0.00%	931	10.57	9,837	1.13%	5.66%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.00%	1,257	12.58	15,816	1.63%	15.76%
2019	0.00%	988	10.87	10,739	0.47%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class P (NVIDAP)
2020	0.00%	77,433	23.13	1,790,742	0.24%	13.00%
2019	0.00%	69,297	20.47	1,418,191	2.35%	23.80%
2018	0.00%	64,584	16.53	1,067,651	1.70%	-8.66%
2017	0.00%	59,753	18.10	1,081,384	2.14%	18.65%
2016	0.00%	40,461	15.25	617,135	2.06%	9.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class P (NVIDCP)
2020	0.00%	26,358	14.30	376,937	0.12%	6.95%
2019	0.00%	16,532	13.37	221,055	2.47%	9.65%
2018	0.00%	15,366	12.20	187,390	2.60%	-1.62%
2017	0.00%	12,429	12.40	154,076	1.94%	5.89%
2016	0.00%	16,052	11.71	187,914	2.34%	4.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P (NVIDMP)
2020	0.00%	213,100	19.00	4,048,087	0.14%	17.83%
2019	0.00%	161,135	17.18	2,767,875	2.47%	17.83%
2018	0.00%	156,141	14.58	2,276,303	2.26%	-5.53%
2017	0.00%	134,732	15.43	2,079,099	1.97%	13.16%
2016	0.00%	133,300	13.64	1,817,807	2.21%	7.28%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.00%	15,638	13.17	205,919	0.96%	7.69%
2019	0.00%	19,510	12.23	238,570	2.23%	18.91%
2018	0.00%	29,789	10.28	306,327	1.78%	-14.80%
2017	0.00%	32,280	12.07	389,611	1.47%	27.07%
2016	0.00%	39,468	9.50	374,877	1.92%	0.63%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2020	0.00%	94,568	12.96	1,225,579	2.62%	7.53%
2019	0.00%	90,713	12.05	1,093,252	4.25%	21.77%
2018	0.00%	51,025	9.90	505,007	2.99%	-13.81%
2017	0.00%	34,764	11.48	399,190	3.07%	24.88%
2016	0.00%	28,680	9.19	263,707	4.07%	0.92%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2020	0.00%	114,300	18.90	2,159,891	6.19%	9.31%
2019	0.00%	36,213	17.29	626,043	2.94%	9.89%
2018	0.00%	43,614	15.73	686,162	2.71%	-1.20%
2017	0.00%	44,853	15.92	714,254	3.44%	3.94%
2016	0.00%	23,913	15.32	366,357	3.82%	3.70%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.00%	175,382	20.16	3,535,735	1.02%	51.04%
2019	0.00%	177,721	13.35	2,372,177	1.25%	33.15%
2018	0.00%	184,932	10.02	1,853,893	1.06%	-16.46%
2017	0.00%	199,856	12.00	2,398,157	1.24%	25.77%
2016	0.00%	208,871	9.54	1,992,762	1.42%	-2.12%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.00%	146,968	11.78	1,731,553	0.00%	17.82%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.00%	188,493	36.33	6,847,175	0.00%	30.09%
2019	0.00%	210,614	27.93	5,881,400	4.11%	30.53%
2018	0.00%	225,217	21.39	4,818,217	0.31%	-3.08%
2017	0.00%	237,078	22.07	5,232,954	0.37%	30.20%
2016	0.00%	242,099	16.95	4,104,200	0.81%	2.19%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.00%	132,191	44.97	5,943,154	0.00%	60.90%
2019	0.00%	154,743	27.95	4,324,781	0.00%	37.25%
2018	0.00%	158,438	20.36	3,226,174	0.00%	-6.85%
2017	0.00%	173,342	21.86	3,789,231	0.00%	27.74%
2016	0.00%	183,593	17.11	3,141,862	0.00%	6.47%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.00%	5,339	23.49	125,391	2.31%	-1.07%
2019	0.00%	4,387	23.74	104,148	2.30%	23.97%
2018	0.00%	4,808	19.15	92,072	1.28%	-13.12%
2017	0.00%	4,198	22.04	92,526	1.32%	13.95%
2016	0.00%	3,989	19.34	77,158	2.60%	17.72%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	100,679	26.31	2,648,527	2.05%	-1.14%
2019	0.00%	112,690	26.61	2,998,807	2.22%	23.85%
2018	0.00%	125,897	21.49	2,705,190	1.04%	-13.15%
2017	0.00%	140,709	24.74	3,481,423	1.10%	13.84%
2016	0.00%	149,745	21.73	3,254,614	1.37%	17.59%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.00%	59,709	28.22	1,684,778	0.40%	13.55%
2019	0.00%	69,005	24.85	1,714,733	0.64%	28.07%
2018	0.00%	74,585	19.40	1,447,156	0.56%	-4.76%
2017	0.00%	74,248	20.37	1,512,697	0.54%	24.85%
2016	0.00%	75,355	16.32	1,229,643	0.82%	13.60%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	101,598	28.84	2,930,328	0.70%	13.34%
2019	0.00%	139,859	25.45	3,559,160	0.69%	26.05%
2018	0.00%	173,261	20.19	3,498,074	0.57%	-5.87%
2017	0.00%	179,944	21.45	3,859,736	0.53%	18.36%
2016	0.00%	189,961	18.12	3,442,467	0.70%	10.11%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.00%	387,838	54.92	21,301,809	1.34%	18.90%
2019	0.00%	430,074	46.19	19,867,262	1.72%	37.62%
2018	0.00%	471,092	33.57	15,813,728	0.78%	-1.27%
2017	0.00%	503,866	34.00	17,131,874	0.48%	27.31%
2016	0.00%	554,649	26.71	14,812,940	0.75%	3.63%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.00%	186,896	20.25	3,784,366	1.52%	-5.39%
2019	0.00%	211,385	21.40	4,523,842	1.72%	30.70%
2018	0.00%	221,367	16.37	3,624,642	1.87%	-3.92%
2017	0.00%	232,181	17.04	3,956,889	2.09%	6.50%
2016	0.00%	262,401	16.00	4,199,117	2.02%	7.35%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.00%	56,842	23.00	1,307,620	0.97%	19.32%
2019	0.00%	60,417	19.28	1,164,843	1.01%	24.96%
2018	0.00%	51,692	15.43	797,556	1.18%	-11.34%
2017	0.00%	37,811	17.40	658,023	0.96%	14.18%
2016	0.00%	30,006	15.24	457,340	1.38%	20.87%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
2020	0.00%	9,670	11.72	113,321	2.05%	3.20%
2019	0.00%	8,184	11.36	92,931	2.46%	4.33%
2018	0.00%	8,276	10.88	90,073	2.18%	0.98%
2017	0.00%	9,545	10.78	102,875	2.13%	1.95%
2016	0.00%	8,359	10.57	88,368	1.59%	2.74%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.00%	64,288	12.88	828,306	1.65%	2.83%
2019	0.00%	62,423	12.53	782,128	2.25%	4.09%
2018	0.00%	64,419	12.04	775,444	2.11%	0.82%
2017	0.00%	70,684	11.94	843,936	1.73%	1.58%
2016	0.00%	66,901	11.75	786,352	1.69%	2.49%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	91,094	19.04	1,734,793	1.38%	5.18%
2019	0.00%	106,660	18.11	1,931,207	2.46%	12.49%
2018	0.00%	108,312	16.10	1,743,425	1.91%	-15.69%
2017	0.00%	115,338	19.09	2,201,979	2.00%	22.72%
2016	0.00%	122,506	15.56	1,905,875	2.09%	1.12%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	870,481	11.93	10,383,931	0.20%	0.24%
2019	0.00%	436,476	11.90	5,194,058	1.76%	1.78%
2018	0.00%	503,327	11.69	5,884,755	1.36%	1.39%
2017	0.00%	466,997	11.53	5,385,104	-3.60%	0.42%
2016	0.00%	495,360	11.48	5,688,195	-0.03%	0.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2020	0.00%	118,831	10.41	1,236,888	0.20%	0.26%
2019	0.00%	54,674	10.38	567,620	1.93%	1.83%
2018	0.00%	435,541	10.20	4,440,381	1.16%	1.44%
2017	0.00%	203,549	10.05	2,045,715	0.51%	0.47%
2016	0.00%	35,511	10.00	355,219	0.03%	0.03%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.00%	70,786	39.32	2,783,079	0.02%	22.69%
2019	0.00%	74,909	32.05	2,400,533	0.07%	25.65%
2018	0.00%	83,105	25.50	2,119,561	0.01%	-12.63%
2017	0.00%	86,198	29.19	2,516,345	0.00%	13.49%
2016	0.00%	87,908	25.72	2,261,282	0.33%	22.83%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.00%	43,016	43.72	1,880,502	0.00%	40.89%
2019	0.00%	51,397	31.03	1,594,814	0.00%	35.71%
2018	0.00%	48,117	22.86	1,100,151	0.00%	-7.94%
2017	0.00%	50,135	24.84	1,245,143	0.00%	24.92%
2016	0.00%	61,839	19.88	1,229,400	0.00%	8.30%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.00%	40,440	29.45	1,191,084	0.08%	5.15%
2019	0.00%	45,919	28.01	1,286,193	1.13%	19.00%
2018	0.00%	41,951	23.54	987,433	0.61%	-16.95%
2017	0.00%	53,348	28.34	1,512,017	0.50%	9.06%
2016	0.00%	56,985	25.99	1,480,887	0.67%	25.93%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.00%	120,335	36.44	4,384,556	1.13%	10.35%
2019	0.00%	132,610	33.02	4,378,437	1.29%	29.31%
2018	0.00%	104,884	25.53	2,678,133	1.06%	0.00%
2017	0.00%	115,502	25.53	2,949,329	1.01%	20.52%
2016	0.00%	123,453	21.19	2,615,578	1.40%	11.39%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.00%	11,856	21.54	255,400	0.00%	39.71%
2019	0.00%	23,125	15.42	356,564	0.00%	32.48%
2018	0.00%	21,468	11.64	249,858	0.00%	-6.56%
2017	0.00%	22,298	12.46	277,730	0.00%	24.56%
2016	0.00%	22,660	10.00	226,585	0.00%	4.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.00%	25,554	39.71	1,014,862	0.62%	19.56%
2019	0.00%	27,290	33.22	906,480	0.43%	25.88%
2018	0.00%	29,564	26.39	780,091	0.49%	-5.73%
2017	0.00%	30,080	27.99	841,908	0.49%	18.43%
2016	0.00%	32,732	23.63	773,577	0.67%	9.86%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.00%	74,222	13.48	1,000,491	2.28%	3.46%
2019	0.00%	83,675	13.03	1,090,217	1.72%	3.69%
2018	0.00%	106,049	12.57	1,332,603	1.73%	1.02%
2017	0.00%	98,879	12.44	1,229,949	1.15%	0.89%
2016	0.00%	157,175	12.33	1,937,818	1.03%	1.22%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2020	0.00%	28,981	13.51	391,634	2.23%	5.66%
2019	0.00%	27,741	12.79	354,787	2.31%	14.48%
2018	0.00%	23,416	11.17	261,589	1.75%	-6.15%
2017	0.00%	19,128	11.90	227,690	1.67%	10.58%
2016	0.00%	14,041	10.76	151,140	1.64%	6.02%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2020	0.00%	25,319	13.93	352,610	2.11%	5.18%
2019	0.00%	22,249	13.24	294,599	1.93%	16.93%
2018	0.00%	19,615	11.32	222,109	1.90%	-8.84%
2017	0.00%	11,079	12.42	137,613	1.69%	17.45%
2016	0.00%	14,025	10.58	148,321	1.72%	5.51%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2020	0.00%	16,780	14.10	236,641	2.26%	5.90%
2019	0.00%	14,918	13.32	198,662	2.13%	16.16%
2018	0.00%	13,281	11.46	152,253	1.53%	-7.38%
2017	0.00%	12,438	12.38	153,944	1.70%	13.83%
2016	0.00%	12,793	10.87	139,096	1.59%	6.14%
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2020	0.00%	40,618	14.41	585,350	5.03%	8.01%
2019	0.00%	39,480	13.34	526,744	2.84%	11.90%
2018	0.00%	45,629	11.92	544,065	3.23%	-5.41%
2017	0.00%	41,154	12.61	518,756	4.73%	13.54%
2016	0.00%	44,494	11.10	493,966	2.84%	12.93%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2020	0.00%	28,139	15.59	438,623	5.48%	10.77%
2019	0.00%	29,036	14.07	408,591	2.02%	7.02%
2018	0.00%	35,369	13.15	465,042	4.91%	-3.98%
2017	0.00%	38,215	13.69	523,265	1.60%	10.85%
2016	0.00%	40,867	12.35	504,829	1.16%	3.01%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2020	0.00%	196,756	13.89	2,733,848	1.23%	2.99%
2019	0.00%	230,499	13.49	3,109,652	2.78%	4.03%
2018	0.00%	222,241	12.97	2,882,171	1.93%	0.34%
2017	0.00%	212,261	12.93	2,743,723	1.35%	1.35%
2016	0.00%	228,594	12.75	2,915,145	1.49%	1.41%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2020	0.00%	14,458	6.30	91,051	6.21%	1.35%
2019	0.00%	13,833	6.21	85,953	4.48%	11.43%
2018	0.00%	17,701	5.58	98,705	2.16%	-14.13%
2017	0.00%	9,743	6.49	63,270	10.83%	2.15%
2016	0.00%	8,226	6.36	52,293	1.13%	15.16%

NATIONWIDE VLI SEPARATE ACCOUNT-7 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*	Units	Unit Fair Value	Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2020	0.00%	99,084	14.35	1,421,811	2.11%	8.64%
2019	0.00%	114,438	13.21	1,511,555	3.03%	8.35%
2018	0.00%	123,555	12.19	1,506,139	2.54%	-0.54%
2017	0.00%	118,367	12.26	1,450,669	1.98%	4.92%
2016	0.00%	204,109	11.68	2,384,159	1.98%	2.69%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.00%	22,020	14.35	315,899	1.64%	5.80%
2019	0.00%	19,979	13.56	270,899	1.83%	30.40%
2018	0.00%	17,160	10.40	178,427	0.02%	-8.49%
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.00%	24,495	25.79	631,638	0.02%	38.71%
2019	0.00%	3,314	18.59	61,609	0.14%	36.74%
2018	0.00%	2,443	13.60	33,213	0.00%	2.38%
2017	0.00%	1,504	13.28	19,972	0.04%	30.90%
2016	0.00%	326	10.14	3,307	0.00%	1.44%	****
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.00%	69,479	65.13	4,524,926	0.00%	29.27%
2019	0.00%	71,727	50.38	3,613,680	0.00%	28.63%
2018	0.00%	76,656	39.17	3,002,421	0.00%	0.86%
2017	0.00%	70,003	38.83	2,718,511	0.00%	27.31%
2016	0.00%	68,837	30.50	2,099,845	0.00%	-10.72%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio (TRHSP)
2020	0.00%	56,741	47.51	2,695,775	0.00%	29.62%
2019	0.00%	48,986	36.65	1,795,517	0.00%	28.95%
2018	0.00%	39,316	28.43	1,117,589	0.00%	1.11%
2017	0.00%	31,424	28.11	883,456	0.00%	27.58%
2016	0.00%	35,572	22.04	783,859	0.00%	-10.48%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.00%	208,477	7.89	1,645,224	0.92%	19.11%
2019	0.00%	256,009	6.63	1,696,162	0.00%	11.87%
2018	0.00%	242,828	5.92	1,438,147	0.00%	-28.28%
2017	0.00%	178,322	8.26	1,472,474	0.00%	-1.70%
2016	0.00%	133,664	8.40	1,122,784	0.34%	43.71%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2020	0.00%	7,047	10.76	75,820	1.32%	-1.33%
2019	0.00%	7,067	10.90	77,060	3.37%	9.04%	****
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.00%	12,750	66.72	850,682	0.00%	57.78%
2019	0.00%	12,162	42.29	514,282	0.00%	24.83%
2018	0.00%	15,298	33.88	518,220	0.00%	1.31%
2017	0.00%	14,852	33.44	496,608	0.00%	25.86%
2016	0.00%	12,332	26.57	327,630	0.00%	7.75%

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2020

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission’s Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 19, 2021

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2020	2019

Admitted assets
Invested assets
Bonds	$37,207	$35,124
Stocks	2,835	2,622
Mortgage loans, net of allowance	7,783	7,655
Policy loans	888	903
Derivative assets	51	94
Cash, cash equivalents and short-term investments	461	556
Securities lending collateral assets	101	132
Other invested assets	955	958
Total invested assets	$50,281	$48,044
Accrued investment income	692	573
Deferred federal income tax assets, net	642	601
Federal income tax receivable	11	108
Other assets	184	152
Separate account assets	114,407	105,655
Total admitted assets	$166,217	$155,133

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$41,002	$39,139
Policyholders dividend accumulation	430	452
Short-term debt	3	203
Asset valuation reserve	466	479
Payable for securities	177	113
Derivative liabilities	87	23
Securities lending payable	101	132
Other liabilities	1,929	1,682
Accrued transfers from separate accounts	(1,490)	(1,567)
Separate account liabilities	114,407	105,655
Total liabilities	$157,112	$146,311

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	1,100
Additional paid-in capital	1,998	1,998
Unassigned surplus	6,003	5,720
Total capital and surplus	$9,105	$8,822
Total liabilities, capital and surplus	$166,217	$155,133

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2020	2019	2018

Revenues
Premiums and annuity considerations	$10,637	$10,168	$9,829
Net investment income	2,107	1,974	1,927
Amortization of interest maintenance reserve	-	(2)	(1)
Other revenues	2,372	2,312	2,240
Total revenues	$15,116	$14,452	$13,995

Benefits and expenses
Benefits to policyholders and beneficiaries	$15,013	$14,782	$13,961
Increase in reserves for future policy benefits and claims	1,627	1,501	736
Net transfers from separate accounts	(3,544)	(3,747)	(2,468)
Commissions	646	674	670
Dividends to policyholders	36	38	40
Reserve adjustment on reinsurance assumed	(172)	(246)	(352)
Other expenses	444	417	398
Total benefits and expenses	$14,050	$13,419	$12,985

Income before federal income tax expense and net realized capital losses on investments	$1,066	$1,033	$1,010
Federal income tax expense (benefit)	4	(73)	64

Income before net realized capital losses on investments	$1,062	$1,106	$946
Net realized capital (losses) on investments, net of federal income tax (benefit) expense of $(26), $7 and $8 in 2020, 2019 and 2018, respectively, and excluding $(4), $0 and $(1) of net realized capital (losses) transferred to the interest maintenance reserve in 2020, 2019 and 2018, respectively	(575)	(477)	(235)
Net income	$487	$629	$711

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide
Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

Change in reserve on account of change in valuation basis	-	-	-	78	78
Cumulative effect of change in accounting principle	-	-	-	5	5
Balance as of January 1, 2020	$4	$1,100	$1,998	$5,803	$8,905

Net income	-	-	-	487	487
Change in asset valuation reserve	-	-	-	13	13
Change in deferred income taxes	-	-	-	41	41
Change in net unrealized capital gains and losses, net of tax (benefit) of ($3)	-	-	-	(313)	(313)
Change in nonadmitted assets	-	-	-	(21)	(21)
Other, net	-	-	-	(7)	(7)
Balance as of December 31, 2020	$4	$1,100	$1,998	$6,003	$9,105

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2020	2019	2018

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,648	$10,184	$9,812
Net investment income	2,034	1,825	2,041
Other revenue	2,664	2,708	2,329
Policy benefits and claims paid	(14,886)	(14,778)	(13,947)
Commissions, operating expenses and taxes, other than federal income tax paid	(885)	(847)	(710)
Net transfers from separate accounts	3,620	3,805	2,606
Policyholders’ dividends paid	(38)	(40)	(45)
Federal income taxes recovered	121	87	74
Net cash provided by operating activities	$3,278	$2,944	$2,160

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,404	$3,547	$3,366
Stocks	37	58	1
Mortgage loans	640	910	580
Derivative assets	-	4	560
Other assets	905	381	190
Total investment proceeds	$4,986	$4,900	$4,697
Cost of investments acquired:
Bonds	$(5,527)	$(6,327)	$(4,499)
Stocks	(517)	(454)	(608)
Mortgage loans	(769)	(800)	(762)
Derivative assets	(580)	(687)	-
Other assets	(837)	(340)	(610)
Total investments acquired	$(8,230)	$(8,608)	$(6,479)
Net decrease in policy loans	15	2	36
Net cash used in investing activities	$(3,229)	$(3,706)	$(1,746)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$-	$400	$-
Capital contribution from Nationwide Financial Services, Inc.	-	600	435
Net change in deposits on deposit-type contract funds and other insurance liabilities	160	(714)	228
Net change in short-term debt	(200)	(162)	365
Derivative liabilities	65	2	(135)
Other cash (used) provided	(169)	93	(172)
Net cash (used in) provided by financing activities and miscellaneous	$(144)	$219	$721

Net (decrease) increase in cash, cash equivalents and short-term investments	$(95)	$(543)	$1,135
Cash, cash equivalents and short-term investments at beginning of year	556	1,099	(36)
Cash, cash equivalents and short-term investments at end of year	$461	$556	$1,099
Supplemental disclosure of non-cash activities:
Exchange of bond investments	$799	$592	$573
Intercompany transfer of securities	$-	$6	$108
Intercompany transfer of mortgages	$-	$-	$155

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC completed the transition away from utilizing the exclusive agent model in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2020 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers fixed indexed annuity contracts and individual annuity contracts, universal life insurance, variable universal life insurance, term life insurance and corporate-owned life insurance on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2020 and 2019, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $711 million and $411 million as of December 31, 2020 and 2019, respectively. The prescribed practice related to NLAIC guaranteed risks, increased the Company’s subsidiary valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $523 million and $226 million as of December 31, 2020 and 2019, respectively.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2020 and 2019.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2020	As of December 31, 2019

Capital and Surplus
Statutory Capital and Surplus			OH	$9,105	$8,822
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	711	411
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(523)	(226)
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$9,226	$8,940

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life and Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

●	certain income and expense items are charged or credited directly to capital and surplus;

●	amounts on deposit in internal qualified cash pools are reported as cash equivalents;

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value and are not reversible;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are not consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are measured under an incurred loss model and are recorded directly in capital and surplus as net unrealized capital gains or losses; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies when due. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%. Beginning January 1, 2020, the Company has applied principles-based reserving to all new individual life business. For business subject to principles-based reserving, additional reserves may be held where the deterministic and/or stochastic reserves are in excess of net premium reserves, as defined by Valuation Manual 20, Requirements for Principle-Based Reserves for Life Products (“VM-20”).

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”). For business subject to principles-based reserving, the Company has calculated reserves under VM-20.

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of 2019, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII “CARVM for Variable Annuities”, which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario. Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to Valuation Manual 21, Requirements for Principle-Based Reserves for Variable Annuities (“VM-21”) and as a result, the Company calculated its reserves using a stochastic reserve, which is floored at the cash surrender value.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are primarily recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets. In limited circumstances, other separate account assets are recorded at book value when the policyholder does not participate in the underlying portfolio experience.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method on the trade date.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when valuations are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance. The Company also holds commercial mortgage loans of these property types that are under development. Mortgage loans under development are collateralized by the borrower’s common stock.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually. Due to the nature of the collateral underlying mortgage loans under development, these loans are not evaluated using the LTV and DSC ratios described above.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months and, effective December 31, 2020, amounts on deposit in internal qualified cash pools. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants in the internal qualified cash pool.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. Short-term investments also include outstanding promissory notes with initial maturity dates of one-year or less with certain affiliates. The Company carries short-term investments at amortized cost, which approximates fair value. As of December 31, 2019, short-term investments also included amounts on deposit with NCMC.

Other invested assets. Other invested assets consist primarily of alternative investments in private equity funds, private debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

The Company has sold $2.3 billion, $2.2 billion and $2.0 billion in Tax Credit Funds to unrelated third parties with outstanding guarantees as of December 31, 2020, 2019 and 2018, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

•

for bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

•	the bond must never have been classified as a default security;

•

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

•	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $100 million and $116 million as of December 31, 2020 and 2019, respectively. All unamortized goodwill as of December 31, 2020 and 2019, is related to the acquisition of JNF, which represents 55% and 69%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2020 and 2019. Amortization of goodwill totaled $16 million for the years ended December 31, 2020, 2019 and 2018. No goodwill was impaired during these periods.

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2020 and 2019, and 50% of the number of life insurance policies in force in 2020 and 2019. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2020 and 2019.

Accounting Changes and Corrections of Errors

During 2020, the Company identified and corrected an error in the variable annuity ceded premium calculation under the intercompany 100% coinsurance agreement with Eagle. The error resulted in an understatement of ceded premiums for the years ended December 31, 2019 and 2018. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors, the total prior period correction of $9 million was reported in 2020 as a negative adjustment to unassigned funds (surplus) and consisted of $11 million of ceded premiums, offset by $2 million of taxes.

Effective January 1, 2020, the Company changed its reserve valuation basis for variable annuities due to changes to VM-21. As a result of this change, the Company records stochastic reserves, floored at the cash surrender value, instead of reserves using the standard scenario previously required under Actuarial Guideline XLIII “CARVM for Variable Annuities”. The impacts of the valuation basis change were recognized as of January 1, 2020, resulting in an increase to statutory capital and surplus of $78 million. In addition, the Company changed its reserve valuation basis for stable value wraps covering certain group life insurance policies from Separate Accounts Funding Guaranteed Minimum Benefits Under Group Contracts, to VM-21. There was no impact to statutory capital and surplus as a result of this change.

During 2020, the Company modified its approach used to schedule the reversals of its deferred tax assets for policyholder reserves under SSAP No. 101, Income Taxes (“SSAP No. 101”). Prior to 2020 the Company scheduled the reversals of its deferred tax assets for policyholder reserves by estimating the reserve reversal using the aggregate policyholder reserve. As of January 1, 2020, the Company is now taking a disaggregate approach and calculates reversal of the deferred tax assets for policyholder reserves on a product-by-product basis. The new method is more precise and better reflects how the deferred tax assets for policyholder reserves moves with the underlying reserve liability. SSAP No. 101 permits a company to modify its scheduling method so long as the modification is treated as change in accounting principle. The impact of the change increases the Company’s net admitted deferred tax asset $6 million and $5 million as of December 31, 2020 and January 1, 2020, respectively, with a commensurate increase in capital and surplus. There was no impact on net income.

Recently Adopted Accounting Standard

In December 2020, the Company adopted revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”). The adopted revisions require internal cash pooling arrangements to meet certain criteria to be considered qualified cash pools, with investments in qualifying pools reported as cash equivalents on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s cash pool meets the criteria to be considered a qualified cash pool under SSAP No. 2R. The internal cash pooling arrangement with NCMC was historically classified as short-term investments, resulting in a change in classification to cash equivalents.

COVID-19

On March 11, 2020, the World Health Organization declared the novel coronavirus (“COVID-19”) a pandemic. The COVID-19 pandemic conditions create financial market volatility and uncertainty regarding whether and when certain customer behaviors will return to historical patterns, including sales of new and retention of existing policies, life insurance mortality and credit allowance exposure. Although impacting certain sales and revenues, none of the aforementioned items have had a material impact on the overall financial condition of the Company. The extent to which the COVID-19 pandemic may impact the Company’s ongoing operations and financial condition will depend on future developments that are evolving and uncertain.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Subsequent Events

The Company evaluated subsequent events through March 19, 2021, the date the statutory financial statements were issued.

The Department is in the process of implementing Ohio Administrative Code 3901-1-67, Alternative Derivative and Reserve Accounting Practices (“the Rule”). Once adopted and implemented, the Rule will constitute a prescribed practice as contemplated by the NAIC SAP. The prescribed practice is to allow Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective March 15, 2021, the Department allows Ohio-domiciled insurance companies the option to immediately utilize the alternative derivative and reserve accounting practices contemplated by the Rule. The Company plans to adopt the prescribed practice allowed under the Rule effective January 1, 2021. The Company continues to evaluate the impact of the adoption.

On March 9, 2021, the Company’s Board of Directors declared an ordinary dividend of up to $550 million payable to NFS on or around March 24, 2021.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$190	$162	$-	$352	0%
At book value less current surrender charge of 5% or more	219	-	-	219	0%
At fair value	-	-	65,990	65,990	92%
Total with market value adjustment or at fair value	$409	$162	$65,990	$66,561	92%
At book value without adjustment (minimal or no charge or adjustment)	3,480	-	8	3,488	5%
Not subject to discretionary withdrawal	1,755	-	62	1,817	3%
Total, gross	$5,644	$162	$66,060	$71,866	100%
Less: Reinsurance ceded	(112)	-	-	(112)
Total, net	$5,532	$162	$66,060	$71,754
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$67	$-	$-	$67

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$128	$-	$-	$128

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$17,393	$2,483	$-	$19,876	43%
At book value less current surrender charge of 5% or more	3	-	-	3	0%
At fair value	-	-	19,670	19,670	43%
Total with market value adjustment or at fair value	$17,396	$2,483	$19,670	$39,549	86%
At book value without adjustment (minimal or no charge or adjustment)	6,000	-	-	6,000	13%
Not subject to discretionary withdrawal	591	-	3	594	1%
Total, gross	$23,987	$2,483	$19,673	$46,143	100%
Less: Reinsurance ceded	(58)	-	-	(58)
Total, net	$23,929	$2,483	$19,673	$46,085
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$3	$-	$-	$3

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in ‘Subject to discretionary withdrawal at book value less current surrender charge of 5% or more’ that will move to ‘Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)’	$1	$-	$-	$1

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

(in millions)	General account	Separate account non- guaranteed	Total	% of Total
December 31, 2020
Subject to discretionary withdrawal:
With market value adjustment	$2	$-	$2	0%
At fair value	12	-	12	0%
Total with market value adjustment or at fair value	$14	$-	$14	0%
At book value without adjustment (minimal or no charge or adjustment)	728	3	731	22%
Not subject to discretionary withdrawal	2,540	13	2,553	78%
Total, gross	$3,282	$16	$3,298	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,282	$16	$3,298

December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$29,445	$27,880
Supplemental contracts with life contingencies, net	16	17
Deposit-type contracts	3,282	3,122
Subtotal	$32,743	$31,019
Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$88,378	$82,264
Other contract deposit funds	16	16
Subtotal	$88,394	$82,280
Total annuity actuarial reserves and deposit fund liabilities, net	$121,137	$113,299

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed[1]
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2020
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,585	2,600	2,764	-	-	-
Universal life with secondary guarantees	360	288	720	-	-	-
Indexed universal life with secondary guarantees	179	130	191	-	-	-
Other permanent cash value life insurance	-	1,300	2,607	-	-	-
Variable life	1,887	1,965	2,060	24,591	24,581	24,582
Miscellaneous reserves	-	-	-	-	-	9
Subtotal	$5,011	$6,294	$8,353	$24,591	$24,581	$24,591
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	275	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	13	-	-	-
Disability - disabled lives	-	-	58	-	-	-
Miscellaneous reserves	-	-	30	-	-	-
Total, gross	$5,011	$6,294	$8,730	$24,591	$24,581	$24,591
Less: reinsurance ceded	(10)	(10)	(240)	-	-	-
Total, net	$5,001	$6,284	$8,490	$24,591	$24,581	$24,591
1

In 2020, the classification of certain group life insurance policies was changed from separate accounts with guarantees to separate accounts nonguaranteed as a result of a change in the reserve valuation basis, as described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

	General account			Separate account - nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	$21,840	$19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	$21,840	$19,596

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Life, accident and health annual statement:
Life Insurance, net	$8,400	$8,292
Accidental death benefits, net	1	1
Disability - active lives, net	12	10
Disability - disabled lives, net	51	52
Miscellaneous reserves, net	26	32
Subtotal	$8,490	$8,387
Separate accounts annual statement:
Life insurance[1]	$24,884	$22,138
Miscellaneous reserves	9	5
Subtotal	$24,893	$22,143
Total life actuarial reserves, net	$33,383	$30,530
1

In 2020, life insurance account value, cash value and reserve includes separate accounts with guarantees of $302 million for universal life. In 2019, life insurance account value, cash value and reserve includes separate accounts with guarantees of $297 million and $2.2 billion for universal life and variable life, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third Party Administrators

The following table summarizes direct premium written by managing general agents and third party administrators as of December 31, 2020:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
Meridian Management Group, LLC	22-3713596	Not Exclusive	Accident & health	U / P / B	$42
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	26
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	41
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	7
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	90
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	14
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	75
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	75
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	19
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	28
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	70
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	9
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	1
Total Direct Premiums Written and Produced					$497
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2020		December 31, 2019
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$71,875	$-	$67,222	$-
Group annuities	17,550	-	16,187	-
Life insurance	24,982	-	22,246	-
Total	$114,407	$-	$105,655	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2020	$26	$631
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts offered by the Company contain groups of variable universal life policies wherein the assets supporting account values on the underlying policies reside in Private Placement Separate Accounts. They provide a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

(in millions)	Indexed	Nonindexed guarantee less than or equal to 4%	Nonindexed guarantee more than 4%	Nonguaranteed separate accounts	Total
December 31, 2020
Premiums, considerations or deposits	$-	$417	$-	$5,392	$5,809
Reserves
For accounts with assets at:
Fair value	$-	$2,480	$166	$110,340	$112,986
Amortized cost	-	302	-	-	302
Total reserves	$-	$2,782	$166	$110,340	$113,288
By withdrawal characteristics:
With market value adjustment	$-	$2,480	$166	$-	$2,646
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	110,252	110,252
At book value without market value adjustment and with current surrender charge less than 5%	-	302	-	11	313
Subtotal	$-	$2,782	$166	$110,263	$113,211
Not subject to discretionary withdrawal	-	-	-	77	77
Total reserves[1]	$-	$2,782	$166	$110,340	$113,288
1

The total reserves balance does not equal the liabilities related to separate accounts of $114.4 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.1 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423

1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the statutory statements of admitted assets, liabilities, capital and surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

		December 31,
(in millions)	2020	2019	2018
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$5,809	$6,142	$6,392
Transfers from separate accounts	(8,921)	(9,470)	(8,461)
Net transfers from separate accounts	$(3,112)	$(3,328)	$(2,069)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(337)	(321)	(303)
Fees not included in general account transfers	(67)	(68)	(58)
Other miscellaneous adjustments not included in the general account balance	(28)	(30)	(38)
Transfers as reported in the statutory statements of operations	$(3,544)	$(3,747)	$(2,468)

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2020
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	370	59	-	429
Political subdivisions	343	71	-	414
Special revenues	2,763	564	-	3,327
Industrial and miscellaneous	26,583	3,656	46	30,193
Loan-backed and structured securities	7,141	336	37	7,440
Total bonds	$37,207	$4,686	$83	$41,810
Common stocks unaffiliated	$142	$-	$-	$142
Preferred stocks unaffiliated	97	12	-	109
Total unaffiliated stocks[1]	$239	$12	$-	$251
Total bonds and unaffiliated stocks[1]	$37,446	$4,698	$83	$42,061

December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Preferred stocks unaffiliated	55	4	-	59
Total unaffiliated stocks[1]	$236	$4	$-	$240
Total bonds and unaffiliated stocks[1]	$35,360	$2,718	$103	$37,975

1

Excludes affiliated common stocks with a carrying value of $2.6 billion and $2.4 billion as of December 31, 2020 and 2019, respectively. Affiliated common stocks includes investment in NLAIC and JNF of $2.4 billion and $180 million as of December 31, 2020, respectively, and $2.2 billion and $169 million as of December 31, 2019, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2020. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,314	$1,331
Due after one year through five years	7,925	8,441
Due after five years through ten years	9,450	10,557
Due after ten years	11,377	14,041
Total bonds excluding loan-backed and structured securities	$30,066	$34,370
Loan-backed and structured securities	7,141	7,440
Total bonds	$37,207	$41,810

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2020
Bonds:
States, territories and possessions	$1	$-	$-	$-	$1	$-
Special revenues	14	-	-	-	14	-
Industrial and miscellaneous	636	27	408	38	1,044	65
Loan-backed and structured securities	1,454	15	870	23	2,324	38
Total bonds	$2,105	$42	$1,278	$61	$3,383	$103
Common stocks unaffiliated	21	4	-	-	21	4
Preferred stocks unaffiliated	9	-	-	-	9	-
Total bonds and stocks	$2,135	$46	$1,278	$61	$3,413	$107

December 31, 2019
Bonds:
States, territories and possessions	$23	$1	$-	$-	$23	$1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

As of December 31, 2020, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2020	2019
Amortized cost:
Loans with non-specific reserves	$7,819	$7,675
Loans with specific reserves	12	14
Total amortized cost	$7,831	$7,689
Valuation allowance:
Non-specific reserves	$45	$31
Specific reserves	3	3
Total valuation allowance[1]	$48	$34
Mortgage loans, net of allowance	$7,783	$7,655

1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2020, 2019, and 2018 were immaterial.

As of December 31, 2020 and 2019, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than or equal to 1.00	Total
December 31, 2020
Apartment	$2,988	$25	$3,013	$2,993	$20	$3,013
Industrial	1,026	-	1,026	1,005	21	1,026
Office	1,307	-	1,307	1,304	3	1,307
Retail	2,155	27	2,182	2,169	13	2,182
Other	218	-	218	218	-	218
Total[1]	$7,694	$52	$7,746	$7,689	$57	$7,746
Weighted average DSC ratio	2.21	1.52	2.20	2.21	0.91	2.20
Weighted average LTV ratio	57%	98%	57%	57%	65%	57%

December 31, 2019
Apartment	$2,906	$124	$3,030	$3,018	$12	$3,030
Industrial	906	-	906	905	1	906
Office	1,306	-	1,306	1,291	15	1,306
Retail	2,162	9	2,171	2,151	20	2,171
Other	205	-	205	205	-	205
Total[1]	$7,485	$133	$7,618	$7,570	$48	$7,618
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

1	Excludes $85 million and $71 million of commercial mortgage loans that were under development as of December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, the Company has a diversified mortgage loan portfolio with no more than 24% and 23%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2020 were 4.3% and 1.9%, respectively, and for those originated or acquired during 2019 were 12.0% and 3.1%, respectively. As of December 31, 2020 and 2019, the maximum LTV ratio of any one loan at the time of loan origination was 80% and 82%, respectively. As of December 31, 2020 and 2019, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $244 million and $306 million as of December 31, 2020 and 2019, respectively. The Company held $101 million and $132 million of cash collateral on securities lending as of December 31, 2020 and 2019, respectively. As of December 31, 2020, the carrying value and fair value of reinvested collateral assets was $101 million. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. The fair value of bonds acquired with reinvested collateral assets was $103 million and $134 million as of December 31, 2020 and 2019, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $148 million and $180 million of non-cash collateral on securities lending as of December 31, 2020 and 2019, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Bonds	$1,419	$1,408	$1,378
Mortgage loans	339	353	335
Other invested assets	384	225	228
Policy loans	43	45	54
Other	41	51	41
Gross investment income	$2,226	$2,082	$2,036
Investment expenses	(119)	(108)	(109)
Net investment income	$2,107	$1,974	$1,927

There was no investment income due and accrued that was nonadmitted as of December 31, 2020 and 2019.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2020	2019	2018
Gross gains on sales	$36	$71	$22
Gross losses on sales	(42)	(21)	(16)
Net realized (losses) gains on sales	$(6)	$50	$6
Net realized derivative losses	(521)	(515)	(226)
Other-than-temporary impairments	(78)	(5)	(8)
Total net realized losses on sales	$(605)	$(470)	$(228)
Tax (benefit) expense on net losses	(26)	7	8
Net realized capital losses, net of tax	$(579)	$(477)	$(236)
Less: Realized losses transferred to the IMR	(4)	-	(1)
Net realized capital losses, net of tax and transfers to the IMR	$(575)	$(477)	$(235)

For the year ended December 31, 2020, gross realized gains and gross realized losses on sales of bonds were $26 million and $38 million, respectively. For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2020 and 2019.

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $483 million and $496 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020 and 2019, there were $21 million and $45 million of commitments to purchase private placement bonds and $114 million and $147 million of outstanding commitments to fund mortgage loans, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures and options.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. The Company also considers the impact credit exposure could have on the effectiveness of the Company’s hedging relationships. As of December 31, 2020 and 2019, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value, carrying value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net Carrying Value	Fair value asset	Fair value liability	Average fair value
December 31, 2020
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	-	-	-	-	-
Cross currency swaps	1,524	(36)	75	(49)	-
Futures	3,342	-	-	-	-
Total	$4,873	$(37)	$75	$(50)	$(1)

December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

Of the $75 million and $105 million of fair value of derivative assets as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company received $35 million and $68 million of cash collateral and $22 million and $45 million in pledged securities, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Of the $50 million and $20 million of fair value of derivative liabilities as of December 31, 2020 and 2019, $24 million and $14 million were subject to master netting agreements as of December 31, 2020 and 2019, the Company posted $28 million and $3 million of cash collateral, respectively, resulting in an immaterial uncollateralized position as of December 31, 2020 and 2019. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $280 million and $128 million as of December 31, 2020 and 2019, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2020	2019	2018	2020	2019	2018
Interest rate swaps	$-	$-	$(5)	$-	$-	$35
Options	-	3	(313)	(1)	4	244
Cross currency swaps	4	(1)	-	(102)	(13)	65
Futures	(525)	(517)	92	1	(169)	132
Total	$(521)	$(515)	$(226)	$(102)	$(178)	$476

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2020:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$4	$1	$-	$5
Common stocks unaffiliated	53	88	1	-	142
Separate account assets	109,265	2,047	58	2,720	114,090
Assets at fair value	$109,318	$2,139	$60	$2,720	$114,237
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2020:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2019	$6	$1	$6	$87	$100
Net gains (losses):
In operations	(2)	-	-	-	(2)
In surplus	5	-	(1)	(17)	(13)
Purchases	2	-	-	-	2
Sales	(9)	-	(5)	(12)	(26)
Transfers into Level 3	1	-	-	-	1
Transfers out of Level 3	(2)	-	-	-	(2)
Balance as of December 31, 2020	$1	$1	$-	$58	$60
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2020 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds	$-	$3	$6	$-	$9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	$105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100

1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2020
Assets:
Bonds[1]	$1,366	$39,072	$1,367	$41,805	$37,202
Preferred stocks unaffiliated	-	104	5	109	97
Mortgage loans, net of allowance	-	-	7,952	7,952	7,783
Policy loans	-	-	888	888	888
Derivative assets	-	75	-	75	51
Cash, cash equivalents and short-term investments	(90)	551	-	461	461
Securities lending collateral assets	101	-	-	101	101
Separate account assets	7	368	-	375	317
Total assets	$1,384	$40,170	$10,212	$51,766	$46,900
Liabilities:
Investment contracts	$-	$-	$1,249	$1,249	$2,076
Derivative liabilities	-	48	-	48	86
Total liabilities	$-	$48	$1,249	$1,297	$2,162

December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts²	$-	$-	$953	$953	$1,801
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$953	$972	$1,823

1	Level 3 is primarily composed of industrial and miscellaneous bonds.
2	Prior period balances updated to conform to current period presentation.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

(8)	Federal Income Taxes

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$770	$16	$786
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$770	$16	$786
Less: Deferred tax assets nonadmitted	(41)	-	(41)
Net admitted deferred tax assets	$729	$16	$745
Less: Deferred tax liabilities	(94)	(9)	(103)
Net admitted deferred tax assets	$635	$7	$642

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2020	2019	Change
Adjusted gross deferred tax assets	$786	$774	$12
Total deferred tax liabilities	(103)	(136)	33
Net deferred tax assets	$683	$638	$45
Less: Tax effect of unrealized gains			3
Change in deferred income tax			$42

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2020
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$7	$7
Adjusted gross deferred tax assets expected to be realized[1]	633	2	635
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	96	7	103
Admitted deferred tax assets	$729	$16	$745

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2020 and 2019, the threshold limitation for adjusted capital and surplus was $1.3 billion and $1.2 billion, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.4 billion and $8.1 billion as of December 31, 2020 and 2019, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,176% and 1,296% as of December 31, 2020 and 2019, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2020
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	32.64%	0.00%	32.64%

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2020 and 2019.

There are no temporary differences for which deferred tax liabilities are not recognized for the years ended December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2020	2019	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$108	$-
Investments	116	88	28
Deferred acquisition costs	202	201	1
Policyholders’ dividends accumulation	5	5	-
Compensation and benefits accrual	10	10	-
Tax credit carry-forward	316	303	13
Other	13	15	(2)
Subtotal	$770	$730	$40
Nonadmitted	(41)	(13)	(28)
Admitted ordinary deferred tax assets	$729	$717	$12
Capital:
Investments	16	44	(28)
Subtotal	$16	$44	$(28)
Nonadmitted	-	(24)	24
Admitted capital deferred tax assets	$16	$20	$(4)
Admitted deferred tax assets	$745	$737	$8

Deferred tax liabilities
Ordinary:
Investments	$(2)	$(26)	$24
Deferred and uncollected premium	(6)	(6)	-
Future policy benefits and claims	(57)	(58)	1
Deferred acquisition costs	(28)	(43)	15
Other	(1)	(1)	-
Subtotal	$(94)	$(134)	$40
Capital:
Investments	(9)	(2)	(7)
Subtotal	$(9)	$(2)	$(7)
Deferred tax liabilities	$(103)	$(136)	$33
Net deferred tax assets	$642	$601	$41

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowances have been established as of December 31, 2020 and 2019.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2020	2019	2018
Current income tax (benefit) expense	$(22)	$(66)	$73
Change in deferred income tax (without tax on unrealized gains and losses)	(41)	29	(72)
Total income tax (benefit) expense reported	$(63)	$(37)	$1

Income before income and capital gains taxes	$465	$563	$783
Federal statutory tax rate	21%	21%	21%
Expected income tax expense at statutory tax rate	$98	$118	$164
Decrease in actual tax reported resulting from:
Dividends received deduction	(117)	(101)	(99)
Change in tax reserves	16	-	16
Tax credits	(48)	(53)	(51)
Tax (benefit) expense related to the Tax Cuts and Jobs Act[1]	-	-	(26)
Loss carryback rate differential	(10)	-	-
Other	(2)	(1)	(3)
Total income tax (benefit) expense reported	$(63)	$(37)	$1
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Tax Cuts and Jobs Act.

The Company incurred $6 million in federal income tax expense in 2019 which is available for recoupment in the event of future net losses.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law and includes certain income tax provisions relevant to businesses. The Company is required to recognize the effect on the financial statements in the period the law was enacted. For year ended December 31, 2020, the CARES Act did not have a material impact on the Company’s financial statements.

The CARES Act amended the Tax Cuts and Jobs Act, to accelerate the ability of companies to fully recover AMT credits in 2020 versus 2021. The Company had $159 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019. In 2020, the Company received a refund of $158 million of its AMT credits.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2020:

(in millions)	Amount	Origination	Expiration
Business credits	$5	2011	2031
Business credits	$9	2012	2032
Business credits	$6	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039
Business credits	$29	2020	2040

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

Nationwide Mutual Insurance Company

AGMC Reinsurance, Ltd

Allied Group, Inc.

Allied Holding (Delaware), Inc.

Allied Insurance Company of America

Allied Property & Casualty Insurance Company

Allied Texas Agency, Inc.

AMCO Insurance Company

American Marine Underwriters

Crestbrook Insurance Company

Depositors Insurance Company

DVM Insurance Agency, Inc.

Eagle Captive Reinsurance, LLC

Freedom Specialty Insurance Company

Harleysville Group Inc.

Harleysville Insurance Co. of New York

Harleysville Insurance Company

Harleysville Insurance Company of New Jersey

Harleysville Lake States Insurance Company

Harleysville Life Insurance Company

Harleysville Preferred Insurance Company

Harleysville Worcester Insurance Company

Jefferson National Financial Corporation

Jefferson National Securities Corporation

Lone Star General Agency, Inc.

National Casualty Company

Nationwide Advantage Mortgage Company

Nationwide Affinity Insurance Company of America

Nationwide Agent Risk Purchasing Group. Inc.

Nationwide Agribusiness Insurance Company

Nationwide Assurance Company

Nationwide Cash Management Company

Nationwide Corporation

Nationwide Financial Assignment Company

Nationwide Financial General Agency, Inc.

Nationwide Financial Services, Inc.

Nationwide General Insurance Company

Nationwide Global Holdings, Inc.

Nationwide Indemnity Company

Nationwide Insurance Company of America

Nationwide Insurance Company of Florida

Nationwide Investment Services Corporation

Nationwide Life and Annuity Ins. Company

Nationwide Life Insurance Company

Nationwide Lloyds

Nationwide Property & Casualty Ins. Company

Nationwide Retirement Solutions, Inc.

Nationwide Sales Solutions, Inc.

Nationwide Trust Company, FSB

NBS Insurance Agency, Inc.

NFS Distributors, Inc.

NWD Investment Management, Inc.

Registered Investment Advisors Services, Inc.

Scottsdale Indemnity Company

Scottsdale Insurance Company

Scottsdale Surplus Lines Insurance Company

THI Holdings (Delaware), Inc.

Titan Insurance Company

Titan Insurance Services, Inc.

Veterinary Pet Insurance Company

Victoria Fire & Casualty Company

Victoria National Insurance Company

Victoria Select Insurance Company

VPI Services, Inc.

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2020	2019
$750 million commercial paper program (0.00%)	$-	$200
Accrued interest payable	3	3
Total short-term debt	$3	$203

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2019, the Company had access to borrow up to $300 million from the FHLB to provide financing for operations that expired on March 22, 2020. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.3 billion and $4.0 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2020 and 2019, respectively. In February 2021, the Company terminated this agreement and entered into a new agreement with the FHLB, which expires February 4, 2022, that allows the Company and NLAIC access to collectively borrow up to $1.1 billion in the aggregate, which would be collateralized by pledged securities.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2020 and 2019.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2020 and 2019.

The amount of interest paid on short-term debt was immaterial in 2020, 2019 and 2018.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million in membership stock as of December 31, 2020 and 2019. As part of the agreement, the Company purchased and held an additional $58 million and $53 million in activity stock as of December 31, 2020 and 2019, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company’s liability for advances from the FHLB was $2.1 billion and $1.8 billion as of December 31, 2020 and 2019, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.4 billion (1.5% of total admitted assets) as of December 31, 2020 and $2.2 billion (1.4% of total admitted assets) as of December 31, 2019, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2020
12/19/2001	7.50%	$300	$300	$22	$428	$-	12/31/2031
6/27/2002	8.15%	300	300	25	448	-	6/27/2032
12/23/2003	6.75%	100	100	7	112	-	12/23/2033
12/20/2019	4.21%	400	400	17	17	-	12/19/2059
Total		$1,100	$1,100	$71	$1,005	$-

December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/19/2059
Total		$1,100	$1,100	$54	$934	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11)	Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2020, 2019 and 2018 included premiums of $627 million, $529 million and $506 million, respectively, benefits and claims, net of third party reinsurance recoveries of $23 million, $17 million, and $14 million respectively, net investment earnings on funds withheld assets of $49 million, $33 million and $20 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $1 million, respectively. As of December 31, 2020 and 2019, the carrying value of the funds withheld assets was $965 million and $795 million, respectively, which consists of bonds and short-term investments that had a carrying value of $856 million and $722 million, respectively, and mortgage loans that had a carrying value of $108 million and $73 million, respectively. As of December 31, 2020 and 2019, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $65 million and $275 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $402 million and $248 million as of as of December 31, 2020 and December 31, 2019, respectively.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $281 million, $279 million and $257 million for the years ended December 31, 2020, 2019 and 2018, respectively, while benefits, claims and expenses ceded were $260 million, $273 million and $237 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2020, 2019 and 2018 and include premiums of $12 million, $14 million and $14 million, respectively, net investment income of $46 million, $49 million and $58 million, respectively, and benefits, change in reserves and other expenses of $171 million, $251 million and $358 million, respectively. The reserve adjustment for 2020, 2019 and 2018 of $(172) million, $(246) million and $(352) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.1 billion and $1.2 billion as of December 31, 2020 and 2019, respectively, and amounts payable related to this agreement were $8 million and $0.4 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $37 million and $39 million as of December 31, 2020 and 2019, respectively. Total premiums assumed under this treaty were $8 million, $11 million and $8 million during 2020, 2019 and 2018, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $158 million and $157 million as of December 31, 2020 and 2019, respectively.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2020 and 2019 were $420 million and $438 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), SCOR Global Life Americas Reinsurance (“SGLAR”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2020. Total reserve credits taken on these contracts as of December 31, 2020 and 2019 totaled $100 million and $90 million for each year, from SBL, $44 million and $0, respectively, from SGLAR and $36 million and $41 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

(12)	Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the Enterprise Cost Sharing Agreement. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC and NSC totaling $281 million, $220 million and $235 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.7 billion, $3.5 billion and $3.4 billion as of December 31, 2020, 2019 and 2018, respectively. Total revenues from these contracts were $122 million, $120 million and $119 million for the years ended December 31, 2020, 2019 and 2018, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $115 million, $112 million and $107 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

Under the Enterprise Cost Sharing Agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2020, 2019 and 2018, the Company was allocated costs from NMIC of $13 million, $11 million and $10 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2020, 2019 and 2018.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2020, 2019 and 2018, customer allocations to NFG funds totaled $69.2 billion, $66.8 billion and $60.7 billion, respectively. For the years ended December 31, 2020, 2019 and 2018, NFG paid the Company $229 million, $227 million and $227 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $551 million and $616 million as of December 31, 2020 and 2019, respectively. As of December 31, 2020, amounts on deposit with NCMC were comprised of $547 million of cash equivalents, with remaining amounts in short-term investments.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2020, 2019 and 2018 was $69 million, $71 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2041. As of December 31, 2020 and 2019, the Company had mortgage loans outstanding of $414 million and $348 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2020 and 2019, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2020 and 2019, there was no outstanding borrowings from affiliated entities at any given time. The amount the Company incurred for interest expense on intercompany repurchase agreements during 2020, 2019 and 2018 were immaterial.

During 2020, 2019 and 2018, the Company received capital contributions of $0, $600 million and $435 million, respectively, from NFS.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

During 2020, the Company sold securities of $59 million to Nationwide Mutual Fire Insurance Company for cash, which resulted in a realized loss of $2 million.

During 2020, 2019 and 2018, the Company paid capital contributions of $500 million, $400 million and $565 million, respectively, to NLAIC.

On February 11, 2020, the Company entered into an unsecured promissory note and revolving line of credit with JNLNY whereby JNLNY can borrow up to $5 million. As of December 31, 2020, no amounts were drawn on the note.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

During 2020 and 2019, the Company made surplus contributions to Eagle. On March 31, 2020 and April 17, 2020, the Company made surplus contributions to Eagle of $555 million and $50 million, respectively. On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million.

During 2020 and 2019 Eagle declared distributions to the Company based on their earned surplus position. On February 10, 2021, the Company received a dividend distribution of $292 million from Eagle that was declared on December 31, 2020. The dividend receivable was recorded in accrued investment income on the December 31, 2020 statutory statement of admitted assets, liabilities, capital and surplus. On November 10, 2020 the Company received a total distribution of $267 million from Eagle that was declared on September 30, 2020 and consisted of a return of contributed surplus of $184 million and a dividend of $83 million. On August 10, 2020 the Company received a return of contributed surplus distribution of $421 million from Eagle that was declared on June 30, 2020. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $90 million and $69 million as of December 31, 2020 and 2019, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2020, 2019 and 2018 Statutory Financial Statements

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there is no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC’s single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2020 and 2019 were approximately $8 million and $9 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third-party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14)	Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2020, 2019 and 2018, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2020, was $9.1 billion and statutory net income for 2020 was $487 million. As of January 1, 2021, the Company has the ability to pay dividends to NFS totaling $911 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I     Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2020:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. government corporations	$2	$2	$2
	U.S. government and agencies	120	150	120
	Obligations of states and political subdivisions	3,323	3,988	3,323
	Foreign governments	63	71	63
	Public utilities	3,784	4,280	3,790
	All other corporate, mortgage-backed and asset-backed securities	29,876	33,319	29,909
	Total fixed maturity securities	$37,168	$41,810	$37,207
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	30	33	33
	Industrial, miscellaneous and all other	113	109	109
	Nonredeemable preferred stocks	97	109	97
	Total equity securities[1]	$240	$251	$239
	Mortgage loans[2]	7,831		7,783
	Short-term investments	461		461
	Policy loans	888		888
	Other long-term investments[3]	950		950
	Total invested assets	$47,538		$47,528
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.6 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $157 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III    Supplementary Insurance Information

As of December 31, 2020, 2019 and 2018 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2020
Life Insurance		$5,204			$394
Annuities		7,837			3,443
Retirement Solutions		22,362			5,939
Corporate Solutions and Other		5,599			861

Total		$41,002			$10,637
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Retirement Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229

Total		$39,139			$10,168

2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Retirement Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456

Total		$38,337			$9,829

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[3]	Benefits, claims, losses and settlement expenses[4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses	Premiums written
2020
Life Insurance	$247	$772		$123
Annuities	338	7,539		55
Retirement Solutions	843	8,258		131
Corporate Solutions and Other	679	717		135

Total	$2,107	$17,286		$444

2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Retirement Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105

Total	$1,974	$16,957		$417

2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Retirement Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64

Total	$1,927	$15,367		$398

1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV     Reinsurance

As of December 31, 2020, 2019 and 2018 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2020
Life insurance in force	$146,855	$(31,055)	$686	$116,486
Premiums:
Life Insurance[1]	$1,378	$(133)	$8	$1,253
Accident and health insurance	441	(440)	-	1
Total	$1,819	$(573)	$8	$1,254

2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V     Valuation and Qualifying Accounts

Years ended December 31, 2020, 2019 and 2018:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2020
Valuation allowances - mortgage loans	$34	$14	$-	$48

2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
a)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant – Filed previously with registration statement (333-149295) on January 23, 2009, as document "item26a.txt," and hereby incorporated by reference.
b)	Not Applicable.
c)	Underwriting or Distribution contracts between the Depositor and Principal Underwriter – Filed previously with registration statement (333-117998) on August 6, 2004, as document "item26c.txt," and hereby incorporated by reference.
d)	Contract – The form of the contract was filed previously with registration statement (333-149295) on February 19, 2008, as document "policyforms.htm," and is hereby incorporated by reference.
e)	Applications – The form of the application was filed previously with registration statement (333-149295) on February 19, 2008, as document "applications.htm," and is hereby incorporated by reference.
f)	Depositor’s Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
g)	Reinsurance Agreements -
1)	Automatic/Facultative YRT Reinsurance Agreement with RGA Reinsurance Company dated October 1, 2006, filed previously with registration statement (333-149295) on April 12, 2011 as document "rgareinsuranceagmt.htm" and hereby incorporated by reference.
2)	Automatic Self Administered YRT Reinsurance Agreement with Swiss Re Life & Health America, Inc. dated June 1, 2006, filed previously with registration statement (333-149295) on April 12, 2011 as document "swiss06reinsuranceagmt.htm" and hereby incorporated by reference.
3)	Automatic and Facultative Yearly Renewable Term Reinsurance Agreement with General & Cologne Life Re of America dated October 21, 2003, filed previously with registration statement (333-149295) on April 12, 2011 as document "gencoloreinsuranceagmt.htm" and hereby incorporated by reference.
4)	Automatic Self Administered YRT Reinsurance Agreement with Swiss Re Life & Health America, Inc. dated July 27, 2008, filed previously with registration statement (333-149295) on April 12, 2011 as document "swiss08reinsuranceagmt.htm" and hereby incorporated by reference.
5)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, filed previously with registration statement (333-149295) on April 12, 2011 as document "hannoverreinsuranceagmt.htm" and hereby incorporated by reference.
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm

3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
5)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
6)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
8)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
16)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm

17)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
18)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
19)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
20)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
21)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
22)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
23)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
24)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
25)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
26)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
27)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
28)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
29)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
30)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
i)	Form of Administrative Contracts –

The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
5)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
6)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
7)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
8)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
9)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
10)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
11)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
12)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
13)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
14)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
15)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
16)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm

17)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
18)	Amended and Restated Fund Participation and Shareholder Services Agreement with MFS Variable Insurance Trust and Massachusetts Financial Service Company, as amended dated February 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document mfsasa99i9.htm
19)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
21)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
22)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
23)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
24)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
25)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
26)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
27)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
28)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
29)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
30)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
31)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
32)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm

33)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
34)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
j)	Not Applicable.
k)	Opinion of Counsel – Filed previously with registration statement (333-149295) on February 19, 2008, as document "opinionofcounsel.htm" and hereby incorporated by reference.
l)	Not Applicable.
m)	Not Applicable.
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable.
p)	Not Applicable.
q)	Redeemability Exemption Procedures –Filed previously with registration statement (333-31725) on December 21, 2009 under document "exhibit_26q.htm" and is hereby incorporated by reference.
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Administrative Officer	Gale V. King
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President - Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Chief Investment Officer	Joel L. Coleman
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - External Affairs	Steven M. English
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President - Corporate Solutions	Juan J. Perez
Senior Vice President - Retirement Plan Sales	Scott Ramey
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Nationwide Retirement Institute	Kristi L. Rodriguez
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.

Company	Jurisdiction of Domicile	Brief Description of Business
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B

b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Assistant Secretary	Heidi Bowman
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

(b)	Directors and Officers of Waddell & Reed, Inc.:

Brent K. Bloss	Chairman of the Board, Director and President
Shawn M. Mihal	President and Director
Vedrana Balta	Secretary
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Benjamin R. Clouse	Senior Vice President, Director and Chief Financial Officer
Michael J. Daley	Senior Vice President, Chief Accounting Officer and Treasurer
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief People and Brand Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Amy E. Rush	Senior Vice President and Associate General Counsel
Kimberly A. Wingate	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 20, 2021.
Nationwide VLI Separate Account-7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 20, 2021.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Nationwide Annuity and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact